PILGRIM(R)
---------------------------
FUNDS FOR SERIOUS INVESTORS




                                                                      Prospectus
                                                       Classes: A, B, C, M and T
                                                                   July 31, 2000

                                                               U.S. EQUITY FUNDS
                                                                Pilgrim MagnaCap
                                                       Pilgrim Growth and Income
                                                        Pilgrim LargeCap Leaders
                                                 Pilgrim Research Enhanced Index
                                                    Pilgrim Growth Opportunities
                                                         Pilgrim LargeCap Growth
                                                            Pilgrim MidCap Value
                                                    Pilgrim MidCap Opportunities
                                                           Pilgrim MidCap Growth
                                                          Pilgrim Growth + Value
                                                  Pilgrim SmallCap Opportunities
                                                         Pilgrim SmallCap Growth
                                                         Pilgrim Bank and Thrift

                                                           EQUITY & INCOME FUNDS
                                                                Pilgrim Balanced
                                                             Pilgrim Convertible

This prospectus contains important
information about investing in the
Pilgrim Funds. You should read it
carefully before you invest, and keep
it for future reference. Please note
that your investment: is not a bank
deposit, is not insured or guaranteed
by the FDIC, the Federal Reserve Board
or any other government agency and is
affected by market fluctuations. There
is no guarantee that the Funds will
achieve their objectives. As with all
mutual funds, the Securities and
Exchange Commission (SEC) has not
approved or disapproved these
securities nor has the SEC judged
whether the information in this
prospectus is accurate or adequate.
Any representation to the contrary is
a criminal offense.

                                                                   WHAT'S INSIDE
--------------------------------------------------------------------------------

[GRAPHIC]
OBJECTIVE      These pages contain a description of each of our
               Funds included in this prospectus, including its
[GRAPHIC]      objective, investment strategy and risks.
INVESTMENT
STRATEGY
               You'll also find:

[GRAPHIC]
RISKS How the Fund has performed. A chart that shows the Fund's financial performance for the past ten years (or since inception, if shorter).

[GRAPHIC]
HOW THE        What you pay to invest. A list of the fees and
FUND HAS       expenses you pay -- both directly and indirectly
PERFORMED      -- when you invest in a Fund.


An Introduction to the
Pilgrim Funds                                                              1
Funds At A Glance                                                          2

U.S. EQUITY FUNDS
Pilgrim MagnaCap                                                           4
Pilgrim Growth and Income                                                  6
Pilgrim LargeCap Leaders                                                   8
Pilgrim Research Enhanced Index                                           10
Pilgrim Growth Opportunities                                              12
Pilgrim LargeCap Growth                                                   14
Pilgrim MidCap Value                                                      16
Pilgrim MidCap Opportunities                                              18
Pilgrim MidCap Growth                                                     20
Pilgrim Growth + Value                                                    22
Pilgrim SmallCap Opportunities                                            24
Pilgrim SmallCap Growth                                                   26
Pilgrim Bank and Thrift                                                   28

EQUITY & INCOME FUNDS
Pilgrim Balanced                                                          30
Pilgrim Convertible                                                       32

What You Pay to Invest                                                    34
Shareholder Guide                                                         39
Management of the Funds                                                   46
Dividends, Distributions and Taxes                                        49
More Information About Risks                                              50
Financial Highlights                                                      53
Where To Go For More Information                                      Back cover

                                                             INTRODUCTION TO THE
                                                                   PILGRIM FUNDS
--------------------------------------------------------------------------------

Risk is the potential that your investment will lose money or not earn as much as you hope. All mutual funds have varying degrees of risk, depending on the securities they invest in. Please read this prospectus carefully to be sure you understand the principal risks and strategies associated with each of our Funds. You should consult the Statement of Additional Information (SAI) for a complete list of the risks and strategies.

[GRAPHIC]

If you have any questions about the Pilgrim Funds, please call your financial consultant or us at 1-800-992-0180.

This prospectus is designed to help you make informed decisions about your investments.

U.S. EQUITY FUNDS

Pilgrim's U.S. Equity Funds focus on long-term growth by investing primarily in domestic equities.

They may suit you if you:

*    are investing for the long-term -- at least several years
*    are willing to accept higher risk in exchange for long-term growth.

EQUITY AND INCOME FUNDS

Pilgrim's Equity and Income Funds seek income and growth of capital.

They may suit you if you:

*    want both regular income and capital appreciation
* are looking for growth potential, but don't feel comfortable with the level of risk associated with the Equity Funds.

                                                                       [GRAPHIC]
                          If you have any questions, please call 1-800-992-0180.

------
Funds
At A
Glance
------

This table is a summary of the objectives, main investments and risks of each Pilgrim Fund. It is designed to help you understand the differences between the Funds, the main risks associated with each, and how risk and investment objectives relate. This table is only a summary. You should read the complete descriptions of each Fund's investment objectives, strategies and risks, which begin on page 4.

               FUND                                          INVESTMENT OBJECTIVE
-------------------------------------------------------------------------------------------------
U.S. Equity    MagnaCap Fund                                 Growth of capital, with dividend
Funds          Adviser: Pilgrim Investments, Inc.            income as a secondary consideration

               Growth and Income Fund                        Long-term capital appreciation, with
               Adviser: Pilgrim Investments, Inc.            income as a secondary objective

               LargeCap Leaders Fund                         Long-term capital appreciation
               Adviser: Pilgrim Investments, Inc.

               Research Enhanced Index Fund                  Capital appreciation
               Adviser: Pilgrim Investments, Inc.
               Sub-Adviser: J.P. Morgan
               Investment Management Inc.

               Growth Opportunities Fund                     Long-term growth of capital
               Adviser: Pilgrim Investments, Inc.

               LargeCap Growth Fund                          Long-term capital appreciation
               Adviser: Pilgrim Investments, Inc.
               Sub-Adviser: Nicholas-Applegate Capital Mgt.

               MidCap Value Fund                             Long-term capital appreciation
               Adviser: Pilgrim Investments, Inc.

               MidCap Opportunities Fund                     Long-term capital appreciation
               Adviser: Pilgrim Investments, Inc.

               MidCap Growth Fund                            Long-term capital appreciation
               Adviser: Pilgrim Investments, Inc.

               Growth + Value Fund                           Capital appreciation
               Adviser: Pilgrim Investments, Inc.
               Sub-Adviser: Navellier Fund
               Management, Inc.

               SmallCap Opportunities Fund                   Capital appreciation
               Adviser: Pilgrim Investments, Inc.

               SmallCap Growth Fund                          Long-term capital appreciation
               Adviser: Pilgrim Investments, Inc.

               Bank and Thrift Fund                          Long-term capital appreciation, with
               Adviser: Pilgrim Investments, Inc.            income as a secondary objective

Equity &       Balanced Fund                                 Long-term capital appreciation and
Income Funds   Adviser: Pilgrim Investments, Inc.            current income

               Convertible Fund                              Total return, consisting of capital
               Adviser: Pilgrim Investments, Inc.            appreciation and current income
               Sub-Adviser: Nicholas-Applegate Capital Mgt.

MAIN INVESTMENTS                              MAIN RISKS
--------------------------------------------------------------------------------

Equity securities that meet        Price volatility and other risks that
disciplined selection criteria     accompany an investment in equity securities.
designed to identify companies
capable of paying rising
dividends

Equity securities of large,        Price volatility and other risks that
ably managed, and                  accompany an investment in equity securities.
well-financed U.S. companies

Equity securities of large         Price volatility and other risks that
U.S. companies believed to be      accompany an investment in equity securities.
leaders in their industries

Equity securities of large         Price volatility and other risks that
U.S. companies that make up        accompany an investment in equity securities.
the S&P 500 Index

Equity securities of large,        Price volatility and other risks that
medium, and small U.S.             accompany an investment in growth-oriented
companies believed to have         equity securities.
growth potential

Equity securities of large         Price volatility and other risks that
U.S. companies believed to         accompany an investment in growth-oriented
have growth potential              equity securities.

Equity securities of               Price volatility and other risks that
medium-sized U.S. companies        accompany an investment in equity securities
that meet disciplined              of medium-sized companies. Particularly
selection criteria designed to     sensitive to price swings during periods of
identify companies with prices     economic uncertainty.
below their long-term value

Equity securities of               Price volatility and other risks that
medium-sized U.S. companies        accompany an investment in equity securities
believed to have growth            of growth-oriented and medium-sized
potential                          companies. Particularly sensitive to price
                                   swings during periods of economic
                                   uncertainty.

Equity securities of               Price volatility and other risks that
medium-sized U.S. companies        accompany an investment in equity securities
believed to have growth            of medium-sized companies. Particularly
potential                          sensitive to price swings during periods of
                                   economic uncertainty.

Equity securities of               Price volatility and other risks that
small-sized U.S. companies         accompany an investment in equity securities
                                   of growth-oriented and small-sized companies.
                                   Particularly sensitive to price swings during periods of economic uncertainty.

Equity securities of               Price volatility and other risks that
small-sized U.S. companies         accompany an investment in equity securities
believed to have growth            of growth-oriented and small-sized companies.
potential                          Particularly sensitive to price swings during
                                   periods of economic uncertainty.

Equity securities of               Price volatility and other risks that
small-sized U.S. companies         accompany an investment in equity securities
believed to have growth            of growth-oriented and small-sized companies.
potential                          Particularly sensitive to price swings during
                                   periods of economic uncertainty.

Equity securities of banks and     Price volatility and other risks that
thrifts or their holding or        accompany an investment in equity securities.
parent companies, and savings      Susceptible to risks of decline in the price
accounts of mutual thrifts         of securities concentrated in the banking and
                                   thrift industries.

A mix of equity and debt           Price volatility and other risks that
securities                         accompany an investment in equity securities.
                                   Credit, interest rate and other risks that accompany an investment in debt securities.

Convertible securities of          Price volatility and other risks that
companies of various sizes, as     accompany an investment in equity securities.
well as equities, and              Credit, interest rate, liquidity and other
high-yield debt                    risks that accompany an investment in debt
                                   securities,and lower quality debt securities.

-----------
U.S. Equity
Funds
-----------

                                                       Adviser
PILGRIM MAGNACAP FUND                                  Pilgrim Investments, Inc.
--------------------------------------------------------------------------------

OBJECTIVE
[GRAPHIC]

The Fund seeks growth of capital, with dividend income as a secondary consideration.

INVESTMENT
STRATEGY
[GRAPHIC]

The Fund is managed with the philosophy that companies that can best meet the Fund's objectives have paid increasing dividends or have had the capability to pay rising dividends from their operations. The Fund normally invests at least 65% of its assets in equity securities of companies that meet the following disciplined criteria:

Consistent Dividends -- A company must have paid or had the financial capability from its operations to pay a dividend in eight out of the last 10 years.

Substantial Dividend Increases -- A company must have increased its dividends or had the financial capability from its operations to have increased its dividends at least 100% over the past 10 years.

Reinvested Earnings -- Dividend payout must be less than 65% of current earnings.

Strong Balance Sheet -- Long term debt should be no more than 25% of the company's total capitalization or a company's bonds must be rated at least A- or A-3.

Attractive Price -- A company's current share price should be in the lower half of the stock's price/earnings ratio range for the past ten years, or the ratio of the share price to its anticipated future earnings must be an attractive value in relation to the average for its industry peer group or that of the Standard & Poor's 500 Composite Stock Price Index (S&P 500 Index).

The equity securities in which the Fund may invest include common stocks, convertible securities, and rights or warrants. Normally, the Fund's investments are primarily in larger companies that are included in the largest 500 U.S. companies. The remainder of the Fund's assets may be invested in equity securities that the adviser believes have growth potential because they represent an attractive value.

In selecting securities for the Fund, preservation of capital is also an important consideration. Although the Fund normally will be invested as fully as practicable in equity securities, assets that are not invested in equity securities may be invested in high quality debt securities. The Fund may invest up to 5% of its assets, measured at the time of investment, in foreign securities.

--------------------------------------------------------------------------------

RISKS
[GRAPHIC]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

Price Volatility -- the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility.

Market Trends -- from time to time, the stock market may not favor the value securities that meet the Fund's disciplined investment criteria. Rather, the market could favor growth-oriented stocks or small company stocks, or may not favor equities at all.

Debt securities -- the value of debt securities may fall when interest rates rise. Debt securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than debt securities with shorter maturities.

Credit Risk -- the Fund could lose money if the issuer of a debt security is unable to meet its financial obligations or goes bankrupt. This is especially true during periods of economic uncertainty or economic downturns.

Risks of Foreign Investing -- foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment.

4    Pilgrim MagnaCap Fund

                        PILGRIM MAGNACAP FUND
--------------------------------------------------------------------------------

HOW THE
FUND HAS
PERFORMED
[GRAPHIC]

The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance is not an indication of future performance.

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A shares from year to year.

Year by Year Total Returns (%)(1)

  1990    1991    1992    1993    1994    1995    1996    1997    1998    1999
  ----    ----    ----    ----    ----    ----    ----    ----    ----    ----
 -3.11   25.28    8.02    9.25    4.15   35.22   18.51   27.73   16.09   12.20

Best and worst quarterly performance during this period:

4th quarter 1998: up 18.93%

3rd quarter 1990: down 15.99%

The Fund's year-to-date total return as of June 30, 2000 was down 2.58%.

The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of a broad measure of market performance -- the Standard & Poor's 500 Composite Stock Price Index.

Average Annual Total Returns(2)

                                                                          S&P
                                                                          500
                           Class A(3)     Class B(4)     Class M(5)     Index(6)
                           ----------     ----------     ----------     --------
One year, ended
December 31, 1999     %       5.77           6.46           7.74         21.04

Five years, ended
December 31, 1999     %      20.24            N/A            N/A         28.54

Ten years, ended
December 31, 1999     %      14.13            N/A            N/A         18.19

Since inception(7)    %        N/A          18.74          18.32         26.23

----------
(1) These figures are as of December 31 of each year. They do not reflect sales charges and would be lower if they did.
(2) Class C shares of the Fund did not have a full year's performance during the year ended December 31, 1999.
(3)  Reflects deduction of sales charge of 5.75%.
(4) Reflects deduction of deferred sales charge of 5% and 2%, respectively, for 1 year and since inception returns.
(5)  Reflects deduction of sales charge of 3.5%.
(6) The S&P 500 Index is an unmanaged index that measures the performance of securities of approximately 500 large-capitalization U.S. companies.
(7)  Classes B and M commenced operations on July 17, 1995.

                                                                       [GRAPHIC]
                          If you have any questions, please call 1-800-992-0180.

                                                     Pilgrim MagnaCap Fund     5

-----------
U.S. Equity
Funds
-----------

                                                       Adviser
PILGRIM GROWTH AND INCOME FUND                         Pilgrim Investments, Inc.
--------------------------------------------------------------------------------

OBJECTIVE
[GRAPHIC]

The Fund's principal investment objective is long-term capital appreciation. Income is a secondary objective.

INVESTMENT
STRATEGY
[GRAPHIC]

The Fund will invest at least 65% of its total assets in common stocks of U.S. companies, which may include dividend paying securities and securities convertible into shares of common stock. The Fund seeks to invest in large, ably managed and well financed companies. The investment approach is to identify high quality companies with good earnings and price momentum which sell at attractive valuations.

The Fund may invest the remaining 35% of its assets in foreign securities and smaller capitalization companies.

--------------------------------------------------------------------------------

RISKS
[GRAPHIC]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

Price Volatility -- the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. The Fund invests primarily in equity securities of larger companies, which sometimes have more stable prices than smaller companies. The Fund also may invest in small and medium-sized companies, which may be more susceptible to price swings because they have fewer financial resources, more limited product and market diversification, and many are dependent on a few key managers.

Market Trends -- from time to time, the stock market may not favor the large company value securities in which the Fund invests. Rather, the market could favor growth-oriented stocks or small company stocks, or may not favor equities at all.

Inability to Sell Securities -- securities of smaller companies trade in lower volume and may be less liquid than securities of larger, more established companies. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

Risks of Foreign Investing -- foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment.

6    Pilgrim Growth and Income Fund

                                                  PILGRIM GROWTH AND INCOME FUND
--------------------------------------------------------------------------------

HOW THE
FUND HAS
PERFORMED
[GRAPHIC]

The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance is not an indication of future performance.

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A shares from year to year.

Year by Year Total Returns (%)(1)(2)

  1990    1991    1992    1993    1994    1995    1996    1997    1998    1999
  ----    ----    ----    ----    ----    ----    ----    ----    ----    ----
 -10.27  24.87   12.36   13.22   -3.11   22.57   26.46   30.36   21.42   15.54

Best and worst quarterly performance during this period:

4th quarter 1998: up 21.95%

3rd quarter 1990: down -14.87%

The Fund's year-to-date total return as of June 30, 2000 was up 1.74%.

The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of a broad measure of market performance -- the S&P 500 Index.

Average Annual Total Returns

                                                     S&P
                                                     500
                               Class A(3)(4)       Index(5)
                               -------------       --------
One year, ended
December 31, 1999  %                8.90            21.04

Five years, ended
December 31, 1999  %               21.72            28.56

Ten years, ended
December 31, 1999  %               13.94            18.21

----------
(1) These figures are as of December 31 of each year. They do not reflect sales charges and would be lower if they did.
(2) Prior to July 26, 2000, Lexington Management Corporation served as the adviser to the Fund and the Fund's shares were sold on a no-load basis. Effective July 31, 2000, the Fund's outstanding shares were classified as "Class A" shares.
(3) This table shows the performance of the Class A shares of the Fund. Class B and Class C shares were not offered during the period ended December 31, 1999.
(4)  Reflects a deduction of sales charge of 5.75%.
(5) The S&P 500 Index is an unmanaged index that measures the performance of securities of approximately 500 large-capitalization U.S. companies.

                                                                       [GRAPHIC]
                          If you have any questions, please call 1-800-992-0180.

                                            Pilgrim Growth and Income Fund     7

-----------
U.S. Equity
Funds
-----------

                                                       Adviser
PILGRIM LARGECAP LEADERS FUND                          Pilgrim Investments, Inc.
--------------------------------------------------------------------------------

OBJECTIVE
[GRAPHIC]

The Fund seeks long-term capital appreciation.

INVESTMENT
STRATEGY
[GRAPHIC]

The Fund normally invests at least 65% of its total assets in equity securities of large U.S. companies that the adviser believes are leaders in their industries. The portfolio managers consider whether these companies have a sustainable competitive edge.

The portfolio managers emphasize a value approach, and seek securities whose prices in relation to projected earnings are believed to be reasonable in comparison to the market. For this Fund, a company with a market capitalization (outstanding shares multiplied by price per share) of over $5 billion is considered to be a large company, although the Fund may also invest to a limited degree in companies that have a market capitalization between $1 billion and $5 billion.

The equity securities in which the Fund may invest include common stock, convertible securities, preferred stock, American Depositary Receipts, and warrants. The Fund normally invests as fully as practicable (at least 80%) in equity securities.

--------------------------------------------------------------------------------

RISKS
[GRAPHIC]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

Price Volatility -- the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. The Fund invests primarily in equity securities of larger companies, which sometimes have more stable prices than smaller companies. The Fund also may invest in small and medium-sized companies, which may be more susceptible to price swings because they have fewer financial resources, more limited product and market diversification, and many are dependent on a few key managers.

Market Trends -- from time to time, the stock market may not favor the large company value securities in which the Fund invests. Rather, the market could favor growth-oriented stocks or small company stocks, or may not favor equities at all.

Inability to Sell Securities -- securities of smaller companies trade in lower volume and may be less liquid than securities of larger, more established companies. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

8    Pilgrim LargeCap Leaders Fund

                                                   PILGRIM LARGECAP LEADERS FUND
--------------------------------------------------------------------------------

HOW THE
FUND HAS
PERFORMED
[GRAPHIC]

The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance is not an indication of future performance.

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A shares from year to year.

Year by Year Total Returns (%)(1)(2)

  1990    1991    1992    1993    1994    1995    1996    1997    1998    1999
  ----    ----    ----    ----    ----    ----    ----    ----    ----    ----
                                                 21.07   20.15   20.08   18.94

Best and worst quarterly performance during this period:

4th quarter 1998: up 24.11%

3rd quarter 1998: down 12.86%

The Fund's year-to-date total return as of June 30, 2000 was down 3.35%.

The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of a broad measure of market performance -- the Standard & Poor's 500 Composite Stock Price Index.

Average Annual Total Returns(3)

                                                                          S&P
                                                                          500
                           Class A(4)     Class B(5)     Class M(6)     Index(7)
                           ----------     ----------     ----------     --------
One year, ended
December 31, 1999      %     12.12          13.19          14.10         21.04

Since inception(8)     %     18.68          19.18          18.73         26.99

----------
(1) These figures are as of December 31 of each year. They do not reflect sales charges and would be lower if they did.
(2) Prior to November 1, 1998, the Fund's investment policies were different in that they emphasized large company value stocks without necessarily emphasizing industry leaders. Pilgrim Investments has been the Fund's investment adviser since the Fund commenced operations; however, prior to November 1, 1997, the Fund was managed by a sub-adviser.
(3) Class C shares of the Fund did not have a full year's performance during the year ended December 31, 1999.
(4)  Reflects deduction of sales charge of 5.75%.
(5) Reflects deduction of deferred sales charge of 5% and 2%, respectively, for 1 year and since inception returns.
(6)  Reflects deduction of sales charge of 3.5%.
(7) The S&P 500 Index is an unmanaged index that measures the performance of securities of approximately 500 large-capitalization U.S. companies.
(8)  The Fund commenced operations on September 1, 1995.

                                                                       [GRAPHIC]
                          If you have any questions, please call 1-800-992-0180.

                                             Pilgrim LargeCap Leaders Fund     9

-----------
U.S. Equity
Funds
-----------

                                                       Adviser
                                                       Pilgrim Investments, Inc.
                                                       Sub-Adviser
                                                       J.P. Morgan Investment
PILGRIM RESEARCH ENHANCED INDEX FUND                   Management Inc.
--------------------------------------------------------------------------------

OBJECTIVE
[GRAPHIC]

The Fund seeks capital appreciation.

INVESTMENT
STRATEGY
[GRAPHIC]

The Fund invests primarily in large companies that make up the S&P 500 Index. Based on extensive research regarding projected company earnings and dividends, a valuation model ranks companies in each industry group according to their relative value. Using this valuation model, the portfolio managers select stocks for the Fund. Within each industry, the Fund modestly overweights stocks that are ranked as undervalued or fairly valued while modestly underweighting or not holding stocks that appear overvalued. Industry by industry, the Fund's assets are invested so that the Fund's industry sector allocations and market cap weightings closely parallel those of the S&P 500 Index.

By owning a large number of stocks within the S&P 500 Index, with an emphasis on those that appear undervalued or fairly valued, and by tracking the industry weightings and other characteristics of that index, the Fund seeks returns that modestly exceed those of the S&P 500 Index over the long term with virtually the same level of volatility.

Under normal market conditions, the Fund invests at least 80% of its total assets in common stocks included in the S&P 500 Index. It may also invest in other common stocks not included in the S&P 500 Index. The Fund may also invest in certain higher-risk investments, including derivatives (generally these investments will be limited to S&P 500 Index options).

--------------------------------------------------------------------------------

RISKS
[GRAPHIC]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

Price Volatility -- the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. The Fund invests primarily in equity securities of larger companies, which sometimes have more stable prices than smaller companies. The portfolio managers try to remain fully invested in companies included in the S&P 500 Index, and generally do not change this strategy even temporarily, which could make the Fund more susceptible to poor market conditions.

Market Trends -- from time to time, the stock market may not favor the large company securities that are ranked as undervalued or fairly valued in which the Fund invests. Rather, the market could favor small company stocks, growth-oriented stocks, or may not favor equities at all.

Risks of Using Derivatives -- derivatives are subject to the risk of changes in the market price of the security and the risk of loss due to changes in interest rates. The use of certain derivatives may also have a leveraging effect, which may increase the volatility of the Fund. The use of derivatives may reduce returns for the Fund.

10   Pilgrim Research Enhanced Index Fund

                                            PILGRIM RESEARCH ENHANCED INDEX FUND
--------------------------------------------------------------------------------

HOW THE
FUND HAS
PERFORMED
[GRAPHIC]

The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance is not an indication of future performance.

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A shares from year to year.

Year by Year Total Return (%)(1)

  1990    1991    1992    1993    1994    1995    1996    1997    1998    1999
  ----    ----    ----    ----    ----    ----    ----    ----    ----    ----
                                                                         18.59

Best and worst quarterly performance during this period:

4th quarter 1999: up 12.41%

3rd quarter 1999: down 6.39%

The Fund's year-to-date total return as of June 30, 2000 was down 1.88%.

The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of a broad measure of market performance -- the Standard and Poor's 500 Composite Stock Price Index.

Average Annual Total Return

                                                                          S&P
                                                                          500
                              Class A(2)    Class B(3)    Class C(4)    Index(5)
                              ----------    ----------    ----------    --------
One year, ended
December 31, 1999(6)     %      11.78         12.89         16.99        21.04

----------
(1) These figures are as of December 31, 1999. They do not reflect sales charges and would be lower if they did.
(2)  Reflects deduction of sales charge of 5.75%
(3)  Reflects deduction of deferred sales charge of 5% for the 1 year return.
(4)  Reflects deduction of a deferred sales charge of 1% for the 1 year return.
(5) The S&P 500 Index is an unmanaged index that measures the performance of securities of approximately 500 large-capitalization U.S. companies.
(6)  The Fund commenced operations on December 30, 1998.

                                                                       [GRAPHIC]
                          If you have any questions, please call 1-800-992-0180.

                                    Pilgrim Research Enhanced Index Fund      11

-----------
U.S. Equity
Funds
-----------

                                                       Adviser
PILGRIM GROWTH OPPORTUNITIES FUND                      Pilgrim Investments, Inc.
--------------------------------------------------------------------------------

OBJECTIVE
[GRAPHIC]

This Fund seeks long-term growth of capital.

INVESTMENT
STRATEGY
[GRAPHIC]

The Fund invests primarily in common stock of U.S. companies that the portfolio manager feels have above average prospects for growth.

Under normal market conditions, the Fund invests at least 65% of its total assets in securities purchased on the basis of the potential for capital appreciation. These securities may be from large-cap, mid-cap or small-cap companies.

The portfolio managers use a "top down" disciplined investment process, which includes extensive database screening, frequent fundamental research, identification and implementation of a trend-oriented approach in structuring the portfolio and a sell discipline. The portfolio managers seek to invest in companies expected to benefit most from major social, economic and technological trends that are likely to shape the future of business and commerce over the next three to five years, and attempt to provide a framework for identifying the industries and companies expected to benefit most. This top down approach is combined with rigorous fundamental research (a bottom-up approach) to guide stock selection and portfolio structure.

--------------------------------------------------------------------------------

RISKS
[GRAPHIC]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

Price Volatility -- the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. This Fund invests in companies that the portfolio manager feels have the potential for rapid growth, which may give the Fund a higher risk of price volatility than a Fund that emphasizes other styles, such as a value-oriented style. The Fund may invest in small and medium-sized companies, which may be more susceptible to price swings than larger companies because they have fewer financial resources, more limited product and market diversification and many are dependent on a few key managers.

Market Trends -- from time to time, the stock market may not favor the growth securities in which the Fund invests. Rather, the market could favor value-oriented stocks, or may not favor equities at all.

Inability to Sell Securities -- securities of smaller companies trade in lower volume and may be less liquid than securities of larger, more established companies. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

12   Pilgrim Growth Opportunities Fund

                                               PILGRIM GROWTH OPPORTUNITIES FUND
--------------------------------------------------------------------------------

HOW THE
FUND HAS
PERFORMED
[GRAPHIC]

The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance is not an indication of future performance.

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's shares from year to year.

Year by Year Total Returns (%)(1)

  1990    1991    1992    1993    1994    1995    1996    1997    1998    1999
  ----    ----    ----    ----    ----    ----    ----    ----    ----    ----
 -5.24   38.10    8.05   10.36   -7.66   24.40   20.54   23.59   23.61   93.26

Best and worst quarterly performance during this period:

4th quarter 1999: up 39.10%

3rd quarter 1998: down 15.25%

The Fund's year-to-date total return as of June 30, 2000 was up 0.76%.

The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of a broad measure of market performance -- the Standard & Poor's 500 Composite Stock Price Index.

Average Annual Total Returns

                                                                                   S&P
                                                                                   500
                             Class A(2)   Class B(3)   Class C(4)   Class T(5)   Index(6)
                             ----------   ----------   ----------   ----------   --------
One year, ended
December 31, 1999        %     82.14        86.84        90.90        87.72       21.04

Five years, ended
December 31, 1999        %       N/A          N/A          N/A        33.98       28.54

Ten years, ended
December 31, 1999        %       N/A          N/A          N/A        20.05       18.19

Since inception of
Classes A, B, and C(7)   %     33.48        34.17        34.34          N/A       26.94

Since inception of
Class T(7)               %       N/A          N/A          N/A        17.86       18.13 (8)

----------
(1) These figures are as of December 31 of each year. They do not reflect sales charges and would be lower if they did. The figures shown for 1996 to 1999 provide performance for Class A shares of the Fund. The figures shown for the years 1990 to 1995 provide performance for Class T shares of the Fund. Class T shares would have substantially similar annual returns as the Class A shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class A shares and Class T shares have different expenses.
(2)  Reflects deduction of sales charge of 5.75%
(3) Reflects deduction of deferred sales charge of 5% and 2%, respectively, for 1 year and since inception returns.
(4)  Reflects deduction of a deferred sales charge of 1% for the 1 year return.
(5)  Reflects deduction of a deferred sales charge of 4% for the 1 year return.
(6) The S&P 500 Index is an unmanaged index that measures the performance of securities of approximately 500 large-capitalization U.S. companies.
(7) Classes A, B and C commenced operations on June 5, 1995. Class T commenced operations on February 3, 1986.
(8)  Index return is for the period beginning February 1, 1986.

                                                                       [GRAPHIC]
                          If you have any questions, please call 1-800-992-0180.

                                       Pilgrim Growth Opportunities Fund      13

-----------
U.S. Equity
Funds
-----------

                                                       Adviser
                                                       Pilgrim Investments, Inc.
                                                       Sub-Adviser
                                                       Nicholas-Applegate
PILGRIM LARGECAP GROWTH FUND                           Capital Management
--------------------------------------------------------------------------------

OBJECTIVE
[GRAPHIC]

The Fund seeks long-term capital appreciation.

INVESTMENT
STRATEGY
[GRAPHIC]

The Fund normally invests at least 65% of its total assets in equity securities of large U.S. companies. The equity securities in which the Fund may invest include common and preferred stocks, warrants, and convertible securities.

The Sub-Adviser emphasizes a growth approach by searching for successful, growing companies that are managing change advantageously and poised to exceed growth expectations. It focuses on a "bottom-up" analysis that evaluates the financial condition and competitiveness of individual companies. It uses a blend of traditional fundamental research of individual securities and a computer intensive ranking system that analyzes and ranks securities. The Sub-Adviser seeks to uncover signs of "change at the margin" -- positive business developments which are not yet fully reflected in a company's stock price.

In analyzing specific companies for possible investment, the Sub-Adviser ordinarily looks for several of the following characteristics: above-average per share earnings growth; high return on invested capital; a healthy balance sheet; sound financial and accounting policies and overall financial strength; strong competitive advantages; effective research and product development and marketing; development of new technologies; efficient service; pricing flexibility; strong management; and general operating characteristics that will enable the companies to compete successfully in their respective markets. The Sub-Adviser usually considers whether to sell a particular security when any of those factors materially changes.

The Fund considers a company to be large if its market capitalization corresponds at the time of purchase to the upper 90% of the Russell 1000 Growth Index. The market capitalization of companies held by the Fund as of March 31, 2000 ranged from $2.7 billion to $507.3 billion. Capitalization of companies in the Index will change with market conditions.

The Fund may also lend portfolio securities on a short-term or long-term basis, up to 30% of its total assets.

--------------------------------------------------------------------------------

RISKS
[GRAPHIC]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

Price Volatility -- the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. This Fund invests in companies that the Sub-Adviser believes have the potential for rapid growth, which may give the Fund a higher risk of price volatility than a Fund that emphasizes other styles, such as a value-oriented style. The Fund invests primarily in equity securities of larger companies, which sometimes have more stable prices than smaller companies.

Market Trends -- from time to time, the stock market may not favor the large company, growth-oriented securities in which the Fund invests. Rather, the market could favor value stocks or small company stocks, or may not favor equities at all.

Securities Lending -- There is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price.

14   Pilgrim LargeCap Growth Fund

                                                    PILGRIM LARGECAP GROWTH FUND
--------------------------------------------------------------------------------

HOW THE
FUND HAS
PERFORMED
[GRAPHIC]

The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance is not an indication of future performance.

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A shares from year to year.

Year by Year Total Returns (%)(1)(2)

  1990    1991    1992    1993    1994    1995    1996    1997    1998    1999
  ----    ----    ----    ----    ----    ----    ----    ----    ----    ----
                                                                 59.45   96.41

Best and worst quarterly performance during this period:

4th quarter 1999: up 45.04%

3rd quarter 1998: down 8.50%

The Fund's year-to-date total return as of June 30, 2000 was up 6.86%.

The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of a broad measure of market performance -- the Russell 1000 Growth Index.

Average Annual Total Returns

                                                                        Russell
                                                                          1000
                                                                         Growth
                           Class A(3)     Class B(4)     Class C(5)     Index(6)
                           ----------     ----------     ----------     --------
One year, ended
December 31, 1999      %     85.11          90.23          94.18          33.16

Since inception(7)     %     60.23          62.51          63.11          29.05

----------
(1) These figures are as of December 31 of each year. They do not reflect sales charges and would be lower if they did.
(2) Prior to May 24, 1999, Nicholas-Applegate Capital Management was the adviser, rather than sub-adviser, to the Fund.
(3)  Reflects deduction of sales charge of 5.75%.
(4) Reflects deduction of deferred sales charge of 5% and 3%, respectively, for 1 year and since inception returns.
(5)  Reflects deduction of a deferred sales charge of 1% for the 1 year return.
(6) The Russell 1000 Growth Index is an unmanaged index that measures the performance of those companies among the Russell 1000 Index with higher than average price-to-book ratios and forecasted growth.
(7)  The Fund commenced operations on July 21, 1997.

                                                                       [GRAPHIC]
                          If you have any questions, please call 1-800-992-0180.

                                            Pilgrim LargeCap Growth Fund      15

-----------
U.S. Equity
Funds
-----------

                                                       Adviser
PILGRIM MIDCAP VALUE FUND                              Pilgrim Investments, Inc.
--------------------------------------------------------------------------------

OBJECTIVE
[GRAPHIC]

The Fund seeks long-term capital appreciation.

INVESTMENT
STRATEGY
[GRAPHIC]

The Fund normally invests as fully as practicable (at least 80% of its assets) in equity securities of medium-sized U.S. companies. The Fund will normally invest at least 65% of its assets in equity securities of companies that meet the following disciplined criteria, which are intended to identify companies that are attractive values:

Consistent Dividends -- The company must have paid or had the financial capability from its operations to pay a dividend in its last five fiscal years.

Strong Balance Sheet -- If the company has debt that is rated, that debt is rated investment grade by a nationally recognized rating agency. If the company does not have debt that is rated, the company's long-term debt to capitalization ratio is below 25%.

Reinvested Earnings -- The company currently pays out in dividends less than 65% of current earnings, or less than the dividend payout as a percentage of current earnings of at least half of the medium-sized companies in similar industries.

Attractive Price -- The ratio of the stock's price to the next fiscal year's anticipated earnings is less than the corresponding ratio for at least half of the medium-sized companies in similar industries.

The Fund considers a company to be medium-sized if it has a market capitalization between $1 billion and $8 billion. The equity securities in which the Fund may invest include common stock, convertible securities, preferred stock and warrants.

PENDING MERGER -- Subject to shareholder approval, the Fund's Board of Directors has approved the reorganization of the Fund into Pilgrim MagnaCap Fund. You could therefore ultimately hold shares of that fund.

--------------------------------------------------------------------------------

RISKS
[GRAPHIC]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

Price Volatility -- the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. The Fund invests in medium-sized companies, which may be more susceptible to price swings than larger companies, but usually tend to have less volatile price swings than smaller companies. Securities of medium-size companies may be more susceptible to price swings than larger companies because they have fewer financial resources, more limited product and market diversification and many are dependent on a few key managers.

Market Trends -- from time to time, the stock market may not favor the mid-cap value securities that meet the Fund's disciplined investment criteria. Rather, the market could favor growth-oriented stocks or large or small company stocks, or may not favor equities at all.

Inability to Sell Securities -- securities of mid-size companies trade in lower volume and may be less liquid than securities of larger, more established companies. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

16   Pilgrim MidCap Value Fund

                                                       PILGRIM MIDCAP VALUE FUND
--------------------------------------------------------------------------------

HOW THE
FUND HAS
PERFORMED
[GRAPHIC]

The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance is not an indication of future performance.

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A shares from year to year.

Year by Year Total Returns (%)(1)(2)

  1990    1991    1992    1993    1994    1995    1996    1997    1998    1999
  ----    ----    ----    ----    ----    ----    ----    ----    ----    ----
                                                 29.56   21.87    4.89   -7.32

Best and worst quarterly performance during this period:

1st quarter 1998: up 13.45%

3rd quarter 1999: down 18.53%

The Fund's year-to-date total return as of June 30, 2000 was up 3.18%.

The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of two broad measures of market performance -- the Russell Midcap Index and the Russell Midcap Value Index.

Average Annual Total Returns(3)

                                                                        Russell
                                                              Russell   Midcap
                                                               Midcap    Value
                       Class A(4)   Class B(5)   Class M(6)   Index(7)  Index(8)
                       ----------   ----------   ----------   --------  --------
One year, ended
December 31, 1999   %    -12.66       -12.56       -10.94      18.23     -0.11

Since inception(9)  %      9.77        10.11         9.78      18.80     14.73

----------
(1) These figures are as of December 31 of each year. They do not reflect sales charges and would be lower if they did.
(2) Prior to October 1, 1999, the Fund's investment policies were different in that they emphasized midcap value stocks without employing the current disciplined selection criteria. Pilgrim Investments has been the Fund's investment adviser since the Fund commenced operations; however, prior to October 1, 1999, the Fund was managed by a sub-adviser.
(3) Class C shares of the Fund did not have a full year's performance during the year ended December 31, 1999.
(4)  Reflects deduction of sales charge of 5.75%.
(5) Reflects deduction of deferred sales charge of 5% and 2%, respectively, for 1 year and since inception returns.
(6)  Reflects deduction of a sales charge of 3.5%.
(7) The Russell Midcap Index is an unmanaged index that measures the performance of the 800 smallest companies in the Russell 1000 Index.
(8) The Russell MidCap Value Index measures the performance of companies in the Russell Midcap Index with lower book-to-price ratios and lower forecasted growth values.
(9) Classes A, B and M commenced operations on September 1, 1995. Class C commenced operations on May 24, 1999.

                                                                       [GRAPHIC]
                          If you have any questions, please call 1-800-992-0180.

                                               Pilgrim MidCap Value Fund      17

-----------
U.S. Equity
Funds
-----------

                                                       Adviser
PILGRIM MIDCAP OPPORTUNITIES FUND                      Pilgrim Investments, Inc.
--------------------------------------------------------------------------------

OBJECTIVE
[GRAPHIC]

This Fund seeks long-term capital appreciation.

INVESTMENT
STRATEGY
[GRAPHIC]

The Fund normally invests at least 65% of its total assets in the common stocks of mid-sized U.S. companies that the portfolio managers feel have above average prospects for growth. For this Fund, mid-sized companies are companies with market capitalizations that fall within the range of companies in the S&P MidCap 400 Index. As of February 29, 2000, the market capitalization of companies in the S&P MidCap 400 Index ranged from $106.3 million to $27.2 billion. The market capitalization range will change as the range of the companies included in the S&P MidCap 400 Index changes.

The portfolio managers use a "top-down" disciplined investment process, which includes extensive database screening, frequent fundamental research, identification and implementation of a trend-oriented approach in structuring the portfolio and a sell discipline. The portfolio managers seek to invest in companies expected to benefit most from the major social, economic and technological trends that are likely to shape the future of business and commerce over the next three to five years, and attempt to provide a framework for identifying the industries and companies expected to benefit most. This top-down approach is combined with rigorous fundamental research (a bottom-up approach) to guide stock selection and portfolio structure.

The Fund may invest in initial public offerings.

--------------------------------------------------------------------------------

RISKS
[GRAPHIC]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

Price Volatility -- the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. This Fund invests in companies that the portfolio managers feel have the potential for growth, which may give the Fund a higher risk of price volatility than a Fund that emphasizes other styles, such as a value-oriented style. The Fund invests in medium-sized companies, which may be more susceptible to price swings than larger companies because they have fewer financial resources, more limited product and market diversification, and may be dependent on a few key managers.

Market Trends -- from time to time, the stock market may not favor the mid-cap growth securities in which the Fund invests. Rather, the market could favor value-oriented stocks or large or small company stocks, or may not favor equities at all.

The Fund's investment in technology sectors of the stock market and in initial public offerings has had a significant impact on performance in 1999 and other periods. There can be no assurance that these factors will continue to have a positive effect on the Fund.

Inability to Sell Securities -- securities of mid-size companies usually trade in lower volume and may be less liquid than securities of larger, more established companies. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

18   Pilgrim MidCap Opportunities Fund

                                               PILGRIM MIDCAP OPPORTUNITIES FUND
--------------------------------------------------------------------------------

HOW THE
FUND HAS
PERFORMED
[GRAPHIC]

The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance is not an indication of future performance.

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A shares from year to year.

Year by Year Total Return (%)(1)

  1990    1991    1992    1993    1994    1995    1996    1997    1998    1999
  ----    ----    ----    ----    ----    ----    ----    ----    ----    ----
                                                                         103.24

Best and worst quarterly performance during this period:

4th quarter 1999: up 44.90%

3rd quarter 1999: up 5.63%

The Fund's year-to-date total return as of June 30, 2000 was up 10.71%.

The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of a broad measure of market performance -- the Standard and Poor's MidCap 400 Index.

Average Annual Total Return

                                                                         S&P
                                                                      MidCap 400
                            Class A(2)    Class B(3)    Class C(4)     Index(5)
                            ----------    ----------    ----------     --------
One year, ended
December 31, 1999      %      91.56         96.73         100.16        14.70

Since Inception(6)     %      94.20         99.54         101.26        41.61

----------
(1) These figures are as of December 31, 1999. They do not reflect sales charges and would be lower if they did.
(2)  Reflects deduction of sales charge of 5.75%
(3)  Reflects deduction of deferred sales charge of 5% for the 1 year return.
(4)  Reflects deduction of a deferred sales charge of 1% for the 1 year return.
(5) The S&P MidCap 400 Index is an unmanaged index that measures the performance of the mid-size company segment of the U.S. market.
(6)  The Fund commenced operations on August 20, 1998.

                                                                       [GRAPHIC]
                          If you have any questions, please call 1-800-992-0180.

                                       Pilgrim MidCap Opportunities Fund      19

-----------
U.S. Equity
Funds
-----------

                                                       Adviser
PILGRIM MIDCAP GROWTH FUND                             Pilgrim Investments, Inc.
--------------------------------------------------------------------------------

OBJECTIVE
[GRAPHIC]

The Fund seeks maximum long-term capital appreciation.

INVESTMENT
STRATEGY
[GRAPHIC]

Under normal conditions, the Fund invests at least 65% of its total assets in equity securities of medium-sized U.S. companies, and at least 75% of its total assets in common stocks that the portfolio managers feel have above average prospects for growth. Medium-sized companies are companies with market capitalizations between $1.6 billion and $10.7 billion. The market capitalization range will change as the range of the companies included in the S&P MidCap 400 Index changes and with market conditions.

The portfolio managers emphasize a growth approach by searching for successful, growing companies that are managing change advantageously and may be poised to exceed growth expectations. It focuses on both a "bottom-up" analysis that evaluates the financial condition and competitiveness of individual companies and a thematic approach in structuring the portfolio and a sell discipline. Themes attempt to articulate the major social, economic and technological trends that are likely to shape the future of business and commerce over the next three to five years, and provide a framework for identifying the industries and companies expected to benefit most. This top down approach is combined with rigorous fundamental research (a "bottom up" approach) to guide stock selection and portfolio structure.

The Fund may invest in initial public offerings.

In periods of unusual market conditions, the Fund may temporarily invest part or all of its assets in cash or high quality money market securities. In these circumstances, the Fund may not achieve its objective.

--------------------------------------------------------------------------------

RISKS
[GRAPHIC]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

Price Volatility -- the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. This Fund invests in companies that the portfolio manager feels have the potential for growth, which may give the Fund a higher risk of price volatility than a Fund that emphasizes other styles, such as a value-oriented style. The Fund invests in medium-sized companies, which may be more susceptible to price swings than larger companies because they have fewer financial resources and more limited product and market diversification, and may be dependent on a few key managers.

Market Trends -- from time to time, the stock market may not favor the mid-cap growth securities in which the Fund invests. Rather, the market could favor value-oriented stocks or large or small company stocks, or may not favor equities at all.

The Fund's investment in technology sectors of the stock market and in initial public offerings has had a significant impact on performance in 1999 and other periods. There can be no assurance that these factors will continue to have a positive effect on the Fund.

Inability to Sell Securities -- securities of mid-size companies usually trade in lower volume and may be less liquid than securities of larger, more established companies. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

20   Pilgrim MidCap Growth Fund

                                                      PILGRIM MIDCAP GROWTH FUND
--------------------------------------------------------------------------------

HOW THE
FUND HAS
PERFORMED
[GRAPHIC]

The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance is not an indication of future performance.

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A shares from year to year.

Year by Year Total Returns (%)(1)(2)

  1990    1991    1992    1993    1994    1995    1996    1997    1998    1999
  ----    ----    ----    ----    ----    ----    ----    ----    ----    ----
                                 -11.00  37.64   15.84   15.88   14.14   97.56

Best and worst quarterly performance during this period:

4th quarter 1999: up 62.66%

3rd quarter 1998: down 17.73%

The Fund's year-to-date total return as of June 30, 2000 was up 9.02%.

The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of two broad measures of market performance -- the Standard & Poor's MidCap 400 Index and the Russell Midcap Growth Index.

Average Annual Total Returns

                                                                       S&P       Russell
                                                                     MidCap       Midcap
                                                                       400        Growth
                           Class A(3)    Class B(4)    Class C(5)    Index(6)    Index(7)
                           ----------    ----------    ----------    --------    --------
One year, ended
December 31, 1999      %     86.22          91.31        95.29        14.70       51.29

Five years, ended
December 31, 1999      %     31.47            N/A        32.23        23.00       28.02

Since inception of
Classes A and C(8)     %     22.99            N/A        23.31        17.73       22.49 (9)

Since inception
of Class B(8)          %       N/A          32.47          N/A        22.09       27.12

----------
(1) These figures are as of December 31 of each year. They do not reflect sales charges and would be lower if they did.
(2) Pilgrim Investments has been the Fund's investment adviser since May 24, 1999; however, prior to April 1, 2000, the Fund was managed by a sub-adviser.
(3)  Reflects deduction of sales charge of 5.75%.
(4) Reflects deduction of deferred sales charge of 5% and 2%, respectively, for 1 year and since inception returns.
(5)  Reflects deduction of a sales charge of 1% for the 1 year return.
(6) The S&P MidCap 400 Index is an unmanaged index that measures the performance of the mid-size company segment of the U.S. market.
(7) The Russell Midcap Growth Index is an unmanaged index that measures the performance of the 800 smallest companies in the Russell 1000 Index.
(8) Classes A and C commenced operations on April 19, 1993. Class B commenced operations on May 31, 1995.
(9)  Index return is for period beginning April 30, 1993.

                                                                       [GRAPHIC]
                          If you have any questions, please call 1-800-992-0180.

                                              Pilgrim MidCap Growth Fund      21

-----------
U.S. Equity
Funds
-----------

                                                 Adviser
                                                 Pilgrim Investments, Inc.
                                                 Sub-Adviser
PILGRIM GROWTH + VALUE FUND                      Navellier Fund Management, Inc.
--------------------------------------------------------------------------------

OBJECTIVE
[GRAPHIC]

The Fund seeks capital appreciation.

INVESTMENT
STRATEGY
[GRAPHIC]

The Fund invests primarily in a diversified portfolio of equity securities, including common and preferred stock, warrants and convertible securities.

The Fund invests in common stock of companies the portfolio manager believes are poised to rise in price. The Sub-Adviser uses a "bottom-up" quantitative screening process designed to identify and select inefficiently priced stocks that achieved superior returns compared to their risk characteristics. The Sub-Adviser first uses a proprietary computer model to calculate and analyze a "reward/risk" ratio. The reward/risk ratio is designed to identify stocks with above average market returns and risk levels which are reasonable for higher return rates. The Sub-Adviser then applies a quantitative analysis which focuses on growth and value fundamental characteristics, such as earnings growth, earnings momentum, price to earnings (P/E) ratios, and internal reinvestment rates. The Sub-Adviser then allocates stocks according to how they complement other portfolio holdings.

Under normal market conditions, the Fund invests at least 65% of its total assets in securities purchased on the basis of the potential for capital appreciation. These securities may be from large-cap, mid-cap, or small-cap companies.

--------------------------------------------------------------------------------

RISKS
[GRAPHIC]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

Price Volatility -- the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. The Fund's performance will be affected if the Sub-Adviser makes an inaccurate assessment of economic conditions and investment opportunities, and chooses growth companies that do not grow as quickly as hoped, or value companies that continue to be undervalued by the market. Although the sub-adviser invests in value companies to decrease volatility, these investments may also lower the Fund's performance. The Fund's investments in smaller and mid-sized companies may be more susceptible to price swings than investments in larger companies because they have fewer financial resources, more limited product and market diversification and many are dependent on a few key managers.

Market Trends -- from time to time, the stock market may not favor the mix of growth and value securities in which the Fund invests. Rather, the market could favor growth stocks to the exclusion of value stocks, or favor value stocks to the exclusion of growth stocks, or may not favor equities at all.

Inability to Sell Securities -- securities of smaller and mid-sized companies usually trade in lower volume and may be less liquid than securities of larger, more established companies. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

Changes in Interest Rates -- the value of the Fund's convertible securities may fall when interest rates rise. Convertible securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than debt securities with shorter durations.

Credit Risk -- the Fund could lose money if the issuer of a convertible security is unable to meet its financial obligations or goes bankrupt.

22   Pilgrim Growth + Value Fund

                                                     PILGRIM GROWTH + VALUE FUND
--------------------------------------------------------------------------------

HOW THE
FUND HAS
PERFORMED
[GRAPHIC]

The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance is not an indication of future performance.

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A shares from year to year.

Year by Year Total Returns (%)(1)

  1990    1991    1992    1993    1994    1995    1996    1997    1998    1999
  ----    ----    ----    ----    ----    ----    ----    ----    ----    ----
                                                         18.10   17.72   88.10

Best and worst quarterly performance during this period:

4th quarter 1999: up 43.50%

3rd quarter 1998: down 16.34%

The Fund's year-to-date total return as of June 30, 2000 was up 14.01%.

The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of two broad measures of market performance -- the Russell 2000 Index and the Russell 3000 Index.

Average Annual Total Returns

                                                                    Russell      Russell
                                                                     2000         3000
                          Class A(2)    Class B(3)    Class C(4)    Index(5)     Index(6)
                          ----------    ----------    ----------    --------     --------
One year, ended
December 31, 1999     %     77.29         81.77         85.75        21.26        20.90

Since inception(7)    %     32.32         33.38         33.86        13.65 (8)    24.27 (8)

----------
(1) These figures are as of December 31 of each year. They do not reflect sales charges and would be lower if they did.
(2)  Reflects deduction of sales charge of 5.75%.
(3) Reflects deduction of deferred sales charge of 5% and 3%, respectively, for 1 year and since inception returns.
(4)  Reflects deduction of a deferred sales charge of 1% for the 1 year return.
(5) The Russell 2000 Index is an unmanaged index that measures the performance of securities of smaller U.S. companies.
(6) The Russell 3000 Index is an unmanaged index that measures the performance of the 3,000 largest U.S. companies based on total market capitalization.
(7)  The Fund commenced operations on November 18, 1996.
(8)  Index return is for period beginning December 1, 1996.

                                                                       [GRAPHIC]
                          If you have any questions, please call 1-800-992-0180.

                                             Pilgrim Growth + Value Fund      23

-----------
U.S. Equity
Funds
-----------

                                                       Adviser
PILGRIM SMALLCAP OPPORTUNITIES FUND                    Pilgrim Investments, Inc.
--------------------------------------------------------------------------------

OBJECTIVE
[GRAPHIC]

The Fund seeks capital appreciation.

INVESTMENT
STRATEGY
[GRAPHIC]

The Fund invests at least 65% of its total assets in the common stock of smaller, lesser-known U.S. companies that the portfolio manager believes have above average prospects for growth. For this Fund, smaller companies are those with market capitalizations that fall within the range of companies in the Russell 2000 Index, which is an index that measures the performance of small companies. The market capitalization range will change as the range of the companies included in the Russell 2000 changes. The market capitalization of companies held by the Fund as of March 31, 2000 ranged from $0.9 billion to $22.2 billion.

The portfolio manager uses a "top-down" disciplined investment process, which includes extensive database screening, frequent fundamental research, identification and implementation of a brand-oriented approach in structuring the portfolio and a sell discipline. The portfolio manager seeks to invest in companies expected to benefit most from the major social, economic and technological trends that are likely to shape the future of business and commerce over the next three to five years, and attempts to provide a framework for identifying the industries and companies expected to benefit most. This top-down approach is combined with rigorous fundamental research (a bottom-up approach) to guide stock selection and portfolio structure.

The Fund may invest in initial public offerings.

The Fund was closed to new investors effective February 29, 2000. Investors who were shareholders of the Fund on that day may continue to buy shares after that date into accounts existing on that day. The Fund may reopen in the future subject to the discretion of the Board of Trustees.

--------------------------------------------------------------------------------

RISKS
[GRAPHIC]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

Price Volatility -- the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. This Fund invests in companies that the portfolio manager feels have above average prospects for growth, which may give the Fund a higher risk of price volatility than a Fund that emphasizes other styles, such as a value-oriented style. The Fund invests in smaller companies, which may be more susceptible to price swings than larger companies because they have fewer financial resources, more limited product and market diversification and many are dependent on a few key managers.

Market Trends -- from time to time, the stock market may not favor the small sized growth securities in which the Fund invests. Rather, the market could favor value-oriented stocks or large company stocks, or may not favor equities at all.

The Fund's investment in technology sectors of the stock market and in initial public offerings has had a significant impact on performance in 1999 and other periods. There can be no assurance that these factors will continue to have a positive effect on the Fund.

Inability to Sell Securities -- securities of smaller companies usually trade in lower volume and may be less liquid than securities of larger, more established companies. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

24   Pilgrim SmallCap Opportunities Fund

                                             PILGRIM SMALLCAP OPPORTUNITIES FUND
--------------------------------------------------------------------------------

HOW THE
FUND HAS
PERFORMED
[GRAPHIC]

The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance is not an indication of future performance.

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's shares from year to year.

Year by Year Total Returns (%)(1)

  1990    1991    1992    1993    1994    1995    1996    1997    1998    1999
  ----    ----    ----    ----    ----    ----    ----    ----    ----    ----
 -8.83   57.27   14.54   20.16   -4.86   11.34   18.16   14.92    7.59   146.94

Best and worst quarterly performance during this period:

4th quarter 1999: up 68.12%

3rd quarter 1998: down 24.07%

The Fund's year-to-date total return as of June 30, 2000 was up 7.80%.

The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of a broad measure of market performance -- the Russell 2000 Index.

Average Annual Total Returns

                                                                                   Russell
                                                                                     2000
                           Class A(2)    Class B(3)    Class C(4)    Class T(5)    Index(6)
                           ----------    ----------    ----------    ----------    --------
One year, ended
December 31, 1999        %   132.73        140.24        144.12       141.51        21.26

Five years, ended
December 31, 1999        %      N/A           N/A           N/A        31.45        16.69

Ten years, ended
December 31, 1999        %      N/A           N/A           N/A        22.11        13.40

Since inception of
Classes A, B, and C(7)   %    34.05         34.71         34.83          N/A        16.24

Since inception
for Class T(7)           %      N/A           N/A           N/A        16.73        12.01 (8)

----------
(1) These figures are as of December 31 of each year. They do not reflect sales charges and would be lower if they did. The figures shown for the years 1996 to 1999 provide performance for Class A shares of the Fund. The figures shown for the years 1990 to 1995 provide performance for Class T shares of the Fund. Class T shares would have substantially similar annual returns as the Class A shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class A shares and Class T shares have different expenses.
(2)  Reflects deduction of sales charge of 5.75%.
(3) Reflects deduction of deferred sales charge of 5% and 2%, respectively, for 1 year and since inception returns.
(4)  Reflects deduction of a deferred sales charge of 1% for the 1 year return.
(5)  Reflects deduction of a deferred sales charge of 4% for the 1 year return.
(6) The Russell 2000 Index is an unmanaged index that measures the performance of securities of small companies.
(7) Classes A, B and C commenced operations on June 5, 1995. Class T commenced operations on February 3, 1986.
(8)  Index return is for period beginning February 1, 1986.

                                                                       [GRAPHIC]
                          If you have any questions, please call 1-800-992-0180.

                                     Pilgrim SmallCap Opportunities Fund      25

-----------
U.S. Equity
Funds
-----------

                                                       Adviser
PILGRIM SMALLCAP GROWTH FUND                           Pilgrim Investments, Inc.
--------------------------------------------------------------------------------

OBJECTIVE
[GRAPHIC]

The Fund seeks maximum long-term capital appreciation.

INVESTMENT
STRATEGY
[GRAPHIC]

Under normal conditions, the Fund invests at least 65% of its total assets in equity securities of small U.S. companies, and at least 75% of its total assets in common stocks that the portfolio manager feels have above average prospects for growth. Smaller companies are companies with market capitalizations that fall within the range of companies in the Russell 2000 Index. As of March 31, 2000, the market capitalization of companies held by the Fund ranged from $0.5 billion to $75.8 billion. The market capitalization range will change as the range of the companies included in the Russell 2000 changes.

The Fund emphasizes a growth approach by searching for successful, growing companies that are managing change advantageously and may be poised to exceed growth expectations. It focuses on both a "bottom-up" analysis that evaluates the financial condition and competitiveness of individual companies and a thematic approach in structuring the portfolio and a sell discipline. Themes attempt to articulate the major social, economic and technological trends that are likely to shape the future of business and commerce over the next three to five years, and provide a framework for identifying the industries and companies expected to benefit most. This top down approach is combined with rigorous fundamental research (a "bottom up" approach) to guide stock selection and portfolio structure.

The Fund may invest in initial public offerings.

In periods of unusual market conditions, the Fund may temporarily invest part or all of its assets in cash or high quality money market securities. In these circumstances, the Fund may not achieve its objective.

The Fund considers a company to be small if it has a market capitalization corresponding at the time of purchase to the middle 90% of the Russell 2000 Growth Index. In the adviser's opinion, the middle 90% includes companies with capitalizations between $255 million and $1.4 billion. Capitalization of companies in the Index will change with market conditions.

--------------------------------------------------------------------------------

RISKS
[GRAPHIC]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

Price Volatility -- the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. This Fund invests in companies that the portfolio manager feels have above average prospects for growth, which may give the Fund a higher risk of price volatility than a Fund that emphasizes other styles, such as a value-oriented style. The Fund invests in small-cap companies, which may be more susceptible to price swings than larger companies because they have fewer financial resources, more limited product and market diversification and many are dependent on a few key managers.

Market Trends -- from time to time, the stock market may not favor the small-cap growth securities in which the Fund invests. Rather, the market could favor value-oriented stocks or large company stocks, or may not favor equities at all.

The Fund's investment in technology sectors of the stock market and in initial public offerings has had a significant impact on performance in 1999 and other periods. There can be no assurance that these factors will continue to have a positive effect on the Fund.

26   Pilgrim SmallCap Growth Fund

                                                    PILGRIM SMALLCAP GROWTH FUND
--------------------------------------------------------------------------------

HOW THE
FUND HAS
PERFORMED
[GRAPHIC]

The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance is not an indication of future performance.

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A shares from year to year.

Year by Year Total Returns (%)(1)(2)

  1990    1991    1992    1993    1994    1995    1996    1997    1998    1999
  ----    ----    ----    ----    ----    ----    ----    ----    ----    ----
                                 -4.03   34.87   18.27   11.24    3.68   89.97

Best and worst quarterly performance during this period:

4th quarter 1999: up 50.47%

3rd quarter 1998: down 23.64%

The Fund's year-to-date total return as of June 30, 2000 was up 4.85%.

The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of a broad measure of market performance -- the Russell 2000 Growth Index.

Average Annual Total Returns

                                                                      Russell
                                                                       2000
                                                                       Growth
                            Class A(3)    Class B(4)    Class C(5)    Index(6)
                            ----------    ----------    ----------    --------
One year, ended
December 31, 1999      %      79.04         83.85         87.89        43.09

Five years, ended
December 31, 1999      %      26.94           N/A         27.70        18.99

Since inception of
Classes A and C(7)     %      21.74           N/A         22.20        15.13 (8)

Since inception
for Class B(7)         %        N/A         28.04           N/A        18.76

----------
(1) These figures are as of December 31 of each year. They do not reflect sales charges and would be lower if they did.
(2) Pilgrim Investments has been the Fund's investment adviser since May 24, 1999; however, prior to April 1, 2000, the Fund was managed by a sub-adviser.
(3)  Reflects deduction of sales charge of 5.75%.
(4) Reflects deduction of deferred sales charge of 5% and 2%, respectively, for 1 year and since inception returns.
(5)  Reflects deduction of a deferred sales charge of 1% for the 1 year return.
(6) The Russell 2000 Growth Index is an unmanaged index that measures the performance of securities of smaller U.S. companies with greater-than-average growth orientation.
(7) Classes A and C commenced operations on December 27, 1993. Class B commenced operations on May 31, 1995.
(8)  Index returns is for period beginning December 31, 1993.

                                                                       [GRAPHIC]
                          If you have any questions, please call 1-800-992-0180.

                                            Pilgrim SmallCap Growth Fund      27

-----------
U.S. Equity
Funds
-----------

                                                       Adviser
PILGRIM BANK AND THRIFT FUND                           Pilgrim Investments, Inc.
--------------------------------------------------------------------------------

OBJECTIVE
[GRAPHIC]

The Fund primarily seeks long-term capital appreciation; a secondary objective is income.

INVESTMENT
STRATEGY
[GRAPHIC]

The Fund invests, under normal market conditions, at least 65% of its total assets in equity securities of national and state-chartered banks (other than money center banks), thrifts, and the holding or parent companies of such depository institutions, and in savings accounts of mutual thrifts that may allow the Fund to participate in stock conversions of the mutual thrift. This policy may only be changed with approval of the shareholders of the Fund. The equity securities described above include common stocks, convertible securities (including convertible preferred stock) and warrants, but do not include non-convertible preferred stocks or adjustable rate preferred stocks.

The Fund may invest up to 35% of its total assets in equity securities, including preferred stocks or adjustable rate preferred stocks, of other types of issuers, including money center banks, other financial services companies, and companies that are not in financial services industries, and in nonconvertible debt securities (including certificates of deposit, commercial paper, notes, bonds or debentures) of any maturity that are either issued or guaranteed by the United States Government or an agency thereof or issued by a corporation or other issuer and rated in one of the top four categories by Moody's (Baa and better) or S&P (BBB and better) or similarly rated by another nationally recognized rating organization. The Fund may invest up to 10% of its assets in securities of other investment companies.

The portfolio manager emphasizes a value approach, and selects securities that are undervalued relative to the market and have potential for future growth, including securities of institutions that the portfolio manager believes are well positioned to take advantage of investment opportunities in the banking and thrift industries.

--------------------------------------------------------------------------------

RISKS
[GRAPHIC]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

Price Volatility -- The value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. The Fund invests primarily in small- to medium-sized companies, which may be more susceptible to price swings than larger companies.

Market Trends -- from time to time, the stock market may not favor the value securities in which the Fund invests. Rather, the market could favor growth-oriented stocks or large company stocks, or may not favor equities at all.

Risks of Concentration -- because the Fund's investments are concentrated in the banking and thrift industries, the value of the Fund may be subject to greater volatility than a fund with a portfolio that is less concentrated. If securities of banks and thrifts as a group falls out of favor, the Fund could underperform funds that focus on other types of companies.

28   Pilgrim Bank and Thrift Fund

                                                    PILGRIM BANK AND THRIFT FUND
--------------------------------------------------------------------------------

HOW THE
FUND HAS
PERFORMED
[GRAPHIC]

The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance is not an indication of future performance.

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A shares from year to year.

Year by Year Total Returns (%)(1)(2)

  1990    1991    1992    1993    1994    1995    1996    1997    1998    1999
  ----    ----    ----    ----    ----    ----    ----    ----    ----    ----
 -18.14  49.49   32.36    7.79   -1.89   49.69   41.10   64.86   -1.83   -18.84

Best and worst quarterly performance during this period:

3rd quarter 1997: up 16.43%

3rd quarter 1990: down 20.36%

The Fund's year-to-date total return as of June 30, 2000 was down 5.36%.

The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of three broad measures of market performance -- the S&P 500 Index, the S&P Major Regional Banks Index and the NASDAQ 100 Financial Index.

Average Annual Total Returns(2)

                                                             S&P
                                                            Major       NASDAQ
                                                 S&P       Regional       100
                            Class     Class      500        Banks      Financial
                             A(3)      B(4)    Index(5)    Index(6)     Index(7)
                             ----      ----    --------    --------     --------
One year, ended
December 31, 1999     %    -23.50    -23.00     21.04       -14.26        -7.27

Five years, ended
December 31, 1999     %     21.20       N/A     28.54        25.08        20.80

Ten years, ended
December 31, 1999     %     15.70       N/A     18.19        17.42          N/A

Since inception
of Class B(8)         %       N/A     -6.74     23.94         1.22         0.78

----------
(1) These figures are as of December 31 of each year. They do not reflect sales charges and would be lower if they did.

(2) Prior to October 17, 1997, the Fund operated as a closed-end investment company.
(3)  Reflects deduction of sales charge of 5.75%.
(4) Reflects deduction of deferred sales charge of 5% and 3%, respectively, for 1 year and since inception returns.
(5) The S&P 500 Index is an unmanaged index that measures the performance of securities of approximately 500 large-capitalization U.S. companies.
(6) The S&P Major Regional Banks Index is an unmanaged index that measures the performance of securities of major regional banks in the S&P 500 Index.
(7) The NASDAQ 100 Financial Index is an unmanaged index that measures the performance of securities of the 100 largest financial companies traded on NASDAQ.
(8)  Class B shares commenced operations on October 17, 1997.

                                                                       [GRAPHIC]
                          If you have any questions, please call 1-800-992-0180.

                                            Pilgrim Bank and Thrift Fund      29

------------
Equity &
Income Funds
------------

                                                       Adviser
PILGRIM BALANCED FUND                                  Pilgrim Investments, Inc.
--------------------------------------------------------------------------------

OBJECTIVE
[GRAPHIC]

The Fund seeks a balance of long-term capital appreciation and current income.

INVESTMENT
STRATEGY
[GRAPHIC]

The Fund's adviser actively manages a blended portfolio of equity and debt securities with an emphasis on overall total return. The Fund normally maintains 40% to 60% of its assets in debt securities of any maturity issued by corporations or other business entities and the U.S. Government and its agencies and instrumentalities, and government sponsored enterprises, and normally seeks a target allocation of 50%, although this may vary with market conditions.

The remainder of the Fund's assets are normally invested in equity securities of large companies that the adviser believes are leaders in their industries. The adviser considers whether these companies have a sustainable competitive edge. The portfolio managers emphasize a value approach in equity selection, and seek securities whose prices in relation to projected earnings are believed to be reasonable in comparison to the market. For this Fund, a company with a market capitalization of over $5 billion is considered to be a large company, although the Fund may also invest to a limited degree in companies that have a market capitalization between $1 billion and $5 billion.

A portion of the Fund's net assets (up to 35%) may be invested in high yield debt securities (commonly known as "junk bonds") rated below investment grade (i.e., lower than the four-highest rating categories) by a nationally recognized statistical rating agency, or of comparable quality if unrated. There is no minimum credit quality for the high yield debt securities in which the Fund may invest. The Fund may invest up to 10% of its assets in other investment companies that invest in secured floating rate loans, including up to 5% of its assets in Pilgrim Prime Rate Trust, a closed-end investment company. The Fund may invest up to 20% of its total assets in foreign securities. The Fund may use options on securities, securities indices, interest rates and foreign currencies as a hedging technique or in furtherance of its investment objective. The Fund may invest up to 35% of its net assets in zero coupon securities.

--------------------------------------------------------------------------------

RISKS
[GRAPHIC]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

Price Volatility -- the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. The Fund also may invest in smaller companies, which may be more susceptible to price swings than larger companies.

Market Trends -- from time to time, the stock market may not favor the large company value securities in which the Fund invests. Rather, the market could favor growth-oriented stocks or small company stocks, or may not favor equities at all.

Changes in Interest Rates -- the value of debt and equity securities can change in response to changes in interest rates. The value of the debt securities held by the Fund may fall when interest rates rise. The Fund may be sensitive to changes in interest rates because it may invest in debt securities with intermediate and long terms to maturity. Debt securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than debt securities with shorter maturities. Zero coupon securities are particularly sensitive to changes in interest rates.

Credit Risk -- the Fund could lose money if the issuer of a debt security is unable to meet its financial obligations or goes bankrupt. This Fund may be subject to more credit risk than the other income funds, because it may invest in high yield debt securities, which are considered predominantly speculative with respect to the issuer's continuing ability to meet interest and principal payments. This is especially true during periods of economic uncertainty or economic downturns.

Inability to Sell Securities -- high yield securities and securities of smaller companies may be less liquid than other investments. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

Risks of Foreign Investing -- foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment.

Risks of Using Derivatives -- derivatives are subject to the risk of changes in the market price of the security, credit risk with respect to the counterparty to the derivatives instrument, and the risk of loss due to changes in interest rates. The use of certain derivatives may also have a leveraging effect, which may increase the volatility of the Fund. The use of derivatives may reduce returns for the Fund.

30   Pilgrim Balanced Fund

                                                           PILGRIM BALANCED FUND
--------------------------------------------------------------------------------

HOW THE
FUND HAS
PERFORMED
[GRAPHIC]

The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance is not an indication of future performance.

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A shares from year to year.

Year by Year Total Returns (%)(1)(2)

  1990    1991    1992    1993    1994    1995    1996    1997    1998    1999
  ----    ----    ----    ----    ----    ----    ----    ----    ----    ----
                                 -6.29   23.43   16.39   20.50   23.35    8.48

Best and worst quarterly performance during this period:

3rd quarter 1997: up 14.44%.

2nd quarter 1994: down 5.93%
The Fund's year-to-date total return as of June 30, 2000 was down 3.59%.

The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of broad measures of market performance -- the Standard & Poor's Barra Value Index, the Lehman Aggregate Bond Index, the Lipper Balanced Fund Index and a composite index consisting of 60% S&P 500 Composite Stock Price Index and 40% Lehman Brothers
Government/Corporate Bond Index.

Average Annual Total Returns(3)

                                                     S&P       Lehman        Lipper
                                                    Barra     Aggregate     Balanced
                        Class    Class    Class     Value       Bond          Fund     Composite
                         A(4)     B(5)     C(6)    Index(7)    Index(8)     Index(9)     Index
                         ----     ----     ----    --------    --------     --------     -----
One year,
ended December
31, 1999            %    2.25     3.51     6.89      12.72      -0.82          8.98      11.77

Five years,
ended December
31, 1999            %   16.91      N/A    17.53      20.57       7.73         16.33      20.15

Since inception of
Class A and C(10)   %   13.37      N/A    13.67       8.66       6.00 (11)    12.85      15.48 (12)

Since inception
of Class B(10)      %     N/A    16.42      N/A      20.64       6.10         15.15      18.52

----------
(1) These figures are as of December 31 of each year. They do not reflect sales charges and would be lower if they did.
(2)  Prior to May 24, 1999, a different adviser managed the Fund.
(3)  Class T did not have a full year's performance as of December 31, 1999.
(4)  Reflects deduction of sales charge of 5.75%.
(5) Reflects deduction of deferred sales charge of 5% and 2%, respectively, for 1 year and since inception returns.
(6)  Reflects deduction of a deferred sales charge of 1% for the 1 year return.
(7) The Standard and Poor's Barra Value Index is a capitalization-weighted index of all stocks in the Standard and Poor's 500 Composite Stock Price Index ("S&P 500 Index") that have low price-to-book ratios. It is designed so that approximately 50% of the market capitalization of the S&P 500 Index is in the Standard & Poor's Barra Value Index.
(8) The Lehman Aggregate Bond Index is an unmanaged index that measures the performance of the U.S. investment grade fixed rate bond market, including government and corporate securities, mortgage pass-through securities, and asset-backed securities.
(9) The Lipper Balanced Fund Index is an unmanaged index that measures the performance of balanced funds (funds that seek current income balanced with capital appreciation).
(10) Classes A and C commenced operations on April 19, 1993. Class B commenced operations on May 31, 1995. Class T commenced operations on January 4, 2000.
(11) Index return is for period beginning May 1, 1993.
(12) Index return is for period beginning April 30, 1993.

                                                                       [GRAPHIC]
                          If you have any questions, please call 1-800-992-0180.

                                                   Pilgrim Balanced Fund      31

------------
Equity &
Income Funds
------------

                                                       Adviser
                                                       Pilgrim Investments, Inc.
                                                       Sub-Adviser
                                                       Nicholas-Applegate
PILGRIM CONVERTIBLE FUND                               Capital Management
--------------------------------------------------------------------------------

OBJECTIVE
[GRAPHIC]

The Fund seeks maximum total return, consisting of capital appreciation and current income.

INVESTMENT
STRATEGY
[GRAPHIC]

Under normal conditions, the Fund invests at least 65% of its total assets in convertible securities. Convertible securities are generally preferred stock or other securities, including debt securities, that are convertible into common stock. The Fund emphasizes companies with market capitalizations above $500 million. Through investments in convertible securities, the Fund seeks to capture the upside potential of the underlying equities with less downside exposure.

The Fund normally invests a minimum of 25% of its total assets in common and preferred stocks, and 25% in other income producing convertible and debt securities. The Fund may also invest up to 35% of its net assets in high yield debt or convertible securities (commonly known as "junk bonds") rated below investment grade by a nationally recognized statistical rating agency, or of comparable quality if unrated. There is no minimum credit rating for high yield securities in which the Fund may invest. The Fund may also invest in securities issued by the U.S. government and its agencies and instrumentalities.

In evaluating convertibles, the Fund's Sub-Adviser evaluates each security's investment characteristics as a fixed income instrument as well as its potential for capital appreciation.

In analyzing specific companies for possible investment, the Sub-Adviser ordinarily looks for several of the following characteristics: above-average per share earnings growth; high return on invested capital; a healthy balance sheet; sound financial and accounting policies and overall financial strength; strong competitive advantages; effective research and product development and marketing; development of new technologies; efficient service; pricing flexibility; strong management; and general operating characteristics that will enable the companies to compete successfully in their respective markets. The Sub-Adviser usually considers whether to sell a particular security when any of those factors materially changes.

The Fund may also lend portfolio securities on a short-term or long-term basis, up to 30% of its total assets.

--------------------------------------------------------------------------------

RISKS
[GRAPHIC]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

Price Volatility -- the value of the Fund changes as the prices of its investments go up or down. Convertible securities have investment characteristics of both equity and debt securities. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. The Fund may invest in small and medium-sized companies, which may be more susceptible to greater price swings than larger companies because they may have fewer financial resources, more limited product and market diversification and many are dependent on a few key managers.

Changes in Interest Rates -- the value of the convertible and debt securities held by the Fund may fall when interest rates rise. The Fund may be sensitive to changes in interest rates because it may invest in securities with intermediate and long terms to maturity. Securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Zero coupon securities are particularly sensitive to changes in interest rates.

Credit Risk -- the Fund could lose money if the issuer of a security is unable to meet its financial obligations or goes bankrupt. This is especially true during periods of economic uncertainty or economic downturns. This Fund may be subject to more credit risk than many bond funds, because the convertible securities and debt securities in which it invests may be lower-rated securities.

Inability to Sell Securities -- convertible securities and lower rated debt and covertible securities may be less liquid than other investments. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

Securities Lending -- There is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price.

32   Pilgrim Convertible Fund

                                                        PILGRIM CONVERTIBLE FUND
--------------------------------------------------------------------------------

HOW THE
FUND HAS
PERFORMED
[GRAPHIC]

The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance is not an indication of future performance.

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A shares from year to year.

Year by Year Total Returns (%)(1)(2)

  1990    1991    1992    1993    1994    1995    1996    1997    1998    1999
  ----    ----    ----    ----    ----    ----    ----    ----    ----    ----
                                 -8.23   21.67   20.29   22.58   20.86   50.20

Best and worst quarterly performance during this period:

4th quarter 1999: up 34.59%

3rd quarter 1998: down 9.08%

The Fund's year-to-date total return as of June 30, 2000 was up 6.04%.

The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of a broad measure of market performance -- the First Boston Convertible Index.

Average Annual Total Returns

                                                                       First
                                                                      Boston
                                                                    Convertible
                           Class A(3)    Class B(4)    Class C(5)     Index(6)
                           ----------    ----------    ----------     --------
One year, ended
December 31, 1999      %     41.54         44.19         48.20         42.28

Five years, ended
December 31, 1999      %     25.14           N/A         25.81         20.08

Since inception of
Classes A and C(7)     %     20.33           N/A         20.60         15.60 (8)

Since inception of
Class B(7)             %       N/A         26.67           N/A         19.24

----------
(1) These figures are as of December 31 of each year. They do not reflect sales charges and would be lower if they did.
(2) Prior to May 24, 1999, Nicholas-Applegate Capital Management was the adviser, rather than sub-adviser, to the Fund.
(3)  Reflects deduction of sales charge of 5.75%.
(4) Reflects deduction of deferred sales charge of 5% and 2% respectively for 1 year and since inception returns.
(5)  Reflects deduction of sales charge of 1% for the 1 year return.
(6) The First Boston Convertible Index is an unmanaged index that measures the performance of a universe of convertible securities that are similar, but not identical, to those in the Fund's portfolio.
(7) Classes A and C commenced operations on April 19, 1993. Class B commenced operations on May 31, 1995.
(8)  Index returns for period beginning April 30, 1993.

                                                                       [GRAPHIC]
                          If you have any questions, please call 1-800-992-0180.

                                                Pilgrim Convertible Fund      33

WHAT YOU PAY TO INVEST
--------------------------------------------------------------------------------

There are two types of fees and expenses when you invest in mutual funds: fees, including sales charges, you pay directly when you buy or sell shares, and operating expenses paid each year by the Fund. The tables that follow show the fees and expenses for each of the Pilgrim Funds.

Fees You Pay Directly

                                                Class A    Class B    Class C(1)    Class M(1)    Class T(2)
                                                -------    -------    ----------    ----------    ----------
Maximum sales charge on your investment
  (as a % of offering price) %
Equity Funds and Equity & Income Funds           5.75(3)    none        none          3.50(3)       none

Maximum deferred sales charge (as a % of
  purchase or sales price, whichever is less)
Equity Funds and Equity & Income Funds           none(4)    5.00(5)     1.00(6)       none          4.00(7)

----------
(1)  Not all Funds offer Classes C and M. Please
(2) Class T shares are available only for certain exchanges or reinvestment of dividends. Please see page 39.
(3)  Reduced for purchases of $50,000 and over. Please see page 40.
(4) A contingent deferred sales charge of no more than 1% may be assessed on redemptions of Class A shares that were purchased without an initial sales charge as part of an investment of $1 million or more. Please see page 40.
(5) Imposed upon redemption within 6 years from purchase. The fee has scheduled reductions after the first year. Please see page 40.
(6)  Imposed upon redemption within 1 year from purchase.
(7) Imposed upon redemption within 4 years from purchase. The fee has scheduled reductions after the first year. Please see page 40.

Operating Expenses Paid Each Year by the Funds(1)
(as a % of average net assets)

Class A

                                           Distribution                  Total
                                            and Service                   Fund     Fee Waiver
                               Management     (12b-1)       Other      Operating       by         Net
Fund                              Fee          Fees       Expenses(2)   Expenses   Adviser(3)   Expenses
----                              ---          ----       -----------   --------   ----------   --------
MagnaCap                   %      0.71          0.30         0.34         1.35          --        1.35
Growth and Income          %      0.62          0.25         0.42         1.29          --        1.29
LargeCap Leaders(4)        %      0.85          0.25         0.73         1.83       -0.08        1.75
Research Enhanced Index    %      0.70          0.30         0.56         1.56          --        1.56
Growth Opportunities       %      0.75          0.30         0.34         1.39          --        1.39
LargeCap Growth            %      0.75          0.35         0.25         1.35          --        1.35
MidCap Value(4)            %      0.85          0.25         0.54         1.64          --        1.64
MidCap Opportunities       %      1.00          0.30         0.44         1.74          --        1.74
MidCap Growth              %      0.75          0.35         0.25         1.35          --        1.35
Growth + Value             %      1.00          0.30         0.39         1.69          --        1.69
SmallCap Opportunities     %      0.75          0.30         0.38         1.43          --        1.43
SmallCap Growth            %      1.00          0.35         0.24         1.59          --        1.59
Bank and Thrift            %      0.72          0.25         0.42         1.39          --        1.39
Balanced(8)                %      0.75          0.35         0.51         1.61       -0.26        1.35
Convertible                %      0.75          0.35         0.23         1.33          --        1.33

34   What You Pay to Invest

                                                          WHAT YOU PAY TO INVEST
--------------------------------------------------------------------------------

Operating Expenses Paid Each Year by the Funds(1)
(as a % of average net assets)

Class B(5)

                                           Distribution                  Total
                                            and Service                   Fund     Fee Waiver
                               Management     (12b-1)       Other      Operating       by         Net
Fund                              Fee          Fees       Expenses(2)   Expenses   Adviser(3)   Expenses
----                              ---          ----       -----------   --------   ----------   --------
MagnaCap                   %      0.71          1.00         0.34         2.05          --        2.05
Growth and Income          %      0.62          1.00         0.42         2.04          --        2.04
LargeCap Leaders(4)        %      0.85          1.00         0.73         2.58       -0.08        2.50
Research Enhanced Index    %      0.70          1.00         0.59         2.29          --        2.29
Growth Opportunities       %      0.75          1.00         0.35         2.10          --        2.10
LargeCap Growth            %      0.75          1.00         0.25         2.00          --        2.00
MidCap Value(4)            %      0.85          1.00         0.54         2.39          --        2.39
MidCap Opportunities       %      1.00          1.00         0.40         2.40          --        2.40
MidCap Growth              %      0.75          1.00         0.25         2.00          --        2.00
Growth + Value             %      1.00          1.00         0.39         2.39          --        2.39
SmallCap Opportunities     %      0.75          1.00         0.40         2.15          --        2.15
SmallCap Growth            %      1.00          1.00         0.24         2.24          --        2.24
Bank and Thrift            %      0.72          1.00         0.42         2.14          --        2.14
Balanced(8)                %      0.75          1.00         0.51         2.26       -0.26        2.00
Convertible                %      0.75          1.00         0.23         1.98          --        1.98

Class C(6)

                                           Distribution                  Total
                                            and Service                   Fund     Fee Waiver
                               Management     (12b-1)       Other      Operating       by         Net
Fund                              Fee          Fees       Expenses(2)   Expenses   Adviser(3)   Expenses
----                              ---          ----       -----------   --------   ----------   --------
MagnaCap                   %      0.71          1.00         0.34         2.05          --        2.05
Growth and Income          %      0.62          1.00         0.42         2.04          --        2.04
LargeCap Leaders(4)        %      0.85          1.00         0.73         2.58       -0.08        2.50
Research Enhanced Index    %      0.70          1.00         0.57         2.27          --        2.27
Growth Opportunities       %      0.75          1.00         0.35         2.10          --        2.10
LargeCap Growth            %      0.75          1.00         0.25         2.00          --        2.00
MidCap Value(4)            %      0.85          1.00         0.54         2.39          --        2.39
MidCap Opportunities       %      1.00          1.00         0.36         2.36          --        2.36
MidCap Growth              %      0.75          1.00         0.25         2.00          --        2.00
Growth + Value             %      1.00          1.00         0.40         2.40          --        2.40
SmallCap Opportunities     %      0.75          1.00         0.43         2.18          --        2.18
SmallCap Growth            %      1.00          1.00         0.24         2.24          --        2.24
Balanced(8)                %      0.75          1.00         0.51         2.26       -0.26        2.00
Convertible                %      0.75          1.00         0.23         1.98          --        1.98

                                                                       [GRAPHIC]
                          If you have any questions, please call 1-800-992-0180.

                                                     What You Pay to Invest   35

WHAT YOU PAY TO INVEST
--------------------------------------------------------------------

Class M

                                           Distribution                  Total
                                            and Service                   Fund     Fee Waiver
                               Management     (12b-1)       Other      Operating       by         Net
Fund                              Fee          Fees       Expenses(2)   Expenses   Adviser(3)   Expenses
----                              ---          ----       -----------   --------   ----------   --------
MagnaCap                   %      0.71          0.75         0.34         1.80          --        1.80
LargeCap Leaders(4)        %      0.85          0.75         0.73         2.33       -0.08        2.25
MidCap Value(4)            %      0.85          0.75         0.54         2.14          --        2.14

Class T(7)

                                           Distribution                  Total
                                            and Service                   Fund     Fee Waiver
                               Management     (12b-1)       Other      Operating       by         Net
Fund                              Fee          Fees       Expenses(2)   Expenses   Adviser(3)   Expenses
----                              ---          ----       -----------   --------   ----------   --------
Growth Opportunities       %      0.75          0.95         0.33         2.03          --        2.03
SmallCap Opportunities     %      0.75          0.95         0.36         2.06          --        2.06
Balanced(8)                %      0.75          0.75         0.51         2.01       -0.26        1.75

----------
(1) These tables show the estimated operating expenses for each Fund by class as a ratio of expenses to average daily net assets. These estimates are based on each Fund's actual operating expenses for its most recent complete fiscal year and fee waivers to which the Adviser has agreed for each Fund except Growth and Income. For Growth and Income, estimated operating expenses are based on estimated contractual operating expenses commencing with Pilgrim Investments' management of the Fund.
(2) For the LargeCap Growth, MidCap Growth, SmallCap Growth, Balanced and Convertible Funds, other expenses have been restated to reflect the elimination of certain administrative fees effective May 24, 1999.
(3) Pilgrim Investments has entered into expense limitation agreements with each Fund except MagnaCap, Bank and Thrift, Research Enhanced Index, Growth Opportunities, MidCap Opportunities, Growth + Value, and SmallCap Opportunities, under which it will limit expenses of the Fund, excluding interest, taxes, brokerage and extraordinary expenses, subject to possible reimbursement to Pilgrim Investments within three years. The amount of each Fund's expenses waived or reimbursed during the last fiscal year by Pilgrim Investments is shown under the heading "Fee Waiver by Adviser". For each Fund, the expense limit will continue through at least October 31, 2001. Nicholas-Applegate Capital Management bears 50% of the cost of maintaining the expense limit for Funds which it serves as sub-adviser.
(4) For the LargeCap Leaders and MidCap Value Funds, the management fees shown reflect a fee waiver effective July 26, 2000. Absent the waiver, the management fees for each of LargeCap Leaders and MidCap Value Funds would be 1.00%.
(5) Because Class B Shares are new for Growth and Income Fund, its expenses are estimated based on Class A expenses.
(6) Because Class C shares are new for Growth and Income, its expenses are estimated based on Class A expenses.
(7) Because Class T shares are new for Balanced Fund, its expenses are estimated based on Class A expenses.
(8) Effective April 1, 2000, certain Pilgrim Funds merged into Balanced Fund. As a result of the mergers, it is expected that operating expenses for Balanced Fund will be lower than the operating expenses prior to the mergers.

36   What You Pay to Invest

                                                          WHAT YOU PAY TO INVEST
--------------------------------------------------------------------------------

Examples

The examples that follow are intended to help you compare the cost of investing in the Pilgrim Funds with the cost of investing in other mutual funds. Each example assumes that you invested $10,000, reinvested all your dividends, the Fund earned an average annual return of 5%, and annual operating expenses remained at the current level. Keep in mind that this is only an estimate -- actual expenses and performance may vary.

Class A

Fund                                1 year     3 years     5 years     10 years
----                                ------     -------     -------     --------
MagnaCap                      $       705         978       1,272        2,105
Growth and Income             $       699         960       1,242        2,042
LargeCap Leaders              $       743       1,102       1,494        2,587
Research Enhanced Index       $       725       1,039       1,376        2,325
Growth Opportunities          $       709         990       1,292        2,148
LargeCap Growth               $       705         978       1,272        2,105
MidCap Value                  $       732       1,063       1,415        2,407
MidCap Opportunities          $       742       1,091       1,464        2,509
MidCap Growth                 $       705         978       1,272        2,105
Growth + Value                $       737       1,077       1,440        2,458
SmallCap Opportunities        $       712       1,001       1,312        2,190
SmallCap Growth               $       727       1,048       1,391        2,356
Bank and Thrift               $       708         990       1,292        2,148
Balanced                      $       705       1,005       1,353        2,334
Convertible                   $       703         972       1,262        2,084

Class B

                                              If you sell your shares                      If you don't sell your shares
                                    -------------------------------------------     -------------------------------------------
Fund                                1 year     3 years     5 years     10 years     1 year     3 years     5 years     10 years
----                                ------     -------     -------     --------     ------     -------     -------     --------
MagnaCap                      $       708         943       1,303        2,200        208         643       1,103        2,200
Growth and Income             $       707         940       1,242        2,176        207         640       1,098        2,176
LargeCap Leaders              $       753       1,087       1,556        2,720        253         787       1,356        2,720
Research Enhanced Index       $       732       1,015       1,425        2,443        232         715       1,225        2,443
Growth Opportunities          $       713         958       1,329        2,250        213         658       1,129        2,250
LargeCap Growth               $       703         927       1,278        2,160        203         627       1,078        2,160
MidCap Value                  $       742       1,045       1,475        2,540        242         745       1,275        2,540
MidCap Opportunities          $       743       1,048       1,480        2,573        243         748       1,280        2,573
MidCap Growth                 $       703         927       1,278        2,160        203         627       1,078        2,160
Growth + Value                $       742       1,045       1,475        2,553        242         745       1,275        2,553
SmallCap Opportunities        $       718         973       1,354        2,300        218         673       1,154        2,300
SmallCap Growth               $       727       1,000       1,400        2,411        227         700       1,200        2,411
Bank and Thrift               $       717         970       1,349        2,282        217         670       1,149        2,282
Balanced                      $       703         955       1,361        2,389        203         655       1,161        2,389
Convertible                   $       701         921       1,268        2,139        201         621       1,068        2,139

                                                                       [GRAPHIC]
                          If you have any questions, please call 1-800-992-0180.

                                                     What You Pay to Invest   37

WHAT YOU PAY TO INVEST
--------------------------------------------------------------------------------

Examples

Class C

                                               If you sell your shares                     If you don't sell your shares
                                    ---------------------------------------------   --------------------------------------------
Fund                                1 year     3 years     5 years     10 years     1 year     3 years     5 years     10 years
----                                ------     -------     -------     --------     ------     -------     -------     --------
MagnaCap                      $       308         643       1,103        2,379        208         643       1,103        2,379
Growth and Income             $       307         640       1,098        2,369        207         640       1,098        2,369
LargeCap Leaders              $       353         787       1,356        2,902        253         787       1,356        2,902
Research Enhanced Index       $       330         709       1,215        2,605        230         709       1,215        2,605
Growth Opportunities          $       313         658       1,129        2,431        213         658       1,129        2,431
LargeCap Growth               $       303         627       1,078        2,327        203         627       1,078        2,327
MidCap Value                  $       342         745       1,275        2,726        242         745       1,275        2,726
MidCap Opportunities          $       339         736       1,260        2,696        239         736       1,260        2,696
MidCap Growth                 $       303         627       1,078        2,327        203         627       1,078        2,327
Growth + Value                $       343         748       1,280        2,736        243         748       1,280        2,736
SmallCap Opportunities        $       321         682       1,169        2,513        221         682       1,169        2,513
SmallCap Growth               $       327         700       1,200        2,575        227         700       1,200        2,575

Class M

Fund                                1 year     3 years     5 years     10 years
----                                ------     -------     -------     --------
MagnaCap                      $       526         897       1,291        2,392
LargeCap Leaders              $       570       1,037       1,537        2,910
MidCap Value                  $       559         997       1,459        2,736

Class T

                                             If you sell your shares                      If you don't sell your shares
                                    -------------------------------------------     -------------------------------------------
Fund                                1 year     3 years     5 years     10 years     1 year     3 years     5 years     10 years
----                                ------     -------     -------     --------     ------     -------     -------     --------
Growth Opportunities          $       606         837       1,093        2,194        206         637       1,093        2,194
SmallCap Opportunities        $       609         846       1,108        2,228        209         646       1,108        2,228
Balanced                      $       578         779       1,034        2,192        178         579       1,034        2,192

38   What You Pay to Invest

                                                                     SHAREHOLDER
CHOOSING A SHARE CLASS                                                     GUIDE
--------------------------------------------------------------------------------

PILGRIM PURCHASE OPTIONSTM

Depending upon the Fund, you may select from up to four separate classes of shares: Class A, Class B, Class C and Class M.

Class A

* Front-end sales charge, as described on the next page (except for Money Market Fund).

*    Distribution and service (12b-1) fees of 0.25% to 0.35%.

Class B

*    No front-end sales charge; all your money goes to work for you right away.

*    Distribution and service (12b-1) fees of 1% (0.75% for Strategic Income
     Fund).

*    A contingent deferred sales charge, as described on the next page.

* Automatic conversion to Class A shares after eight years, thus reducing future annual expenses. Class B shares acquired initially through Funds that were part of the Nicholas-Applegate Mutual Funds at the time of purchase will convert after seven years from the date of original purchase.

* Not offered by Global Corporate Leaders Fund, Worldwide Emerging Markets Fund, Troika Dialog Russia Fund, Gold Fund and Silver Fund.

Class C

*    No front-end sales charge; all your money goes to work for you right away.

*    Distribution and service (12b-1) fees of 1% (0.75% for Strategic Income
     Fund).

* A 1% contingent deferred sales charge on shares sold within one year of purchase.

* No automatic conversion to Class A shares, so annual expenses continue at the Class C level throughout the life of your investment.

* Not offered by Bank and Thrift Fund, Asia-Pacific Equity Fund, Global Corporate Leaders Fund, Worldwide Emerging Markets Fund, SmallCap Asia Growth Fund, Troika Dialog Russia Fund, Gold Fund and Silver Fund.

Class M

*    Lower front-end sales charge than Class A, as described on the next page.

*    Distribution and service (12b-1) fees of 0.75%.

* No automatic conversion to Class A shares, so annual expenses continue at the Class M level throughout the life of your investment.

* Offered only by MagnaCap Fund, LargeCap Leaders Fund, MidCap Value Fund, Asia-Pacific Equity Fund, Government Securities Income Fund and High Yield Fund.

Class T

* No longer available for purchase, unless you are investing income earned on Class T shares or exchanging Class T Shares of another Fund.

*    Distribution and service (12b-1) fees of 0.65 to 1% (varies by fund).

*    A contingent deferred sales charge, as described in this section.

* Automatic conversion to Class A shares after 8 years, thus reducing future annual expenses.

* Offered only by Growth Opportunities, SmallCap Opportunities, Government Securities Income, High Yield II, and Balanced.

When choosing between classes, you should carefully consider the ongoing annual expenses along with the initial sales charge or the contingent deferred sales charge. The relative impact of the initial sales charges and ongoing annual expenses will depend on the length of time a share is held. Higher distribution fees mean a higher expense ratio, so Class B and Class C shares pay correspondingly lower dividends and may have a lower net asset value than Class A or Class M shares. Orders for Class B shares and Class M shares in excess of $250,000 and $1,000,000, respectively, will be accepted as orders for Class A shares or declined. You should discuss which Class of shares is right for you with your investment professional.

Distribution and Shareholder Service Fees

To pay for the cost of promoting the Funds and servicing your shareholder account, each class of each Fund has adopted a Rule 12b-1 plan which requires fees to be paid out of the assets of each class. Over time the fees will increase your cost of investing and may exceed the cost of paying other types of sales charges.

                                                                       [GRAPHIC]
                          If you have any questions, please call 1-800-992-0180.

                                                       Shareholder Guide      39

SHAREHOLDER GUIDE
                                                          CHOOSING A SHARE CLASS
--------------------------------------------------------------------------------

SALES CHARGE CALCULATION

Class A(1)

Class A shares of the Funds are sold subject to the following sales charge:

                             U.S. and International
                                  Equity Funds,
                              Equity & Income Funds
                           and Precious Metals Funds          Income Funds
                          --------------------------   ------------------------
                           As a %                       As a %
                           of the         As a % of     of the       As a % of
                          offering           net       offering         net
Your Investment             price        asset value     price      asset value
---------------             -----        -----------     -----      -----------
Less than $50,000           5.75            6.10         4.75          4.99
$50,000 - $99,999           4.50            4.71         4.50          4.71
$100,000 - $249,999         3.50            3.63         3.50          3.63
$250,000 - $499,999         2.50            2.56         2.50          2.56
$500,000 - $1,000,000       2.00            2.04         2.00          2.04
$1,000,000 and over              See below                    See below

----------
(1) Shareholders that purchased funds that were a part of the Lexington family of funds at the time of purchase are not subject to sales charges for the life of their account.

Money Market Fund. There is no sales charge if you purchase Class A shares of Money Market Fund. However, if the Class A shares are exchanged for shares of another Pilgrim Fund, you will be charged the applicable sales load for that fund upon the exchange.

Investments of $1 Million or More. There is no front-end sales charge if you purchase Class A shares in an amount of $1 million or more. However, the shares will be subject to a contingent deferred sales charge if they are redeemed within one or two years of purchase, depending on the amount of the purchase, as follows:

                                            Period during which
     Your investment             CDSC          CDSC applies
     ---------------             ----          ------------
$1,000,000 to $2,499,999         1.00%            2 years
$2,500,000 to $4,999,999         0.50%            1 year
$5,000,000 and over              0.25%            1 year

However, Class A shares that were purchased in an amount of $1 million or more through Funds that were part of the Nicholas-Applegate Mutual Funds at the time of purchase will be subject to a contingent deferred sales charge of 1% within one year from the date of purchase.

Class A shares that were purchased in an amount of $1 million or more through funds that were part of the Northstar family of funds at the time of purchase are subject to a different contingent deferred sales charge period of 18 months from the date of purchase. See the SAI for further information.

Class B, Class C and Class T

Class B and Class C shares are offered at their net asset value per share without any initial sales charge. However, you may be charged a contingent deferred sales charge (CDSC) on shares that you sell within a certain period of time after you bought them. The amount of the CDSC is based on the lesser of the net asset value of the shares at the time of purchase or redemption. There is no CDSC on shares acquired through the reinvestment of dividends and capital gains distributions. The CDSCs are as follows:

Class B Deferred Sales Charge(1)

                                CDSC on shares
Years after purchase              being sold
--------------------              ----------
1st year                               5%
2nd year                               4%
3rd year                               3%
4th year                               3%
5th year                               2%
6th year                               1%
After 6th year                       none

----------
(1) Class B shares that were purchased through funds that were part of the Northstar family of funds at the time of purchase are subject to a different contingent deferred sales charge. Please see the SAI for further information.

Class C Deferred Sales Charge

                                CDSC on shares
Years after purchase              being sold
--------------------              ----------
1st year                                1%
After 1st year                       none

Class T Deferred Sales Charge

                                CDSC on shares
Years after purchase              being sold
--------------------              ----------
1st year                                4%
2nd year                                3%
3rd year                                2%
4th year                                1%
After 4th year                       none

To keep your CDSC as low as possible, each time you place a request to redeem shares the Funds will first redeem shares in your account that are not subject to a CDSC, and then will sell shares that have the lowest CDSC.

Class M

Class M shares of the Funds are sold subject to the following sales charge.

                                   MagnaCap,
                               LargeCap Leaders,                Government
                                 MidCap Value,                  Securities
                                     and                        Income and
                                 Asia-Pacific                   High Yield
                                 Equity Funds                     Funds
                             --------------------          --------------------
                             As a %        As a %          As a %         As a %
                             of the        of net          of the         of net
                            offering        asset         offering        asset
Your investment              price          value          price          value
---------------              -----          -----          -----          -----
Less than $50,000            3.50%          3.63%          3.25%          3.36%
$50,000 - $99,999            2.50%          2.56%          2.25%          2.30%
$100,000 - $249,999          1.50%          1.52%          1.50%          1.52%
$250,000 - $499,999          1.00%          1.01%          1.00%          1.01%
$500,000 and over            none           none           none           none

40   Shareholder Guide

                                                                     SHAREHOLDER
CHOOSING A SHARE CLASS                                                     GUIDE
--------------------------------------------------------------------------------

Sales Charge Reductions and Waivers

Reduced Sales Charges. You may reduce the initial sales charge on a purchase of Class A or Class M shares of the funds by combining multiple purchases to take advantage of the breakpoints in the sales charge schedules. You may do this by:

Letter of Intent -- lets you purchase shares over a 13 month period and pay the same sales charge as if the shares had all been purchased at once.

Rights of Accumulation -- lets you add the value of shares of any open-end Pilgrim Fund (excluding the Money Market Fund) you already own to the amount of your next purchase for purposes of calculating the sales charge.

Combination Privilege -- shares held by investors in the Pilgrim Funds which impose a CDSC may be combined with Class A or Class M shares for a reduced sales charge.

See the Account Application or the Statement of Additional Information for details, or contact your financial representative or the Shareholder Servicing Agent for more information.

CDSC Waivers. If you notify the Transfer Agent at the time of redemption, the CDSC for each Class will be waived in the following cases:

* redemptions following the death or permanent disability of a shareholder if made within one year of death or the initial determination of permanent disability. The waiver is available only for shares held at the time of death or initial determination of permanent disability.

* for Class B Shares, redemptions pursuant to a Systematic Withdrawal Plan, up to a maximum of 12% per year of a shareholder's account value based on the value of the account at the time the plan is established and annually thereafter, provided all dividends and distributions are reinvested and the total redemptions do not exceed 12% annually.

* mandatory distributions from a tax-deferred retirement plan or an IRA. However, if you purchased shares that were part of the Nicholas-Applegate Mutual Funds, you may be eligible for a CDSC waiver prior to the mandatory distribution age.

* If you think you may be eligible for a CDSC waiver, contact your financial representative or the Shareholder Servicing Agent.

Reinstatement Privilege. If you sell Class B, Class C or Class T shares of a Pilgrim Fund, you may reinvest some or all of the proceeds in the same share class within 90 days without a sales charge. Reinstated Class B, Class C and Class T shares will retain their original cost and purchase date for purposes of the CDSC. This privilege can be used only once per calendar year. If you want to use the Reinstatement Privilege, contact your financial representative or the Shareholder Servicing Agent. Consult the SAI for more information.

Sales Charge Waivers. Class A or Class M shares may be purchased without a sales charge by certain individuals and institutions. For additional information, contact the Shareholder Servicing Agent, or see the Statement of Additional Information.

                                                                       [GRAPHIC]
                          If you have any questions, please call 1-800-992-0180.

                                                       Shareholder Guide      41

SHAREHOLDER
GUIDE                                                     HOW TO PURCHASE SHARES
--------------------------------------------------------------------------------

The minimum initial investment amounts for the Pilgrim Funds are as follows:

*    Non-retirement accounts: $1,000

*    Retirement accounts: $250

* Pre-Authorized Investment Plan: $100 to open; you must invest at least $100 a month.

The minimum additional investment is $100.

Make your investment using the table on the right.

The Funds and the Distributor reserve the right to reject any purchase order. Please note that cash, travelers checks, third party checks, money orders and checks drawn on non-US banks (even if payment may be effected through a US bank) will not be accepted. The Pilgrim Funds reserve the right to waive minimum investment amounts. The Funds reserve the right to liquidate sufficient shares to recover annual transfer agent fees or to close your account and redeem your shares should you fail to maintain your account value at a minimum of $1,000.00 ($250.00 for IRAs).

Retirement Plans

The Funds have available prototype qualified retirement plans for both corporations and for self-employed individuals. They also have available prototype IRA, Roth IRA and Simple IRA plans (for both individuals and employers), Simplified Employee Pension Plans, Pension and Profit Sharing Plans and Tax Sheltered Retirement Plans for employees of public educational institutions and certain non-profit, tax-exempt organizations. State Street Bank and Trust -- Kansas City (SSB) acts as the custodian under these plans. For further information, contact the Shareholder Servicing Agent at (800) 992-0180. SSB currently receives a $12 custodial fee annually for the maintenance of such accounts.

                         Initial                 Additional
    Method             Investment                Investment
    ------             ----------                ----------
By Contacting   An investment
Your            professional with an
Investment      authorized firm
Professional    can help you establish
                and maintain your
                account.

By Mail         Visit or consult an         Visit or consult an
                investment                  investment
                professional. Make          professional. Fill out
                your check payable to       the Account Additions
                the Pilgrim Funds and       form included on the
                mail it, along with a       bottom of your account
                completed Application.      statement along with
                Please indicate your        your check payable to
                investment professional     the Fund and mail
                on the New Account          them to the address on
                Application                 the account statement.
                                            Remember to write
                                            your account number
                                            on the check.

By Wire         Call the Pilgrim            Wire the funds in the
                Operations Department       same manner described
                at (800) 336-3436 to        under "Initial
                obtain an account           Investment."
                number and indicate
                your investment
                professional on the
                account.

                Instruct your bank to
                wire funds to the Fund
                in the care of:

                State Street Bank and
                Trust -- Kansas City
                ABA #101003621
                Kansas City, MO
                credit to: ______________
                (the Fund)
                A/C #751-8315;
                for further credit
                to: _________________
                Shareholder
                A/C #________________
                (A/C # you received
                over the telephone)
                Shareholder Name:
                _____________________
                (Your Name Here)

                After wiring funds you
                must complete the
                Account Application
                and send it to:

                Pilgrim Funds
                P.O. Box 219368
                Kansas City, MO
                64121-6368

42   Shareholder Guide

                                                                     SHAREHOLDER
HOW TO REDEEM SHARES                                                       GUIDE
--------------------------------------------------------------------------------

You may redeem shares using the table on the right.

Under unusual circumstances, a Fund may suspend the right of redemption as allowed by federal securities laws.

Systematic Withdrawal Plan

You may elect to make periodic withdrawals from your account on a regular basis.

*    Your account must have a current value of at least $10,000.

*    Minimum withdrawal amount is $100.

*    You may choose from monthly, quarterly, semi-annual or annual payments.

For additional information, contact the Shareholder Servicing Agent, see the Account Application or the Statement of Additional Information.

Payments

Normally, payment for shares redeemed will be made within three days after receipt by the Transfer Agent of a written request in good order. When you place a request to redeem shares for which the purchase money has not yet been collected, the request will be executed at the next determined net asset value, but the Fund will not release the proceeds until your purchase payment clears. This may take up to 15 days or more. To reduce such delay, purchases should be made by bank wire or federal funds.

Each Fund normally intends to pay in cash for all shares redeemed, but under abnormal conditions that make payment in cash unwise, a Fund may make payment wholly or partly in securities at their then current market value equal to the redemption price. In such case, a Fund could elect to make payment in securities for redemptions in excess of $250,000 or 1% of its net assets during any 90-day period for any one shareholder. An investor may incur brokerage costs in converting such securities to cash.

        Method                              Procedures
        ------                              ----------
By Contacting Your        You may redeem by contacting your
Investment Professional   investment professional. Investment
                          professionals may charge for their services in connection with your redemption request, but neither the Fund nor the Distributor imposes any such charge.

By Mail Send a written request specifying the Fund name and share class, your account number, the name(s) in which the account is registered, and the dollar value or number of shares you wish to redeem to:

                          Pilgrim Funds
                          P.O. Box 219368
                          Kansas City, MO 64121-6368

                          If certificated shares have been issued, the certificate must accompany the written request. Corporate investors and other associations must have an appropriate certification on file authorizing redemptions. A suggested form of such certification is provided on the Account Application. A signature guarantee may be required.

By Telephone --           You may redeem shares by telephone on all
Expedited Redemption      accounts other than retirement accounts,
                          unless you check the box on the Account Application which signifies that you do not wish to use telephone redemptions. To redeem by telephone, call the Shareholder Servicing Agent at (800) 992-0180.

                          Receiving Proceeds By Check:
                          You may have redemption proceeds (up to a maximum of $100,000) mailed to an address which has been on record with Pilgrim Funds for at least 30 days.

                          Receiving Proceeds By Wire:
                          You may have redemption proceeds (subject to a minimum of $5,000) wired to your pre-designated bank account. You will not be able to receive redemption proceeds by wire unless you check the box on the Account Application which signifies that you wish to receive redemption proceeds by wire and attach a voided check. Under normal circumstances, proceeds will be transmitted to your bank on the business day following receipt of your instructions, provided redemptions may be made.
                          In the event that share certificates have been issued, you may not request a wire redemption by telephone.

                                                                       [GRAPHIC]
                          If you have any questions, please call 1-800-992-0180.

                                                       Shareholder Guide      43

SHAREHOLDER
GUIDE                                                       TRANSACTION POLICIES
--------------------------------------------------------------------------------

Net Asset Value

The net asset value (NAV) per share for each Fund and class is determined each business day as of the close of regular trading on the New York Stock Exchange (usually at 4:00 p.m. Eastern Time). The NAV per share of each class of each Fund is calculated by taking the value of the Fund's assets attributable to that class, subtracting the Fund's liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. Because foreign securities may trade on days when the Funds do not price shares, the net asset value of a Fund that invests in foreign securities may change on days when shareholders will not be able to purchase or redeem the Fund's shares.

In general, assets are valued based on actual or estimated market value, with special provisions for assets not having readily available market quotations, and short-term debt securities, and for situations where market quotations are deemed unreliable. Short-term debt securities having a maturity of 60 days or less are valued at amortized cost, unless the amortized cost does not approximate market value. Securities prices may be obtained from automated pricing services. When market quotations are not readily available or are deemed unreliable, securities are valued at their fair value as determined in good faith under the supervision of the Board of Directors or Trustees. Valuing securities at fair value involves greater reliance on judgment than securities that have readily available market quotations.

Price of Shares

When you buy shares, you pay the NAV plus any applicable sales charge. When you sell shares, you receive the NAV minus any applicable deferred sales charge. Exchange orders are effected at NAV.

Execution of Requests

Purchase and sale requests are executed at the next NAV determined after the order is received in proper form by the Transfer Agent or Distributor. A purchase order will be deemed to be in proper form when all of the required steps set forth above under "How to Purchase Shares" have been completed. If you purchase by wire, however, the order will be deemed to be in proper form after the telephone notification and the federal funds wire have been received. If you purchase by wire, you must submit an application form in a timely fashion. If an order or payment by wire is received after the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern Time), the shares will not be credited until the next business day.

You will receive a confirmation of each new transaction in your account, which also will show you the number of Fund shares you own including the number of shares being held in safekeeping by the Transfer Agent for your account. You may rely on these confirmations in lieu of certificates as evidence of your ownership. Certificates representing shares of the Funds will not be issued unless you request them in writing.

Telephone Orders

The Funds and their transfer agent will not be responsible for the authenticity of phone instructions or losses, if any, resulting from unauthorized shareholder transactions if they reasonably believe that such instructions were genuine. The Funds and their transfer agent have established reasonable procedures to confirm that instructions communicated by telephone are genuine. These procedures include recording telephone instructions for exchanges and expedited redemptions, requiring the caller to give certain specific identifying information, and providing written confirmation to shareholders of record not later than five days following any such telephone transactions. If the Funds and their transfer agent do not employ these procedures, they may be liable for any losses due to unauthorized or fraudulent telephone instructions.

Exchanges

You may exchange shares of a Fund for shares of the same class of any other Pilgrim Fund, except for Lexington Money Market Trust and Pilgrim Corporate Leaders Trust Fund, without paying any additional sales charge, except that Class A shares of the Pilgrim Money Market Fund for which no sales charge was paid must pay the applicable sales load on an exchange into Class A shares of another Fund. In addition, Class T shares of any Fund may be exchanged for Class B shares of the Pilgrim Money Market Fund. Shares subject to a CDSC will continue to age from the date that the original shares were purchased. If you exchange shares of a Fund that at the time you acquired the shares was a Nicholas-Applegate Mutual Fund, the shares you receive on the exchange will be subject to the current CDSC structure and conversion rights of the Fund being acquired, although the shares will continue to age for CDSC and conversion purposes from the date the original shares were acquired.

The total value of shares being exchanged must at least equal the minimum investment requirement of the Fund into which they are being exchanged. Exchanges of shares are sales and may result in a gain or loss for federal and state income tax purposes. There is no specific limit on exchange frequency; however, the Funds are intended for long-term investment and not as a short-term trading vehicle. The adviser may prohibit excessive exchanges (more than four per year). The adviser also may, on 60 days' prior notice, restrict the frequency of, otherwise modify, or impose charges of up to $5.00 upon exchanges.

You will automatically have the ability to request an exchange by calling the Shareholder Service Agent unless you mark the box on the Account Application that indicates that you do not wish to have the telephone exchange privilege. A Fund may change or cancel its exchange policies at any time, upon 60 days' written notice to shareholders.

44   Shareholder Guide

                                                                     SHAREHOLDER
TRANSACTION POLICIES                                                       GUIDE
--------------------------------------------------------------------------------

Systematic Exchange Privilege

With an initial account balance of at least $5,000 and subject to the information and limitations outlined above, you may elect to have a specified dollar amount of shares systematically exchanged, monthly, quarterly, semi-annually or annually (on or about the 10th of the applicable month), from your account to an identically registered account in the same class of any other open-end Pilgrim Fund. This exchange privilege may be modified at any time or terminated upon 60 days' written notice to shareholders.

Small Accounts

Due to the relatively high cost of handling small investments, the Funds reserve the right upon 30 days' written notice to redeem, at NAV, the shares of any shareholder whose account (except for IRAs) has a value of less than $1,000, other than as a result of a decline in the NAV per share.

                                                                       [GRAPHIC]
                          If you have any questions, please call 1-800-992-0180.

                                                       Shareholder Guide      45

MANAGEMENT
OF THE FUNDS                                                             ADVISER
--------------------------------------------------------------------------------

Pilgrim Investments, Inc. ("Pilgrim" or "Pilgrim Investments") serves as the investment adviser to each of the Funds. Pilgrim has overall responsibility for the management of the Funds. Pilgrim provides or oversees all investment advisory and portfolio management services for each Fund, and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Funds, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services.

Organized in December 1994, Pilgrim is registered as an investment adviser. Pilgrim is an indirect wholly-owned subsidiary of ReliaStar Financial Corp. ("ReliaStar") (NYSE: RLR). Through its subsidiaries, ReliaStar offers individuals and institutions life insurance and annuities, employee benefits products and services, life and health reinsurance, retirement plans, mutual funds, bank products, and personal finance education.

Prior to April 30, 2000, Pilgrim Advisors, Inc. ("Pilgrim Advisors") served as investment adviser to certain of the Funds. On April 30, 2000, Pilgrim Advisors, an indirect wholly-owned subsidiary of ReliaStar, merged with Pilgrim Investments. Pilgrim Advisors and Pilgrim Investments were sister companies and shared certain resources and investment personnel.

Prior to July 26, 2000, Lexington Management Corporation ("Lexington") served as investment adviser to certain of the Funds. On July 26, 2000, ReliaStar acquired Lexington Global Asset Managers, Inc. the parent company of Lexington, and Pilgrim Investments was approved as Adviser to the Funds formerly advised by Lexington.

As of June 30, 2000, Pilgrim managed over $16.8 billion in assets.

Pilgrim's principal address is 40 North Central Avenue, Suite 1200, Phoenix, Arizona 85004.

Pilgrim receives a monthly fee for its services based on the average daily net assets of each of the Funds.

The following table shows the aggregate annual advisory fee paid by each Fund for the most recent fiscal year as a percentage of that Fund's average daily net assets:

                             Advisory
Fund                           Fee
----                           ---
MagnaCap                       0.71%
Growth and Income              0.62
LargeCap Leaders               1.00
Research Enhanced Index        0.70
Growth Opportunities           0.75
LargeCap Growth                0.75
MidCap Value                   1.00
MidCap Opportunities           1.00
MidCap Growth                  0.75
Growth + Value                 1.00
SmallCap Opportunities         0.75
SmallCap Growth                1.00
Bank and Thrift                0.72
Balanced                       0.75
Convertible                    0.75

Pilgrim Directly Manages the Portfolios of the Following Funds:

Growth Opportunities Fund, MidCap
Opportunities Fund and MidCap Growth Fund.

The following individuals share responsibility for the day-to-day management of the Growth Opportunities Fund, MidCap Opportunities Fund and MidCap Growth Fund.

Mary Lisanti has co-managed the Pilgrim MidCap Opportunities Fund since the Fund was formed in August 1998, managed or co-managed the Pilgrim Growth Opportunities Fund since August 1998 and co-managed the Pilgrim MidCap Growth Fund since April, 2000. She joined Pilgrim in May 1998.

Ms. Lisanti has over 20 years of experience in small and mid-cap investments. Before joining Pilgrim, Ms. Lisanti was a Portfolio Manager at Strong Capital Management where she managed the Strong Small Cap Fund and co-managed the Strong Mid Cap Fund. From 1993 to 1996, Ms. Lisanti was a Managing Director and Head of Small and Mid-Capitalization Equity Strategies at Bankers Trust Corp. where she managed the BT Small Cap Fund and the BT Capital Appreciation Fund. Prior to Bankers Trust, Ms. Lisanti was a Portfolio Manager with the Evergreen Funds. She began her career as an Analyst specializing in emerging growth stocks with Donaldson, Lufkin & Jenrette and Shearson Lehman Hutton, and was ranked the number one Institutional Investor Emerging Growth Stock Analyst in 1989. She is a Chartered Financial Analyst, and a Member of the New York Society of Security Analysts and the Financial Analyst Federation.

46   Management of the Funds

                                                                      MANAGEMENT
ADVISER                                                             OF THE FUNDS
--------------------------------------------------------------------------------

Jeffrey Bernstein has co-managed the Pilgrim MidCap Opportunities Fund since the Fund was formed in August 1998 and has co-managed the Pilgrim Growth Opportunities Fund since January 2000. He joined Pilgrim in May 1998.

Mr. Bernstein has over 10 years of experience in small and mid-cap investments. Before joining Pilgrim, Mr. Bernstein was a Portfolio Manager at Strong Capital Management where he co-managed the Strong Mid Cap Fund. From November 1995 to February 1997, Mr. Bernstein was a Portfolio Manager with Berkeley Capital. From September 1993 to November 1995, Mr. Bernstein was an Assistant Portfolio Manager at Bankers Trust Corp. Prior to Bankers Trust, Mr. Bernstein was an Analyst for Cowen & Co.

SmallCap Opportunities Fund and SmallCap Growth Fund

Mary Lisanti, whose background is described above, has served as a manager of the SmallCap Opportunities Fund since July 1998 and SmallCap Growth Fund since April 2000.

MagnaCap Fund

This Fund is managed by a team led by Howard N. Kornblue, Senior Vice President and Senior Portfolio Manager for Pilgrim. Mr. Kornblue has served as a Portfolio Manager of MagnaCap Fund since 1989. The other individuals on the team are G. David Underwood and Robert M. Kloss.

Growth and Income Fund

Alan H. Wapnick, Senior Vice President and Senior Portfolio Manager of Growth and Income Fund has been managing the Fund's portfolio since January, 1994. He joined Pilgrim in 1986. Prior to joining Pilgrim, Mr. Wapnick was an equity analyst with Merrill Lynch, J.W. Seligman, Dean Witter and most recently Union Carbide Corporation.

LargeCap Leaders and MidCap Value Fund

The LargeCap Leaders and MidCap Value Funds are managed by a team led by G. David Underwood, Senior Vice President and Senior Portfolio Manager for Pilgrim. Mr. Underwood is the Lead Portfolio Manager of LargeCap Leaders Fund. Prior to joining Pilgrim in December, 1996, Mr. Underwood served as Director of Funds Management for First Interstate Capital Management. Mr. Underwood's prior experience includes a 10 year association with Integra Trust Company of Pittsburgh where he served as Director of Research and Senior Portfolio Manager. The other individual on the team is Robert M. Kloss.

Bank and Thrift Fund

Carl Dorf, Senior Vice President and Senior Portfolio Manager of Bank and Thrift Fund has been managing the Fund's portfolio since January 1991, when he joined Pilgrim's predecessor. Mr. Dorf is also a Senior Vice President of Pilgrim.

Balanced Fund

The following individuals share responsibility for the day-to-day management of the Balanced Fund:

G. David Underwood, whose background is described above, has served as Senior Portfolio Manager of the equity portion of the Balanced Fund's assets since May 24, 1999.

Kevin G. Mathews, Senior Vice President and Senior Portfolio Manager of Pilgrim, has served as Senior Portfolio Manager of the fixed income portion of Balanced Fund's assets since May 24, 1999. Mr. Matthews has over 16 years of experience in the management of high-yield fixed income investments. Prior to joining Pilgrim, Mr. Mathews was a Vice President and Senior Portfolio Manager of Van Kampen American Capital.

Robert K. Kinsey, Vice President and Portfolio Manager, has served as a Portfolio Manager of the fixed income portion of Balanced Fund's assets since May 24, 1999. Prior to joining Pilgrim, Mr. Kinsey was a Vice President and Fixed Income Portfolio Manager for Federated Investors from January 1995 to March 1999. From July 1992 to January 1995, Mr. Kinsey was a Principal and Portfolio Manager for Harris Investment Management.

Charles Ullerich, Vice President and Portfolio Manager, has served as a co-manager of the fixed income portion of Balanced Fund's assets since December 1999. Mr. Ullerich has approximately nine years of experience in the management of fixed-income investments. Prior to joining Pilgrim, Mr. Ullerich was Vice President of Treasury Services for First Liberty Bank of Macon, Georgia since 1991, where he was Portfolio Manager for a mortgage and treasury securities portfolio.

                                                                       [GRAPHIC]
                          If you have any questions, please call 1-800-992-0180.

                                                 Management of the Funds      47

MANAGEMENT
OF THE FUNDS                                                        SUB-ADVISERS
--------------------------------------------------------------------------------

For the following Funds, Pilgrim has engaged a Sub-Adviser to provide the day-to-day management of the Fund's portfolio. The Sub-Advisers are among the most respected institutional investment advisers in the world, and have been selected primarily on the basis of their successful application of a consistent, well-defined, long-term investment approach over a period of several market cycles.

Research Enhanced Index Fund

J.P. Morgan Investment Management Inc.

A registered investment adviser, J.P. Morgan Investment Management Inc. (J.P. Morgan) serves as Sub-Adviser to the Pilgrim Research Enhanced Index Fund. The firm was formed in 1984. The firm evolved from the Trust and Investment Division of Morgan Guaranty Trust Company which acquired its first tax-exempt client in 1913 and its first pension account in 1940. J.P. Morgan currently manages approximately $349 billion for institutions and pension funds. The company is a wholly owned subsidiary of J.P. Morgan & Co. J.P. Morgan's principal address is 522 Fifth Avenue, New York, New York 10036.

Nanette Buziak, Timothy Devlin and Bernard Kroll share the responsibility for the day-to-day management of the Pilgrim Research Enhanced Index Fund.

Ms. Buziak has co-managed the Pilgrim Research Enhanced Index Fund since April 1999. At J.P. Morgan, she serves as a Portfolio Manager and Member of the Structured Equity Group.

Ms. Buziak has over 8 years of investment management experience. Before joining J.P. Morgan in 1997, Ms. Buziak was an index arbitrage trader and convertible bond portfolio manager at First Marathon America, Inc.

Mr. Devlin has co-managed the Pilgrim Research Enhanced Index Fund since the Fund was formed in December 1998. At J.P. Morgan, he serves as a Portfolio Manager and Member of the Structured Equity Group.

Mr. Devlin has over 12 years of investment management experience. Before joining J.P. Morgan in 1996, Mr. Devlin was a Portfolio Manager for nine years at Mitchell Hutchins Asset Management, Inc. where he managed quantitatively-driven portfolios for institutional and retail investors.

Mr. Kroll has co-managed the Pilgrim Research Enhanced Index Fund since March 2000. At J.P. Morgan he serves as a Portfolio Manager and Member of the Structured Equity Group.

Mr. Kroll has over 20 years of investment experience. Before joining J.P. Morgan in 1996, Mr. Kroll was an equity derivatives specialist at Goldman Sachs & Co. Earlier, he managed his own software development firm and options broker-dealer, and managed several derivatives businesses at Kidder, Peabody & Co.

Growth + Value Fund

Navellier Fund Management, Inc.

A registered investment adviser, Navellier Fund Management Inc. (Navellier) serves as Sub-Adviser to the Pilgrim Growth + Value Fund. Navellier and its affiliate, Navellier & Associates, Inc., manage over $5 billion for institutions, pension funds and high net worth individuals. Navellier's principal address is 1 East Liberty, Third Floor, Reno, Nevada 89501.

Louis Navellier has managed the Pilgrim Growth + Value Fund since the Fund was formed in November 1996. Mr. Navellier has over 19 years of investment management experience and is the principal owner of Navellier & Associates, Inc., a registered investment adviser that manages investments for institutions, pension funds and high net worth individuals. Mr. Navellier's investment newsletter, MPT Review, has been published for over 19 years and is widely renowned throughout the investment community.

LargeCap Growth Fund and Convertible Fund

Nicholas-Applegate Capital Management (NACM)

NACM serves as Sub-Adviser to the Funds listed above. Founded in 1984, NACM manages over $40 billion of discretionary assets for numerous clients, including employee benefit plans of corporations, public retirement systems and unions, university endowments, foundations, and other institutional investors and individuals. Each of the Funds listed above is managed by a team of portfolio managers and analysts employed by NACM. NACM has offices in San Diego, New York, Chicago and San Francisco. It's principal business address is 600 West Broadway, San Diego, California 92101.

48   Management of the Funds

                                                                      DIVIDENDS,
                                                                   DISTRIBUTIONS
DIVIDENDS/TAXES                                                        AND TAXES
--------------------------------------------------------------------------------

Dividends

The Funds generally distribute most or all of their net earnings in the form of dividends. Each Fund pays dividends, if any, as follows:

     Annually(1)                  Semi-Annually(1)            Quarterly(2)
     -----------                  ----------------            ------------
     LargeCap Leaders             MagnaCap                    Balanced
     Research Enhanced            Growth and                  Convertible
     Index                        Income
     Growth
     Opportunities
     LargeCap Growth
     MidCap Value
     MidCap
     Opportunities
     MidCap Growth
     Growth + Value
     SmallCap
     Opportunities
     SmallCap Growth
     Bank and Thrift

----------
(1)  Distributions normally expected to consist primarily of capital gains.
(2) Distributions normally expected to consist on an annual basis of a variable combination of capital gains and ordinary income.

Each Fund distributes capital gains, if any, annually.

Dividend Reinvestment

Unless you instruct a Fund to pay you dividends in cash, dividends and distributions paid by a Fund will be reinvested in additional shares of the Fund. You may, upon written request or by completing the appropriate section of the Account Application, elect to have all dividends and other distributions paid on Class A, B, C, M or T shares of a Fund invested in another Pilgrim Fund which offers the same class shares. If you are a shareholder of Pilgrim Prime Rate Trust, whose shares are not held in a broker or nominee account, you may, upon written request, elect to have all dividends invested into a pre-existing Class A account of any open-end Pilgrim Fund.

Taxes

The following information is meant as a general summary for U.S. shareholders. Please see the Statement of Additional Information for additional information. You should rely your own tax adviser for advice about the particular federal, state and local tax consequences to you of investing in a Fund.

Each Fund will distribute most of its net investment income and net capital gains to its shareholders each year. Although the Funds will not be taxed on amounts they distribute, most shareholders will be taxed on amounts they receive. A particular distribution generally will be taxable as either ordinary income or long-term capital gains. It does not matter how long you have held your Fund shares or whether you elect to receive your distributions in cash or reinvest them in additional Fund shares. For example, if a Fund designates a particular distribution as a long-term capital gains distribution, it will be taxable to you at your long-term capital gains rate.

Dividends declared by a Fund in October, November or December and paid during the following January may be treated as having been received by shareholders in the year the distributions were declared.

You will receive an annual statement summarizing your dividend and capital gains distributions.

If you invest through a tax-deferred account, such as a retirement plan, you generally will not have to pay tax on dividends until they are distributed from the account. These accounts are subject to complex tax rules, and you should consult your tax adviser about investment through a tax-deferred account.

There may be tax consequences to you if you sell or redeem Fund shares. You will generally have a capital gain or loss, which will be long-term or short-term, generally depending on how long you hold those shares. If you exchange shares, you may be treated as if you sold them. You are responsible for any tax liabilities generated by your transactions.

As with all mutual funds, a Fund may be required to withhold U.S. federal income tax at the rate of 31% of all taxable distributions payable to you if you fail to provide the Fund with your correct taxpayer identification number or to make required certifications, or if you have been notified by the IRS that you are subject to backup withholding. Backup withholding is not an additional tax; rather, it is a way in which the IRS ensures it will collect taxes otherwise due. Any amounts withheld may be credited against your U.S. federal income tax liability.

                                                                       [GRAPHIC]
                          If you have any questions, please call 1-800-992-0180.

                                      Dividends, Distributions and Taxes      49

MORE INFORMATION ABOUT RISKS
--------------------------------------------------------------------------------

All mutual funds involve risk -- some more than others -- and there is always the chance that you could lose money or not earn as much as you hope. A Fund's risk profile is largely a factor of the principal securities in which it invests and investment techniques that it uses. The following pages discuss the risks associated with certain of the types of securities in which the Funds may invest and certain of the investment practices that the Funds may use. For more information about these and other types of securities and investment techniques that may be used by the Funds, see the Statement of Additional Information (the "SAI").

Many of the investment techniques and strategies discussed in this prospectus and in the SAI are discretionary, which means that the adviser or sub-adviser can decide whether to use them or not. The adviser or sub-adviser of a Fund may also use investment techniques or make investments in securities that are not a part of the Fund's principal investment strategy.

PRINCIPAL RISKS

Investments in Foreign Securities. There are certain risks in owning foreign securities, including those resulting from: fluctuations in currency exchange rates; devaluation of currencies; political or economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions; reduced availability of public information concerning issuers; accounting, auditing and financial reporting standards or other regulatory practices and requirements that are not uniform when compared to those applicable to domestic companies; settlement and clearance procedures in some countries that may not be reliable and can result in delays in settlement; higher transaction and custody expenses than for domestic securities; and limitations on foreign ownership of equity securities. Also, securities of many foreign companies may be less liquid and the prices more volatile than those of domestic companies. With certain foreign countries, there is the possibility of expropriation, nationalization, confiscatory taxation and limitations on the use or removal of funds or other assets of the Funds, including the withholding of dividends.

Each Fund that invests in foreign securities may enter into foreign currency transactions either on a spot or cash basis at prevailing rates or through forward foreign currency exchange contracts to have the necessary currencies to settle transactions, or to help protect Fund assets against adverse changes in foreign currency exchange rates, or to provide exposure to a foreign currency commensurate with the exposure to securities from that country. Such efforts could limit potential gains that might result from a relative increase in the value of such currencies, and might, in certain cases, result in losses to the Fund.

Emerging Markets Investments. Because of less developed markets and economies and, in some countries, less mature governments and governmental institutions, the risks of investing in foreign securities can be intensified in the case of investments in issuers domiciled or doing substantial business in emerging market countries. These risks include: high concentration of market capitalization and trading volume in a small number of issuers representing a limited number of industries, as well as a high concentration of investors and financial intermediaries; political and social uncertainties; over-dependence on exports, especially with respect to primary commodities, making these economies vulnerable to changes in commodity prices; overburdened infrastructure and obsolete or unseasonal financial systems; environmental problems; less well developed legal systems; and less reliable custodial services and settlement practices.

Inability to Sell Securities. Some securities usually trade in lower volume and may be less liquid than securities of large established companies. These less liquid securities could include securities of small and mid-size U.S. companies, high-yield securities, convertible securities, unrated debt and convertible securities, securities that originate from small offerings, and foreign securities, particularly those from companies in emerging markets. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

High Yield Securities. Investments in high yield securities generally provide greater income and increased opportunity for capital appreciation than investments in higher quality debt securities, but they also typically entail greater potential price volatility and principal and income risk. High yield securities are not considered investment grade, and are regarded as predominantly speculative with respect to the issuing company's continuing ability to meet principal and interest payments. The prices of high yield securities have been found to be less sensitive to interest rate changes than higher-rated investments, but more sensitive to adverse economic downturns or individual corporate developments. High yield securities structured as zero coupon or pay-in-kind securities tend to be more volatile. The secondary market in which high yield securities are traded is generally less liquid than the market for higher grade bonds. At times of less liquidity, it may be more difficult to value high yield securities.

Corporate Debt Securities. Corporate debt securities are subject to the risk of the issuer's inability to meet principal and interest payments on the obligation and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the credit-worthiness of the issuer and general market liquidity. When interest rates decline, the value of the Fund's debt securities can be expected to rise, and when interest rates rise, the value of those securities can be expected to decline. Debt securities with longer maturities tend to be more sensitive to interest rate movements than those with shorter maturities.

One measure of risk for fixed income securities is duration. Duration is one of the tools used by a portfolio manager in selection of fixed income securities. Historically, the maturity of a bond was used as a proxy for the sensitivity of a bond's price to changes in interest rates, otherwise known as a bond's "interest rate risk" or "volatility." According to this measure, the longer the maturity of a bond, the more its price will change for a given change in market

50   More Information About Risks

                                                    MORE INFORMATION ABOUT RISKS
--------------------------------------------------------------------------------

interest rates. However, this method ignores the amount and timing of all cash flows from the bond prior to final maturity. Duration is a measure of average life of a bond on a present value basis, which was developed to incorporate a bond's yield, coupons, final maturity and call features into one measure. For point of reference, the duration of a noncallable 7% coupon bond with a remaining maturity of 5 years is approximately 4.5 years, and the duration of a noncallable 7% coupon bond with a remaining maturity of 10 years is approximately 8 years. Material changes in interest rates may impact the duration calculation.

U.S. Government Securities. Some U.S. Government agency securities may be subject to varying degrees of credit risk particularly those not backed by the full faith and credit of the United States Government. All U.S. Government securities may be subject to price declines in the securities due to changing interest rates.

Convertible Securities. The price of a convertible security will normally fluctuate in some proportion to changes in the price of the underlying equity security, and as such is subject to risks relating to the activities of the issuer and general market and economic conditions. The income component of convertible securities causes fluctuations based upon changes in interest rates and the credit quality of the issuer. Convertible securities are often lower rated securities. A Fund may be required to redeem or convert a convertible security before the holder would otherwise choose.

Other Investment Companies. Each Fund (except the MagnaCap, High Yield and Government Securities Income Funds) may invest up to 10% of its assets in other investment companies. When a Fund invests in other investment companies, you indirectly pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Fund.

Restricted and Illiquid Securities. Each Fund may invest in restricted and illiquid securities (except MagnaCap Fund may not invest in restricted securities). If a security is illiquid, the Fund might be unable to sell the security at a time when the adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Fund's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Fund could realize upon disposition. Restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be illiquid. However, some restricted securities may be treated as liquid, although they may be less liquid than registered securities traded on established secondary markets.

Mortgage-Related Securities. Although mortgage loans underlying a mortgage-backed security may have maturities of up to 30 years, the actual average life of a mortgage-backed security typically will be substantially less because the mortgages will be subject to normal principal amortization, and may be prepaid prior to maturity. Like other fixed income securities, when interest rates rise, the value of a mortgage-backed security generally will decline; however, when interest rates are declining, the value of mortgage-backed securities with prepayment features may not increase as much as other fixed income securities. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective maturity of the security beyond what was anticipated at the time of the purchase. Unanticipated rates of prepayment on underlying mortgages can be expected to increase the volatility of such securities. In addition, the value of these securities may fluctuate in response to the market's perception of the creditworthiness of the issuers of mortgage-related securities owned by a Fund. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will be able to meet their obligations.

Interests in Loans. Certain Funds may invest in participation interests or assignments in secured variable or floating rate loans, which include participation interests in lease financings. Loans are subject to the credit risk of nonpayment of principal or interest. Substantial increases in interest rates may cause an increase in loan defaults. Although the loans will generally be fully collateralized at the time of acquisition, the collateral may decline in value, be relatively illiquid, or lose all or substantially all of its value subsequent to the Fund's investment. Many loans are relatively illiquid, and may be difficult to value.

Derivatives. Generally, derivatives can be characterized as financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Some derivatives are sophisticated instruments that typically involve a small investment of cash relative to the magnitude of risks assumed. These may include swap agreements, options, forwards and futures. Derivative securities are subject to market risk, which could be significant for those that have a leveraging effect. Many of the Funds do not invest in these types of derivatives, and some do, so please check the description of the Fund's policies. Derivatives are also subject to credit risks related to the counterparty's ability to perform, and any deterioration in the counterparty's creditworthiness could adversely affect the instrument. A risk of using derivatives is that the adviser or sub-adviser might imperfectly judge the market's direction. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market's movements and may have unexpected or undesired results, such as a loss or a reduction in gains. Temporary Defensive Strategies. When the adviser or sub-adviser to a Fund anticipates unusual market or other conditions, the Fund

                                                                       [GRAPHIC]
                          If you have any questions, please call 1-800-992-0180.

                                           More Information About Risks       51

MORE INFORMATION ABOUT RISKS
--------------------------------------------------------------------------------

may temporarily depart from its principal investment strategies as a defensive measure. To the extent that a Fund invests defensively, it likely will not achieve capital appreciation.

Portfolio Turnover. Each Fund (except the MagnaCap, LargeCap Leaders, MidCap Value, Bank and Thrift and Asia-Pacific Equity Funds) is generally expected to engage in frequent and active trading of portfolio securities to achieve its investment objective. A high portfolio turnover rate involves greater expenses to a Fund, including brokerage commissions and other transaction costs, and is likely to generate more taxable short-term gains for shareholders, which may have an adverse effect on the performance of the Fund.

OTHER RISKS

Repurchase Agreements. Each Fund may enter into repurchase agreements, which involve the purchase by a Fund of a security that the seller has agreed to buy back. If the seller defaults and the collateral value declines, the Fund might incur a loss. If the seller declares bankruptcy, the Fund may not be able to sell the collateral at the desired time.

Lending Portfolio Securities. In order to generate additional income, certain Funds may lend portfolio securities in an amount up to 331|M/3% of total Fund assets to broker-dealers, major banks, or other recognized domestic institutional borrowers of securities. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower default or fail financially.

Borrowing. Certain Funds may borrow for certain types of temporary or emergency purposes subject to certain limits. Borrowing may exaggerate the effect of any increase or decrease in the value of portfolio securities or the net asset value of a Fund, and money borrowed will be subject to interest costs. Interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds. Under adverse market conditions, a Fund might have to sell portfolio securities to meet interest or principal payments at a time when fundamental investment considerations would not favor such sales.

Reverse Repurchase Agreements and Dollar Rolls. A reverse repurchase agreement or dollar roll involves the sale of a security, with an agreement to repurchase the same or substantially similar securities at an agreed upon price and date. Whether such a transaction produces a gain for a Fund depends upon the costs of the agreements and the income and gains of the securities purchased with the proceeds received from the sale of the security. If the income and gains on the securities purchased fail to exceed the costs, net asset value will decline faster than otherwise would be the case. Reverse repurchase agreements and dollar rolls, as leveraging techniques, may increase a Fund's yield; however, such transactions also increase a Fund's risk to capital and may result in a shareholder's loss of principal.

Short Sales. Certain Funds may make short sales. A "short sale" is the sale by a Fund of a security which has been borrowed from a third party on the expectation that the market price will drop. If the price of the security rises, the Fund may have to cover its short position at a higher price than the short sale price, resulting in a loss.

Pairing Off Transactions. A pairing-off transaction occurs when a Fund commits to purchase a security at a future date, and then the Fund "pairs-off" the purchase with a sale of the same security prior to or on the original settlement date. Whether a pairing-off transaction on a debt security produces a gain depends on the movement of interest rates. If interest rates increase, then the money received upon the sale of the same security will be less than the anticipated amount needed at the time the commitment to purchase the security at the future date was entered and the Fund will experience a loss.

Percentage and Rating Limitations Unless otherwise stated, the percentage limitations in this prospectus apply at the time of investment.

52   More Information About Risks

                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights tables on the following pages are intended to help you understand each Fund's financial performance for the past five years or, if shorter, the period of the Fund's operations. Certain information reflects financial results for a single share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). A report of each Fund's independent accountant, along with the Fund's financial statements, is included in the Fund's annual report, which is available upon request.

                                                                       [GRAPHIC]
                          If you have any questions, please call 1-800-992-0180.

                                                    Financial Highlights      53

                                                                       FINANCIAL
PILGRIM MAGNACAP FUND                                                 HIGHLIGHTS
--------------------------------------------------------------------------------

The information in the table below, except for the six months ended December 31, 1999, has been audited by KPMG LLP, independent auditors.

                                                                       Class A
                                             ------------------------------------------------------------
                                               Six
                                              months
                                               ended                    Year ended June 30,
                                           Dec. 31, 1999  -----------------------------------------------
                                            (unaudited)    1999      1998      1997      1996     1995(1)
                                             --------     -------   -------   -------   -------   -------
Per Share Operating Performance:
 Net asset value, beginning of period   $       17.69       17.07     15.92     16.69     14.03     12.36
 Income from investment operations:
 Net investment income (loss)           $        0.02        0.07      0.04      0.10      0.09      0.12
 Net realized and unrealized gains on
 investments                            $        0.39        2.37      3.02      4.16      2.87      2.29
 Total from investment operations       $        0.41        2.44      3.06      4.26      2.96      2.41
 Less distributions from:
 Net investment income                  $        0.05        0.04      0.06      0.12      0.06      0.14
 Net realized gains on investments      $        1.79        1.78      1.85      4.91      0.24      0.60
 Net asset value, end of period         $       16.26       17.69     17.07     15.92     16.69     14.03
 Total Return(3):                       %        2.28       15.93     20.53     30.82     21.31     20.61

Ratios/Supplemental Data:
 Net assets, end of period (000's)      $     343,628     368,508   348,759   290,355   235,393   211,330
 Ratios to average net assets:
 Expenses(4)                            %        1.44        1.35      1.37      1.46      1.68      1.59
 Net investment income (loss)(4)        %        0.27        0.41      0.29      0.64      0.54      0.98
 Portfolio turnover rate                %          15          48        53        77        15         6

                                                                   Class B
                                             --------------------------------------------------
                                               Six
                                              months                                    July 17,
                                              ended           Year ended June 30,      1995(2) to
                                          Dec. 31, 1999   ---------------------------   June 30,
                                           (unaudited)     1999      1998      1997      1996
                                             --------     -------   -------   -------   -------
Per Share Operating Performance:
 Net asset value, beginning of period   $      17.36        16.86     15.81     16.59     14.22
 Income from investment operations:
 Net investment income (loss)           $      (0.03)       (0.04)    (0.04)       --      0.06
 Net realized and unrealized gains on
 investments                            $       0.37         2.32      2.97      4.13      2.61
 Total from investment operations       $       0.34         2.28      2.93      4.13      2.67
 Less distributions from:
 Net investment income                  $         --           --      0.03        --      0.06
 Net realized gains on investments      $       1.79         1.78      1.85      4.91      0.24
 Net asset value, end of period         $      15.91        17.36     16.86     15.81     16.59
 Total Return(3):                       %       1.90        15.12     19.76     29.92     18.98

Ratios/Supplemental Data:
 Net assets, end of period (000's)      $    109,428      116,227    77,787    37,427    10,509
 Ratios to average net assets:
 Expenses(4)                            %       2.14         2.05      2.07      2.16      2.38
 Net investment income (loss)(4)        %      (0.42)       (0.29)    (0.41)    (0.04)     0.07
 Portfolio turnover rate                %         15           48        53        77        15

                                                   Class C                                   Class M
                                            ----------------------       ------------------------------------------------
                                               Six                           Six
                                              months         June 1,        months                                 July 17,
                                              ended        1999(2) to       ended         Year ended June 30,     1995(2) to
                                           Dec. 31, 1999    June 30,    Dec. 31, 1999   -----------------------    June 30,
                                            (unaudited)       1999       (unaudited)    1999      1998     1997      1996
                                            -----------       ----       -----------    ----      ----     ----      ----
Per Share Operating Performance:
 Net asset value, beginning of period   $      17.37          16.69         17.51       16.95     15.87    16.63     14.22
 Income from investment operations:
 Net investment income (loss)           $      (0.08)            --         (0.01)      (0.01)       --     0.02      0.08
 Net realized and unrealized gains on
 investments                            $       0.41           0.68          0.37        2.35      2.98     4.16      2.63
 Total from investment operations       $       0.33           0.68          0.36        2.34      2.98     4.18      2.71
 Less distributions from:
 Net investment income                  $         --            --           0.01          --      0.05     0.03      0.06
 Net realized gains on investments      $       1.79            --           1.79        1.78      1.85     4.91      0.24
 Net asset value, end of period         $      15.91          17.37         16.07       17.51     16.95    15.87     16.63
 Total Return(3):                       %       1.84           4.07          2.02       15.41     20.00    30.26     19.26

Ratios/Supplemental Data:
 Net assets, end of period (000's)      $      2,684            601        15,146      16,351    14,675    6,748     1,961
 Ratios to average net assets:
 Expenses(4)                            %       2.14           1.12          1.89        1.80      1.82     1.91      2.13
 Net investment income (loss)(4)        %      (0.42)          0.42         (0.18)      (0.04)    (0.16)    0.22      0.32
 Portfolio turnover rate                %         15             48            15          48        53       77        15

----------
(1) Pilgrim Investments, Inc., the Fund's Investment Manager, acquired certain assets of Pilgrim Management Corporation, the Fund's former Investment Manager, in a transaction that closed on April 7, 1995.
(2)  Commencement of offering shares.
(3) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return for less than one year is not annualized.
(4)  Annualized.

54   Pilgrim MagnaCap Fund

FINANCIAL
HIGHLIGHTS                                        PILGRIM GROWTH AND INCOME FUND
--------------------------------------------------------------------------------

The information in the table below has been audited by KPMG, LLP, independent auditors.

                                                             1999       1998        1997       1996       1995
                                                            -------    -------     -------    -------    -------
Per Share Operating Performance:
 Net asset value, beginning of period                   $     21.91      20.27       18.56      15.71      14.36
 Net investment income (loss)                           $      0.05         --        0.05       0.07       0.22
 Net realized and unrealized gain (loss) from
 investment operations                                  $      3.33       4.30        5.46       4.08       3.00
 Total income (loss) from investment operations         $      3.38       4.30        5.51       4.15       3.22
 Less distributions:
 Distributions from net investment income               $     (0.05)        --       (0.07)     (0.13)     (0.22)
 Distributions in excess of net investment income       $        --         --          --         --         --
 Distributions from net realized gains                  $      2.86      (2.66)      (3.73)     (1.17)     (1.65)
 Distribution in excess of net realized gains           $        --         --          --         --         --
 Total distributions                                    $     (2.91)     (2.66)      (3.80)     (1.30)     (1.87)
 Net asset value, end of period                         $     22.38      21.91       20.27      18.56      15.71
 Total return                                           %     15.54      21.42       30.36      26.46      22.57

Ratios/Supplemental Data:
 Net assets, end of period (thousands)                  $   254,532    245,790     228,037    200,309    138,901
 Ratio of expenses to average net assets, before
 reimbursement or waiver                                %      0.95       1.16        1.17       1.13       1.09
 Ratio of expense to average net assets, net of
 reimbusement or waiver                                 %      0.95       1.16        1.17       1.13       1.09
 Ratio of net investment income (loss) to average net
 assets, before reimbursement or waiver                 %      0.21       0.06        0.21       0.43       1.38
 Ratio of net investment income (loss) to average net
 assets, net of reimbusement or waiver                  %      0.21       0.06        0.21       0.43       1.38
 Portfolio Turnover Rate                                %     86.31      63.20       88.15     101.12     159.94

                                                                       [GRAPHIC]
                          If you have any questions, please call 1-800-992-0180.

                                           Pilgrim Growth and Income Fund     55

                                                                       FINANCIAL
PILGRIM LARGECAP LEADERS FUND                                         HIGHLIGHTS
--------------------------------------------------------------------------------

The information in the table below, except for the six months ended December 31, 1999, has been audited by KPMG LLP, independent auditors.

                                                                  Class A
                                            ---------------------------------------------------
                                            Six months
                                              ended                                   Ten months
                                             Dec. 31,        Year ended June 30,        ended
                                               1999       --------------------------   June 30,
                                            (unaudited)    1999     1998(2)    1997     1996(1)
                                            -----------    ----     -------    ----     -------
Per Share Operating Performance:
 Net asset value, beginning of period    $     17.35      14.70      14.17     11.77     10.00
 Income from investment operations:
 Net investment income (loss)            $     (0.04)        --       0.01      0.06      0.07
 Net realized and unrealized gains on
 investments                             $      1.12       3.00       2.30      2.63      1.87
 Total from investment operations        $      1.08       3.00       2.31      2.69      1.94
 Less distributions from:
 Net investment income                   $        --         --         --      0.05      0.08
 Net realized gains on investments       $      2.00       0.35       1.78      0.24      0.09
 Net asset value, end of period          $     16.43      17.35      14.70     14.17     11.77
 Total Return(4):                        %      6.62      20.66      17.71     23.24     19.56

Ratios/Supplemental Data:
 Net assets, end of period (000's)       $     9,305      8,506      7,606     8,961     2,530
 Ratios to average net assets:
 Net expenses after expense
 reimbursement(5)                        %      1.75       1.75       1.75      1.75      1.75
 Gross expenses prior to expense
 reimbursement(5)                        %      1.80       1.98       2.28      2.33      5.44
 Net investment income (loss) after
 expense reimbursement(5)                %     (0.42)     (0.04)      0.03      0.41      0.65
 Portfolio turnover rate                 %        10         87         78        86        59

                                                                  Class B
                                            ---------------------------------------------------
                                            Six months
                                              ended                                   Ten months
                                             Dec. 31,         Year ended June 30,       ended
                                               1999        ------------------------    June 30,
                                            (unaudited)    1999     1998(2)    1997     1996(1)
                                            -----------    ----     -------    ----     -------
Per Share Operating Performance:
 Net asset value, beginning of period    $     16.90      14.44      14.04     11.71     10.00
 Income from investment operations:
 Net investment income (loss)            $     (0.07)     (0.09)     (0.10)    (0.02)     0.06
 Net realized and unrealized gains on
 investments                             $      1.07       2.90       2.28      2.59      1.81
 Total from investment operations        $      1.00       2.81       2.18      2.57      1.87
 Less distributions from:
 Net investment income                   $        --         --         --        --      0.07
 Net realized gains on investments       $      2.00       0.35       1.78      0.24      0.09
 Net asset value, end of period          $     15.90      16.90      14.44     14.04     11.71
 Total Return(4):                        %      6.31      19.71      16.91     22.23     18.85

Ratios/Supplemental Data:
 Net assets, end of period (000's)       $    24,748     24,213     15,605    13,611     1,424
 Ratios to average net assets:
 Net expenses after expense
 reimbursement(5)                        %      2.50       2.50       2.50      2.50      2.50
 Gross expenses prior to expense
 reimbursement(5)                        %      2.55       2.73       3.03      3.08      5.79
 Net investment income (loss) after
 expense reimbursement(5)                %     (1.17)     (0.79)     (0.72)    (0.35)    (0.25)
 Portfolio turnover rate                 %        10         87         78        86        59

                                                           Class C                                  Class M
                                                   ----------------------       ------------------------------------------------
                                                    Six months                  Six months
                                                      ended        June 17,       ended                                  Ten months
                                                     Dec. 31,     1999(3) to     Dec. 31,        Year ended June 30,       ended
                                                       1999        June 30,        1999        -----------------------    June 30,
                                                   (unaudited)       1999       (unaudited)    1999     1998(2)   1997     1996(1)
                                                   -----------       ----       -----------    ----      ----     ----      ----
Per Share Operating Performance:
 Net asset value, beginning of period           $     16.92         16.54          17.08       14.55    14.10    11.73      10.00
 Income from investment operations:
 Net investment income (loss)                   $     (0.03)           --          (0.07)      (0.09)   (0.07)      --       0.06
 Net realized and unrealized gains on
 investments                                    $      1.02          0.38           1.08        2.97     2.30     2.62       1.83
 Total from investment operations               $      0.99          0.38           1.01        2.88     2.23     2.62       1.89
 Less distributions from:
 Net investment income                          $       --            --              --          --       --     0.01       0.07
 Net realized gains on investments              $      2.00           --            2.00        0.35     1.78     0.24       0.09
 Net asset value, end of period                 $     15.91         16.92          16.09       17.08    14.55    14.10      11.73
 Total Return(4):                               %      6.24          2.30           6.30       20.04    17.20    22.58      19.06

Ratios/Supplemental Data:
 Net assets, end of period (000's)              $      353            --           5,594       5,661    5,533    4,719      1,240
 Ratios to average net assets:
 Net expenses after expense reimbursement(5)    %      2.50           --            2.25        2.25     2.25     2.25       2.25
 Gross expenses prior to expense
 reimbursement(5)                               %      2.55           --            2.30        2.48     2.78     2.83       5.90
 Net investment income (loss) after expense
 reimbursement(5)                               %    (1.17)           --           (0.92)      (0.54)   (0.47)   (0.10)      0.06
 Portfolio turnover rate                        %       10            87              10          87       78       86         59

----------
(1)  The Fund commenced operations on September 1, 1995.
(2) Effective November 1, 1997, Pilgrim Investments, Inc. assumed the portfolio investment responsibilities of the Fund from ARK Asset Management Company, Inc.
(3)  Commencement of offering shares.
(4) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return information for less than one year is not annualized.
(5)  Annualized.

56   Pilgrim LargeCap Leaders Fund

FINANCIAL
HIGHLIGHTS                                  PILGRIM RESEARCH ENHANCED INDEX FUND
--------------------------------------------------------------------------------

The information in the table below has been audited by PricewaterhouseCoopers LLP, independent auditors.

                                                               Class A(1)   Class B(1)   Class C(1)
                                                                      Year ended October 31,
                                                                  1999        1999         1999
                                                                  ----        ----         ----
Operating performance:
 Net asset value at the beginning of the period             $     10.00       10.00        10.00
 Net investment gain                                        $      0.01       (0.02)       (0.02)
 Net realized and unrealized loss on investments            $      1.13        1.11         1.11
 Total from investment operations                           $      1.14        1.09         1.09
 Net asset value at the end of the period                   $     11.14       11.09        11.09
 Total investment return(2)                                 %     11.40       10.90        10.90

Ratios and supplemental data:
 Net assets at the end of the period ($000s)                $    27,091      99,249       75,941
 Ratio of expenses to average net assets(3)                 %      1.29        1.99         1.99
 Ratio of expense reimbursement to average net assets(3)    %      0.27        0.30         0.28
 Ratio of net investment loss to average net assets(3)      %      0.23       (0.49)       (0.49)
 Portfolio turnover rate                                    %        26          26           26

----------
(1)  Class A, B and C commenced operations on December 30, 1998.
(2) Assumes dividends have been reinvested and does not reflect the effect of sales charges.
(3)  Annualized.

                                                                       [GRAPHIC]
                          If you have any questions, please call 1-800-992-0180.

                                   Pilgrim Research Enhanced Index Fund       57

                                                                       FINANCIAL
PILGRIM GROWTH OPPORTUNITIES FUND                                     HIGHLIGHTS
--------------------------------------------------------------------------------

The information in the table below has been audited by PricewaterhouseCoopers LLP, independent auditors.

                                                                    Class A
                                                             Year ended December 31,
                                                   ----------------------------------------------
                                                   1999      1998      1997      1996     1995(1)
                                                   ----      ----      ----      ----     -------
Operating performance:
 Net asset value, beginning of the period    $     26.06     21.26     17.92     15.53     17.59
 Net investment income (loss)                $     (0.15)    (0.08)     0.03      0.02      0.08
 Net realized and unrealized gain on
 investments                                 $     20.10      5.09      4.16      3.18      1.95
 Total from investment operations            $     19.95      5.01      4.19      3.20      2.03
 Dividends from net investment income        $        --        --        --        --     (0.10)
 Distributions from net realized gain        $    (12.84)    (0.21)    (0.85)    (0.81)    (3.99)
 Total distributions                         $    (12.84)    (0.21)    (0.85)    (0.81)    (4.09)
 Net asset value, end of the period          $     33.17     26.06     21.26     17.92     15.53
 Total return(2)                             %     93.26     23.61     23.59     20.54     11.55

Ratios and supplemental data:
 Net assets at the end of the period
 (000s)                                      $   101,260    29,358     9,334     4,750     1,355
 Ratio of expenses to average net assets
 after reimbursement                         %      1.39      1.37      1.37       150      1.42(3)
 Ratio of expenses to average net assets
 prior to expense reimbursement              %      1.39      1.37      1.40      1.56      1.42(3)
 Ratio of net investment income (loss) to
 average net assets                          %     (0.98)    (0.47)     0.04      0.11      0.63(3)
 Portfolio turnover                          %       286        98        32        62       134

                                                                     Class B
                                                              Year ended December 31,
                                                   ----------------------------------------------
                                                   1999      1998      1997      1996     1995(1)
                                                   ----      ----      ----      ----     -------
Operating performance:
 Net asset value, beginning of the period    $    25.46     20.93     17.76     15.50     17.59
 Net investment income (loss)                $    (0.18)    (0.23)    (0.15)    (0.06)     0.06
 Net realized and unrealized gain on
 investments                                 $    19.26      4.97      4.17      3.13      1.92
 Total from investment operations            $    19.08      4.74      4.02      3.07      1.98
 Dividends from net investment income        $       --        --        --        --     (0.08)
 Distributions from net realized gain        $   (12.84)    (0.21)    (0.85)    (0.81)    (3.99)
 Total distributions                         $   (12.84)    (0.21)    (0.85)    (0.81)    (4.07)
 Net asset value, end of the period          $    31.70     25.46     20.93     17.76     15.50
 Total return(2)                             %    91.84     22.69     22.84     19.74     11.27

Ratios and supplemental data:
 Net assets at the end of the period
 (000s)                                      $   88,305    15,480     8,815     4,444     1,987
 Ratio of expenses to average net assets
 after reimbursement                         %     2.10      2.13      2.14      2.20      2.07(3)
 Ratio of expenses to average net assets
 prior to expense reimbursement              %     2.10      2.13      2.14      2.24      2.07(3)
 Ratio of net investment income (loss) to
 average net assets                          %    (1.69)    (1.26)    (0.95)    (0.55)     0.06(3)
 Portfolio turnover                          %      286        98        32        62       134

                                                                     Class C
                                                              Year ended December 31,
                                                   ----------------------------------------------
                                                   1999      1998      1997      1996     1995(1)
                                                   ----      ----      ----      ----     -------
Operating performance:
 Net asset value, beginning of the period    $     25.48    20.91     17.76     15.50      17.59
 Net investment income (loss)                $     (0.10)   (0.27)    (0.13)    (0.05)      0.04
 Net realized and unrealized gain on
 investments                                 $     19.21     5.05      4.13      3.12       1.92
 Total from investment operations            $     19.11     4.78      4.00      3.07       1.96
 Dividends from net investment income        $        --       --        --        --      (0.06)
 Distributions from net realized gain        $    (12.84)   (0.21)    (0.85)    (0.81)     (3.99)
 Total distributions                         $    (12.84)   (0.21)    (0.85)    (0.81)     (4.05)
 Net asset value, end of the period          $     31.75    25.48     20.91     17.76      15.50
 Total return(2)                             %     91.90    22.90     22.73     19.74      11.17

Ratios and supplemental data:
 Net assets at the end of the period
 (000s)                                      $    21,006    1,625     1,152       365         69
 Ratio of expenses to average net assets
 after reimbursement                         %      2.10     2.13      2.17      2.20       2.11(3)
 Ratio of expenses to average net assets
 prior to expense reimbursement              %      2.10     2.13      2.17      2.35       2.11(3)
 Ratio of net investment income (loss) to
 average net assets                          %     (1.69)   (1.24)    (1.00)    (0.57)      0.02(3)
 Portfolio turnover                          %       286       98        32        62        134

                                                                     Class T
                                                              Year ended December 31,
                                                   ----------------------------------------------
                                                   1999      1998      1997      1996      1995
                                                   ----      ----      ----      ----     -------
Operating performance:
 Net asset value, beginning of the period    $    25.59     21.02     17.82     15.53      15.75
 Net investment income (loss)                $    (0.39)    (0.36)    (0.17)    (0.06)      0.07
 Net realized and unrealized gain on
 investments                                 $    19.57      5.14      4.22      3.16       3.77
 Total from investment operations            $    19.18      4.78      4.05      3.10       3.84
 Dividends from net investment income        $       --        --        --        --      (0.07)
 Distributions from net realized gain        $   (12.84)    (0.21)    (0.85)    (0.81)     (3.99)
 Total distributions                         $   (12.84)    (0.21)    (0.85)    (0.81)     (4.06)
 Net asset value, end of the period          $    31.93     25.59     21.02     17.82      15.53
 Total return(2)                             %    91.72     22.79     22.94     19.90      24.40

Ratios and supplemental data:
 Net assets at the end of the period
 (000s)                                      $   83,772    52,023    73,674    70,406     76,343
 Ratio of expenses to average net assets
 after reimbursement                         %     2.03      2.05      2.03      2.00       2.00
 Ratio of expenses to average net assets
 prior to expense reimbursement              %     2.03      2.05      2.03      2.04       2.00
 Ratio of net investment income (loss) to
 average net assets                          %    (1.62)    (1.19)    (0.81)    (3.05)      0.37
 Portfolio turnover                          %      286        98        32        62        134

----------
(1)  Class A, B and C commenced operations on June 5, 1995.
(2) Assumes dividends have been reinvested and does not reflect the effect of sales charges.
(3)  Annualized.

58   Pilgrim Growth Opportunities Fund

FINANCIAL
HIGHLIGHTS                                          PILGRIM LARGECAP GROWTH FUND
--------------------------------------------------------------------------------

For the three months ended June 30, 1999, the information in the table below has been audited by KPMG LLP, independent auditors. For all periods ending prior to June 30, 1999, the financial information was audited by another independent auditor.

                                                                Class A
                                             ---------------------------------------------
                                             Six months
                                               ended      Three months    Year      July 21,
                                              Dec. 31,       ended       ended     1997(1) to
                                                1999        June 30,    March 31,   March 31,
                                             (unaudited)     1999(2)      1999        1998
                                             -----------     -------      ----        ----
Per Share Operating Performance:
 Net asset value, beginning of period    $      28.09         24.94       15.73       12.50
 Income from investment operations:
 Net investment income (loss)            $      (0.07)        (0.02)      (0.08)      (0.03)
 Net realized and unrealized gains on
 investments                             $      12.71          3.17        9.77        3.29
 Total from investment operations        $      12.64          3.15        9.69        3.26
 Less distributions from:
 Net investment income                   $         --            --          --          --
 Net realized gains on investments       $       0.38            --        0.48        0.03
 Net asset value, end of period          $      40.35         28.09       24.94       15.73
 Total Return(3):                        %      45.32         12.63       63.06       62.35

Ratios/Supplemental Data:
 Net assets, end of period (000's)       $    118,232        30,108      12,445       4,742
 Ratios to average net assets:
 Net expenses after expense
 reimbursement(4)                        %       1.25          1.43        1.59        1.60
 Gross expenses prior to expense
 reimbursement(4)                        %       1.25          1.45        2.24        4.70
 Net investment income (loss) after
 expense reimbursement(4)                %      (0.69)        (0.56)      (0.65)      (0.87)
 Portfolio turnover                      %         84            27         253         306


                                                                Class B
                                             ---------------------------------------------
                                             Six months
                                               ended      Three months    Year      July 21,
                                              Dec. 31,        ended      ended     1997(1) to
                                                1999        June 30,    March 31,   March 31,
                                             (unaudited)     1999(2)      1999        1998
                                             -----------     -------      ----        ----
Per Share Operating Performance:
 Net asset value, beginning of period    $      28.15         25.04       15.64       12.50
 Income from investment operations:
 Net investment income (loss)            $      (0.13)        (0.05)      (0.08)      (0.07)
 Net realized and unrealized gains on
 investments                             $      12.68          3.16        9.71        3.24
 Total from investment operations        $      12.55          3.11        9.63        3.17
 Less distributions from:
 Net investment income                   $         --            --          --          --
 Net realized gains on investments       $       0.38           --         0.23        0.03
 Net asset value, end of period          $      40.32         28.15       25.04       15.64
 Total Return(3):                        %      44.90         12.42       62.28       61.08

Ratios/Supplemental Data:
 Net assets, end of period (000's)       $    227,042        49,057      20,039       3,187
 Ratios to average net assets:
 Net expenses after expense
 reimbursement(4)                        %       1.90          2.08        2.24        2.25
 Gross expenses prior to expense
 reimbursement(4)                        %       1.90          2.10        2.89        4.78
 Net investment income (loss) after
 expense reimbursement(4)                %      (1.33)        (1.21)      (1.28)      (1.36)
 Portfolio turnover                      %         84            27         253         306


                                                                Class C
                                            ---------------------------------------------
                                             Six months
                                               ended     Three months    Year      July 21,
                                              Dec. 31,      ended       ended     1997(1) to
                                               1999        June 30,    March 31,   March 31,
                                            (unaudited)     1999(2)      1999        1998
                                            -----------     -------      ----        ----
Per Share Operating Performance:
 Net asset value, beginning of period    $     28.07         24.97       15.63       12.50
 Income from investment operations:
 Net investment income (loss)            $     (0.13)        (0.06)      (0.07)      (0.05)
 Net realized and unrealized gains on
 investments                             $     12.65          3.16        9.65        3.24
 Total from investment operations        $     12.52          3.10        9.58        3.19
 Less distributions from:
 Net investment income                   $        --            --          --          --
 Net realized gains on investments       $      0.38           --         0.24        0.06
 Net asset value, end of period          $     40.21         28.07       24.97       15.63
 Total Return(3):                        %     44.92         12.41       61.97       61.38

Ratios/Supplemental Data:
 Net assets, end of period (000's)       $    87,229        17,755       8,004         960
 Ratios to average net assets:
 Net expenses after expense
 reimbursement(4)                        %      1.90          2.08        2.25        2.25
 Gross expenses prior to expense
 reimbursement(4)                        %      1.90          2.10        2.90        7.79
 Net investment income (loss) after
 expense reimbursement(4)                %     (1.33)        (1.21)      (1.26)      (1.49)
 Portfolio turnover                      %        84            27         253         306

----------
(1)  The Fund commenced operations on July 21, 1997.
(2) Effective May 24, 1999, Pilgrim Investments Inc., became the Investment Manager of the Fund, concurrently Nicholas-Applegate Capital Management was appointed as sub-advisor.
(3) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return for less than one year is not annualized.
(4)  Annualized.

                                                                       [GRAPHIC]
                          If you have any questions, please call 1-800-992-0180.

                                           Pilgrim LargeCap Growth Fund       59

                                                                       FINANCIAL
PILGRIM MIDCAP VALUE FUND                                             HIGHLIGHTS
--------------------------------------------------------------------------------

The information in the table below, except for the six months ended December 31, 1999, has been audited by KMPG LLP, independent auditors.

                                                                Class A
                                            ------------------------------------------------
                                            Six months
                                              ended                                Three months
                                             Dec. 31,                                 ended
                                               1999          Year ended June 30,     June 30,
                                            (unaudited)  1999      1998      1997    1996(1)
                                            -----------  ----      ----      ----    -------
Per Share Operating Performance:
 Net asset value, beginning of period    $     15.65     16.79     14.64     11.99    10.00
 Income from investment operations:
 Net investment income (loss)            $     (0.09)    (0.09)    (0.07)    (0.02)    0.13
 Net realized and unrealized gains
 on investments                          $     (1.61)     0.12      2.71      2.85     1.91
 Total from investment operations        $     (1.70)     0.03      2.64      2.83     2.04
 Less distributions from:
 Net investment income                   $        --        --        --      0.07     0.05
 Net realized gains on investments       $      0.09      1.17      0.49      0.11       --
 Net asset value, end of period          $     13.86     15.65     16.79     14.64    11.99
 Total Return(3):                        %    (10.88)     0.95     18.40     23.89    20.48

Ratios/Supplemental Data:
 Net assets, end of period (000's)       $    11,221    18,621    27,485    16,985    2,389
 Ratios to average net assets:
 Net expenses after expense
 reimbursement(4)                        %      1.75      1.75      1.75      1.75     1.75
 Gross expenses prior to expense
 reimbursement(4)                        %      1.96      1.79      1.78      1.94     4.91
 Net investment income (loss) after
 expense reimbursement(4)                %     (0.60)    (0.48)    (0.53)    (0.13)    2.00
 Portfolio turnover rate                 %        95       109        85        86       60


                                                                 Class B
                                            ------------------------------------------------
                                            Six months
                                              ended                                Ten months
                                             Dec. 31,                                ended
                                               1999                                 June 30,
                                            (unaudited)   1999     1998      1997    1996(1)
                                            -----------   ----     ----      ----    -------
Per Share Operating Performance:
 Net asset value, beginning of period    $     15.21      16.47    14.49     11.94    10.00
 Income from investment operations:
 Net investment income (loss)            $     (0.18)     (0.21)   (0.18)    (0.05)    0.07
 Net realized and unrealized gains
 on investments                          $     (1.52)      0.12     2.65      2.76     1.90
 Total from investment operations        $     (1.70)     (0.09)    2.47      2.71     1.97
 Less distributions from:
 Net investment income                   $        --         --       --      0.05     0.03
 Net realized gains on investments       $      0.09       1.17     0.49      0.11       --
 Net asset value, end of period          $     13.42      15.21    16.47     14.49    11.94
 Total Return(3):                        %    (11.19)      0.21    17.40     22.95    19.80

Ratios/Supplemental Data:
 Net assets, end of period (000's)       $    20,593     31,223   40,575    23,258    2,123
 Ratios to average net assets:
 Net expenses after expense
 reimbursement(4)                        %      2.50       2.50     2.50      2.50     2.50
 Gross expenses prior to expense
 reimbursement(4)                        %      2.71       2.54     2.53      2.69     5.32
 Net investment income (loss) after
 expense reimbursement(4)                %     (1.35)     (1.23)   (1.28)    (0.90)    1.27
 Portfolio turnover rate                 %        95        109       85        86       60


                                                    Class C                               Class M
                                             ---------------------    ------------------------------------------------
                                             Six months               Six months
                                               ended       June 2,      ended                                Ten months
                                              Dec. 31,     1999 to     Dec. 31,                                ended
                                                1999      June 30,       1999                                 June 30,
                                             (unaudited)   1999(2)    (unaudited)   1999     1998     1997     1996(1)
                                             -----------   -------    -----------   ----     ----      ----    -------
Per Share Operating Performance:
 Net asset value, beginning of period    $      15.20       14.84        15.30      16.52    14.49    11.93     10.00
 Income from investment operations:
 Net investment income (loss)            $      (0.02)      (0.02)       (0.16)     (0.17)   (0.15)   (0.03)     0.06
 Net realized and unrealized gains
 on investments                          $      (1.68)       0.38        (1.53)      0.12     2.67     2.76      1.91
 Total from investment operations        $      (1.70)       0.36        (1.69)     (0.05)    2.52     2.73      1.97
 Less distributions from:
 Net investment income                   $         --          --           --         --       --     0.06      0.04
 Net realized gains on investments       $       0.09          --         0.09       1.17     0.49     0.11       --
 Net asset value, end of period          $      13.41       15.20        13.52      15.30    16.52    14.49     11.93
 Total Return(3):                        %     (11.20)       2.43       (11.06)      0.46    17.76    23.21     19.82

Ratios/Supplemental Data:
 Net assets, end of period (000's)       $        179          47        6,556     10,504   13,232    8,378     1,731
 Ratios to average net assets:
 Net expenses after expense
 reimbursement(4):                       %       2.50        2.50         2.25       2.25     2.25     2.25      2.25
 Gross expenses prior to expense
 reimbursement(4):                       %       2.71        2.54         2.46       2.29     2.28     2.44      4.72
 Net investment income (loss) after
 expense reimbursement(4):               %      (1.35)      (1.23)       (1.10)     (0.98)   (1.03)   (0.63)     1.16
 Portfolio turnover rate                 %         95         109           95        109       85       86        60

----------
(1)  The Fund commenced operations on September 1, 1995.
(2)  Commencement of offering shares.
(3) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return for less than one year is not annualized.
(4)  Annualized.

60   Pilgrim MidCap Value Fund

FINANCIAL
HIGHLIGHTS                                     PILGRIM MIDCAP OPPORTUNITIES FUND
--------------------------------------------------------------------------------

The information in the table below has been audited by PricewaterhouseCoopers LLP, independent auditors.

                                                       Class A                  Class B                   Class C
                                                Year ended December 31,  Year ended December 31,  Year ended December 31,
                                                   1999      1998(1)        1999      1998(1)        1999      1998(1)
                                                   ----      -------        ----      -------        ----      -------
Operating performance
 Net asset value, beginning of the period   $      12.96      10.00         12.97     10.00          12.96      10.00
 Net investment loss                        $      (0.09)     (0.03)        (0.07)    (0.03)         (0.07)     (0.04)
 Net realized and unrealized gain on
 investments                                $      12.01       2.99         11.81      3.00          11.73       3.00
 Total from investment operations           $      11.92       2.96         11.74      2.97          11.66       2.96
 Distributions from net realized gain       $      (3.59)        --         (3.59)       --          (3.59)        --
 Total distributions                        $      (3.59)        --         (3.59)       --          (3.59)        --
 Net asset value, end of the period         $      21.29      12.96         21.12     12.97          21.03      12.96
 Total return(2):                           %     103.24      29.60        101.73     29.70         101.16      29.60

Ratios and supplemental data
 Net assets, end of the period (000s)       $      6,291        610         8,252       140          4,560         87
 Ratio of expenses to average net assets
 after reimbursement                        %       1.74       1.80(3)       2.40      2.50(3)        2.36       2.50(3)
 Ratio of expenses to average net assets
 prior to expense reimbursement             %       1.74       2.42(3)       2.40      3.27(3)        2.36       3.22(3)
 Ratio of net investment loss to
 average net assets                         %      (1.34)     (1.10)(3)     (2.00)    (2.05)(3)      (1.98)     (2.04)(3)
 Portfolio turnover                         %        201         61           201        61            201         61

----------
(1)  Class A, B and C commenced operations on August 20, 1998.
(2) Assumes dividends have been reinvested and does not reflect the effect of sales charges.
(3)  Annualized.

                                                                       [GRAPHIC]
                          If you have any questions, please call 1-800-992-0180.

                                      Pilgrim MidCap Opportunities Fund       61

                                                                       FINANCIAL
PILGRIM MIDCAP GROWTH FUND                                            HIGHLIGHTS
--------------------------------------------------------------------------------

For the three months ended June 30, 1999, the information in the table below has been audited by KPMG LLP, independent auditors. For all periods ending prior to June 30, 1999, the financial information was audited by other independent auditors.

                                                                      Class A
                                           ----------------------------------------------------------------
                                              Six
                                             months       Three
                                             ended       months
                                            Dec. 31,      ended              Year ended March 31,
                                              1999      June 30,   ----------------------------------------
                                           (unaudited)   1999(1)   1999     1998     1997     1996     1995
                                           -----------   -------   ----     ----     ----     ----     ----
Per Share Operating Performance:
 Net asset value, beginning of period   $     21.34       19.93    18.63    16.80    18.37    13.61    13.25
 Income from investment operations:
 Net investment income (loss)           $     (0.11)      (0.06)   (0.50)   (0.14)   (0.17)   (0.18)   (0.10)
 Net realized and unrealized gains on
 investments                            $     11.64        1.47     3.17     6.50     0.57     4.94     0.46
 Total from investment operations       $     11.53        1.41     2.67     6.36     0.40     4.76     0.36
 Less distributions from:
 Net investment income                  $        --          --       --       --       --       --       --
 Net realized gains on investments      $      7.03          --     1.37     4.53     1.97       --       --
 Net asset value, end of period         $     25.84       21.34    19.93    18.63    16.80    18.37    13.61
 Total Return(3):                       %     62.66        7.07    15.36    41.81     1.09    35.07     2.72

Ratios/Supplemental Data:
 Net assets, end of period (000's)      $   111,000      66,586   67,550   90,619   76,108   77,275   65,292
 Ratios to average net assets:
 Net expenses after expense
 reimbursement(4)                       %      1.35        1.49     1.56     1.57     1.60     1.58     1.59
 Gross expenses prior to expense
 reimbursement(4)                       %      1.37        1.50     1.64     1.66     1.56     1.56     1.63
 Net investment income (loss) after
 expense reimbursement(4)               %     (1.21)      (1.20)   (1.04)   (1.33)   (1.05)   (0.91)   (0.66)
 Portfolio turnover                     %       154          55      154      200      153      114       98


                                                                  Class B
                                           -------------------------------------------------------
                                              Six
                                             months       Three
                                             ended       months                             May 31,
                                            Dec. 31,      ended     Year ended March 31,   1995(2) to
                                              1999      June 30,   ----------------------   March 31,
                                           (unaudited)   1999(1)   1999     1998     1997     1996
                                           -----------   -------   ----     ----     ----     ----
Per Share Operating Performance:
 Net asset value, beginning of period   $    25.18        23.54    21.55    16.33    16.25    12.50
 Income from investment operations:
 Net investment income (loss)           $    (0.19)       (0.11)   (0.42)   (0.25)   (0.17)   (0.09)
 Net realized and unrealized gains on
 investments                            $    13.67         1.75     3.42     6.74     0.25     3.84
 Total from investment operations       $    13.48         1.64     3.00     6.49     0.08     3.75
 Less distributions from:
 Net investment income                  $       --           --       --       --       --       --
 Net realized gains on investments      $     8.28          --      1.01     1.27       --       --
 Net asset value, end of period         $    30.38        25.18    23.54    21.55    16.33    16.25
 Total Return(3):                       %    62.09         6.97    14.59    40.84   (0.49)    30.00

Ratios/Supplemental Data:
 Net assets, end of period (000's)      $   85,201       49,335   45,876   46,806   29,002   11,186
 Ratios to average net assets:
 Net expenses after expense
 reimbursement(4)                       %     2.00         2.14     2.22     2.22     2.25     2.22
 Gross expenses prior to expense
 reimbursement(4)                       %     2.02         2.14     2.29     2.21     2.66     3.39
 Net investment income (loss) after
 expense reimbursement(4)               %    (1.84)       (1.85)   (1.69)   (1.99)   (1.69)   (1.61)
 Portfolio turnover                     %      154           55      154      200      153      114


                                                                          Class C
                                            ----------------------------------------------------------------------
                                                Six
                                               months      Three
                                               ended       months
                                              Dec. 31,     ended                  Year ended March 31,
                                                1999      June 30,    --------------------------------------------
                                            (unaudited)    1999(1)    1999      1998      1997      1996      1995
                                            -----------    -------    ----      ----      ----      ----      ----
Per Share Operating Performance:
 Net asset value, beginning of period   $       19.78       18.49      17.15     16.48     18.06     13.45     13.18
 Income from investment operations:
 Net investment income (loss)           $       (0.16)      (0.09)     (0.61)    (0.28)    (0.32)    (0.27)    (0.17)
 Net realized and unrealized gains on
 investments                            $       10.74        1.38       2.97      6.26      0.62      4.88      0.44
 Total from investment operations       $       10.58        1.29       2.36      5.98      0.30      4.61      0.27
 Less distributions from:
 Net investment income                  $          --          --         --        --        --        --        --
 Net realized gains on investments      $        6.50          --       1.02      5.31      1.88        --        --
 Net asset value, end of period         $       23.86       19.78      18.49     17.15     16.48     18.06     13.45
 Total Return(3):                       %       62.05        6.98      14.60     40.95      0.56     34.28      2.05

Ratios/Supplemental Data:
 Net assets, end of period (000's)      $     220,867     144,832    141,685   166,849   157,501   177,461   143,390
 Ratios to average net assets:
 Net expenses after expense
 reimbursement(4)                       %        2.00        2.14       2.23      2.27      2.14      2.14      2.24
 Gross expenses prior to expense
 reimbursement(4)                       %        2.02        2.14       2.30      2.33      2.17      2.14      2.24
 Net investment income (loss) after
 expense reimbursement(4)               %       (1.84)      (1.85)     (1.70)    (2.01)    (1.59)    (1.47)    (1.30)
 Portfolio turnover                     %         154          55        154       200       153       114        98

----------
(1) Effective May 24, 1999, Pilgrim Investments Inc. became the Investment Manager of the Fund, concurrently Nicholas-Applegate Capital Management was appointed as sub-advisor.
(2)  Commencement of offering shares.
(3) Total return is calculated assuming reinvestment of dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return for less than one year is not annualized.
(4)  Annualized.

62   Pilgrim MidCap Growth Fund

FINANCIAL
HIGHLIGHTS                                           PILGRIM GROWTH + VALUE FUND
--------------------------------------------------------------------------------

The information in the table below has been audited by PricewaterhouseCoopers LLP, independent auditors.

                                                                       Class A(1)                   Class B(1)
                                                                 Year ended October 31,       Year ended October 31,
                                                               ------------------------     ------------------------
                                                               1999      1998      1997     1999       1998     1997
                                                               ----      ----      ----     ----       ----     ----
Operating performance:
 Net asset value at the beginning of the period           $    10.44    12.15     10.00     10.29     12.08     10.00
 Net investment loss                                      $    (0.17)   (0.11)    (0.05)    (0.27)    (0.16)    (0.08)
 Net realized and unrealized gain on investments          $     9.49    (1.42)     2.20      9.32     (1.45)     2.16
 Total from investment operations                         $     9.32    (1.53)     2.15      9.05     (1.61)     2.08
 Dividends from net realized gain (loss) on
 investments sold                                         $       --    (0.18)       --        --     (0.18)       --
 Total distributions                                      $
 Net asset value at the end of the period                 $    19.76    10.44     12.15     19.34     10.29     12.08
 Total investment return(2)                               %    89.27   (12.63)    21.50     87.95    (13.38)    20.80

Ratios and supplemental data:
 Net assets at the end of the period ($000s)              $   81,225   33,425    34,346   227,227   105,991    76,608
 Ratio of expenses to average net assets(3)               %     1.69     1.72      1.84      2.39      2.45      2.55
 Ratio of expense reimbursement to average net
 assets(3)                                                %       --       --      0.02        --        --      0.02
 Ratio of net investment loss to average net assets(3)    %    (1.30)   (0.92)    (0.94)    (2.00)    (1.67)    (1.68)
 Portfolio turnover rate                                  %      197      162       144       197       162       144


                                                                      Class C(1)
                                                               -----------------------
                                                                Year ended October 31,
                                                               1999     1998      1997
                                                               ----     ----      ----
Operating performance:
 Net asset value at the beginning of the period           $    10.29    12.08    10.00
 Net investment loss                                      $    (0.26)   (0.16)   (0.08)
 Net realized and unrealized gain on investments          $     9.30    (1.45)    2.16
 Total from investment operations                         $     9.04    (1.61)    2.08
 Dividends from net realized gain (loss) on
 investments sold                                         $       --    (0.18)      --
 Total distributions                                      $
 Net asset value at the end of the period                 $    19.33    10.29    12.08
 Total investment return(2)                               %    87.85   (13.38)   20.80

Ratios and supplemental data:
 Net assets at the end of the period ($000s)              $   84,391   37,456   26,962
 Ratio of expenses to average net assets(3)               %     2.40     2.46     2.56
 Ratio of expense reimbursement to average net
 assets(3)                                                %       --       --     0.02
 Ratio of net investment loss to average net assets(3)    %    (2.01)   (1.69)   (1.70)
 Portfolio turnover rate                                  %      197      162      144

----------
(1)  Class A, B and C commenced operations on November 18, 1996.
(2) Assumes dividends have been reinvested and does not reflect the effect of sales charges.
(3)  Annualized.

                                                                       [GRAPHIC]
                          If you have any questions, please call 1-800-992-0180.

                                            Pilgrim Growth + Value Fund       63

                                                                       FINANCIAL
PILGRIM SMALLCAP OPPORTUNITIES FUND                                   HIGHLIGHTS
--------------------------------------------------------------------------------

The information in the table below has been audited by PricewaterhouseCoopers LLP, independent auditors.

                                                                 Class A
                                                          Year ended December 31,
                                               ----------------------------------------------
                                               1999      1998      1997      1996     1995(1)
                                               ----      ----      ----      ----     -------
Operating performance:
 Net asset value, beginning of the
 period                                  $     29.00     27.77     24.72     20.92    19.56
 Net investment loss                     $     (0.32)    (0.27)    (0.02)    (0.04)   (0.09)
 Net realized and unrealized gain on
 investments                             $     38.23      2.23      3.68      3.84     2.48
 Total from investment operations        $     37.91      1.96      3.66      3.80     2.39
 Distributions from net realized gain    $     (7.56)    (0.73)    (0.61)       --    (1.03)
 Total distributions                     $     (7.56)    (0.73)    (0.61)       --    (1.03)
 Net asset value, end of the period      $     59.35     29.00     27.77     24.72    20.92
 Total return(2)                         %    146.94      7.59     14.92     18.16    12.20

Ratios and supplemental data:
 Net assets at the end of the period
 (000s)                                  $   123,377    45,461    78,160    65,660    2,335
 Ratio of expenses to average net
 assets after reimbursement              %      1.43      1.47      1.43      1.46     1.50(3)
 Ratio of expenses to average net
 assets prior to expense
 reimbursement                           %      1.43      1.47      1.43      1.47     1.50(3)
 Ratio of net investment loss to
 average net assets                      %     (1.21)    (0.70)    (0.07)    (0.30)   (0.91)(3)
 Portfolio turnover                      %       223       257       175       140       71


                                                                Class B
                                                         Year ended December 31,
                                               ----------------------------------------------
                                               1999      1998      1997      1996     1995(1)
                                               ----      ----      ----      ----     -------
Operating performance:
 Net asset value, beginning of the
 period                                  $    28.26     27.27     24.46     20.84      19.56
 Net investment loss                     $    (0.60)    (0.48)    (0.19)    (0.12)     (0.12)
 Net realized and unrealized gain on
 investments                             $    36.96      2.20      3.61      3.74       2.43
 Total from investment operations        $    36.36      1.72      3.42      3.62       2.31
 Distributions from net realized gain    $    (7.56)    (0.73)    (0.61)       --      (1.03)
 Total distributions                     $    (7.56)    (0.73)    (0.61)       --      (1.03)
 Net asset value, end of the period      $    57.06     28.26     27.27     24.46      20.84
 Total return(2)                         %   145.24      6.84     14.10     17.37      11.79

Ratios and supplemental data:
 Net assets at the end of the period
 (000s)                                  $  264,677   124,065   169,516   126,859      1,491
 Ratio of expenses to average net
 assets after reimbursement              %     2.15      2.18      2.15      2.17       2.20(3)
 Ratio of expenses to average net
 assets prior to expense
 reimbursement                           %     2.15      2.18      2.15      2.18       2.21(3)
 Ratio of net investment loss to
 average net assets                      %    (1.93)    (1.43)    (0.78)    (1.01)     (1.64)(3)
 Portfolio turnover                      %      223       257       175       140         71


                                                                 Class C
                                                          Year ended December 31,
                                               ----------------------------------------------
                                               1999      1998      1997      1996     1995(1)
                                               ----      ----      ----      ----     -------
Operating performance:
 Net asset value, beginning of the
 period                                  $    28.24     27.26     24.46     20.84      19.56
 Net investment loss                     $    (0.53)    (0.55)    (0.20)   ( 0.13)     (0.15)
 Net realized and unrealized gain
 (loss) on investments                   $    36.83      2.26      3.61      3.75       2.46
 Total from investment operations        $    36.30      1.71      3.41      3.62       2.31
 Distributions from net realized gain    $    (7.56)    (0.73)    (0.61)       --      (1.03)
 Total distributions                     $    (7.56)    (0.73)    (0.61)       --      (1.03)
 Net asset value, end of the period      $    56.98     28.24     27.26     24.46      20.84
 Total return(2)                         %   145.12      6.81     14.06     17.37      11.79

Ratios and supplemental data:
 Net assets at the end of the period
 (000s)                                  $   72,581    29,746    51,460    37,342         62
 Ratio of expenses to average net
 assets after reimbursement              %     2.18      2.22      2.18      2.20       2.20(3)
 Ratio of expenses to average net
 assets prior to expense
 reimbursement                           %     2.18      2.22      2.18      2.21       2.23(3)
 Ratio of net investment loss to
 average net assets                      %    (1.96)    (1.45)    (0.82)    (1.03)     (1.60)(3)
 Portfolio turnover                      %      223       257       175       140         71


                                                                 Class T
                                                          Year ended December 31,
                                               ----------------------------------------------
                                               1999      1998      1997      1996      1995
                                               ----      ----      ----      ----     -------
Operating performance:
 Net asset value, beginning of the
 period                                  $    28.36     27.34     24.48     20.84      19.64
 Net investment loss                     $    (0.65)    (0.51)    (0.18)    (0.21)     (0.34)
 Net realized and unrealized gain
 (loss) on investments                   $    37.24      2.26      3.65      3.85       2.57
 Total from investment operations        $    36.59      1.75      3.47      3.64       2.23
 Distributions from net realized gain    $    (7.56)    (0.73)    (0.61)       --      (1.03)
 Total distributions                     $    (7.56)    (0.73)    (0.61)       --      (1.03)
 Net asset value, end of the period      $    57.39     28.36     27.34     24.48      20.84
 Total return(2)                         %   145.51      6.94     14.29     17.47      11.34

Ratios and supplemental data:
 Net assets at the end of the period
 (000s)                                  $   33,634    18,203    32,800    35,670     33,557
 Ratio of expenses to average net
 assets after reimbursement              %     2.06      2.10      1.99      2.07       2.16
 Ratio of expenses to average net
 assets prior to expense
 reimbursement                           %     2.06      2.10      1.99      2.11       2.16
 Ratio of net investment loss to
 average net assets                      %    (1.85)    (1.33)    (0.62)    (0.89)     (1.50)
 Portfolio turnover                      %      223       257       175       140         71

----------
(1)  Classes A, B & C commenced operations on June 5, 1995.
(2) Assumes dividends have been reinvested and does not reflect the effect of sales charges.
(3)  Annualized.

64   Pilgrim SmallCap Opportunities Fund

FINANCIAL
HIGHLIGHTS                                          PILGRIM SMALLCAP GROWTH FUND
--------------------------------------------------------------------------------

For the three months ended June 30, 1999, the information in the table below has been audited by KPMG LLP, independent auditors. For all periods ending prior to June 30, 1999, the financial information was audited by other independent auditors.

                                                                         Class A
                                          ---------------------------------------------------------------------
                                              Six
                                             months     Three
                                             ended      months
                                            Dec. 31,    ended                   Year ended March 31,
                                             1999      June 30,    --------------------------------------------
                                          (unaudited)   1999(1)    1999      1998      1997      1996      1995
                                          -----------   -------    ----      ----      ----      ----      ----
Per Share Operating
Performance:
 Net asset value, beginning of period  $     19.08       16.72     19.75     15.15     17.93     13.06     12.10
 Income from investment operations:
 Net investment income (loss)          $     (0.09)      (0.06)    (0.85)    (0.08)    (0.22)    (0.20)    (0.16)
 Net realized and unrealized gains
 (loss) on investments                 $      8.27        2.42      0.69      6.91     (0.66)     5.09      1.12
 Total from investment operations      $      8.18        2.36     (0.16)     6.83     (0.88)     4.89      0.96
 Less distributions from:
 Net investment income                 $        --          --        --        --        --        --        --
 Net realized gains on investments     $      9.73          --      2.87      2.23      1.90      0.02       --
 Net asset value, end of period        $     17.53       19.08     16.72     19.75     15.15     17.93     13.06
 Total Return(3):                      %     53.23       14.11      0.37     46.32     (6.26)    37.48      7.93

Ratios/Supplemental Data:
 Net assets, end of period (000's)     $   148,392     102,641    94,428   201,943   121,742   138,155   106,725
 Ratios to average net assets:
 Net expenses after expense
 reimbursement(4)                      %      1.59        1.70      1.85      1.89      1.72      1.74      1.86
 Gross expenses prior to expense
 reimbursement(4)                      %      1.63        1.74      1.95      1.90      1.72      1.74      1.84
 Net investment income (loss) after
 expense reimbursement(4)              %     (1.31)      (1.46)    (1.32)    (1.85)    (1.26)    (1.20)    (1.27)
 Portfolio turnover                    %        48          32        90        92       113       130       100


                                                                     Class B
                                          -----------------------------------------------------------
                                             Six
                                            months       Three
                                            ended       months                                  May 31,
                                           Dec. 31,      ended       Year ended March 31,     1995(2) to
                                             1999      June 30,    ------------------------    March 31,
                                          (unaudited)   1999(1)    1999      1998      1997      1996
                                          -----------   -------    ----      ----      ----      ----
Per Share Operating
Performance:
 Net asset value, beginning of period  $     24.05       21.12     22.53     15.51     16.69     12.50
 Income from investment operations:
 Net investment income (loss)          $     (0.16)      (0.12)    (0.53)    (0.27)    (0.21)    (0.14)
 Net realized and unrealized gains
 (loss) on investments                 $     10.40        3.05      0.33      7.29     (0.97)     4.33
 Total from investment operations      $     10.24        2.93     (0.20)     7.02     (1.18)     4.19
 Less distributions from:
 Net investment income                 $        --          --        --        --        --        --
 Net realized gains on investments     $     12.24          --      1.21        --        --        --
 Net asset value, end of period        $     22.05       24.05     21.12     22.53     15.51     16.69
 Total Return(3):                      %     52.82       13.87     (0.29)    45.26     (7.07)    33.52

Ratios/Supplemental Data:
 Net assets, end of period (000's)     $    76,897      49,448    45,140    55,215    28,030    13,626
 Ratios to average net assets:
 Net expenses after expense
 reimbursement(4)                      %      2.24        2.35      2.57      2.62      2.61      2.58
 Gross expenses prior to expense
 reimbursement(4)                      %      2.28        2.39      2.66      2.63      2.73      3.26
 Net investment income (loss) after
 expense reimbursement(4)              %     (1.96)      (2.11)    (2.03)    (2.59)    (2.13)    (2.09)
 Portfolio turnover                    %        48          32        90        92       113       130


                                                                         Class C
                                          ---------------------------------------------------------------------
                                              Six
                                             months      Three
                                             ended       months
                                            Dec. 31,     ended                Year ended March 31,
                                              1999      June 30,   --------------------------------------------
                                          (unaudited)   1999(1)    1999      1998      1997      1996      1995
                                          -----------   -------    ----      ----      ----      ----      ----
Per Share Operating
Performance:
 Net asset value, beginning of period  $     18.81       16.51     18.62     14.69     17.62     12.96     12.07
 Income from investment operations:
 Net investment income (loss)          $     (0.13)      (0.09)    (0.84)    (0.38)    (0.31)    (0.29)    (0.22)
 Net realized and unrealized gains
 on investments                        $      8.14        2.39      0.61      6.84     (0.63)     5.03      1.11
 Total from investment operations      $      8.11        2.30    (0.23)      6.46     (0.94)     4.74      0.89
 Less distributions from:
 Net investment income                 $        --          --        --        --        --        --        --
 Net realized gains on investments     $      9.57          --      1.88      2.53      1.99      0.08        --
 Net asset value, end of period        $     17.25       18.81     16.51     18.62     14.69     17.62     12.96
 Total Return(3):                      %     52.94       13.93     (0.24)    45.40     (6.81)    37.18      7.37

Ratios/Supplemental Data:
 Net assets, end of period (000's)     $   213,994     153,471   144,597   225,025   182,907   207,332   157,292
 Ratios to average net assets:
 Net expenses after expense
 reimbursement(4)                      %      2.24        2.35      2.51      2.57      2.35      2.35      2.44
 Gross expenses prior to expense
 reimbursement(4)                      %      2.28        2.39      2.60      2.59      2.35      2.35      2.44
 Net investment income (loss) after
 expense reimbursement(4)              %     (1.96)      (2.11)    (1.97)    (2.53)    (1.89)    (1.81)    (1.85)
 Portfolio turnover                    %        48          32        90        92       113       130       100

----------
(1) Effective May 24, 1999, Pilgrim Investments Inc., became the Investment Manager of the Fund, concurrently Nicholas-Applegate Capital Management was appointed as sub-advisor.
(2)  Commencement of offering shares.
(3) Total return is calculated assuming reinvestment of dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return for less than one year is not annualized.
(4)  Annualized.

                                                                       [GRAPHIC]
                          If you have any questions, please call 1-800-992-0180.

                                           Pilgrim SmallCap Growth Fund       65

                                                                       FINANCIAL
PILGRIM BANK AND THRIFT FUND                                          HIGHLIGHTS
--------------------------------------------------------------------------------

For the year ended June 30, 1999, the six-month period ended June 30, 1998 and the years ended December 31, 1997, 1996, and 1995, the information in the table below, with the exception of the six months ended December 31, 1999 and the information in the row labeled "Total Investment Return at Net Asset Value" for periods prior to January 1, 1997, have been audited by KPMG LLP, independent auditors. For all periods ending prior to December 31, 1995, the financial information, with the exception of the information in the row labeled "Total Investment Return at Net Asset Value", was audited by another independent auditor. The information in the row labeled "Total Investment Return at Net Asset Value" has not been audited for periods prior to January 1, 1997. Prior to October 17, 1997, the Class A shares were designated as Common Stock and the Fund operated as a closed-end investment company.

                                                                               Class A
                                                   -----------------------------------------------------------------
                                                      Six
                                                     months                 Six
                                                     ended        Year     months
                                                    Dec. 31,      ended    ended         Year ended December 31,
                                                      1999      June 30,  June 30,    ------------------------------
                                                   (unaudited)    1999     1998(3)    1997     1996    1995(1)  1994
                                                   -----------    ----     -------    ----     ----    -------  ----
Per Share Operating Performance:
 Net asset value, beginning of year             $     24.38       27.52     25.87     17.84    14.83    10.73   11.87
 Income (loss) from investment operations:
 Net investment income                          $      0.15        0.29      0.11      0.34     0.32     0.31    0.26
 Net realized and unrealized gains (loss) on
 investments                                    $     (4.21)      (2.70)     1.54     10.83     5.18     4.78   (0.53)
 Total from investment operations               $     (4.06)      (2.41)     1.65     11.17     5.50     5.09   (0.27)
 Less distributions from:
 Net investment income                          $      0.25        0.18        --      0.31     0.35     0.34    0.22
 Net realized gains on investments              $      2.73        0.55        --      2.65     2.14     0.65    0.65
 Tax return of capital                          $        --          --        --      0.18       --       --      --
 Net asset value, end of year                   $     17.34       24.38     27.52     25.87    17.84    14.83   10.73
 Closing market price, end of year                       --          --        --        --    15.75    12.88    9.13
 Total Investment Return At Market Value(4)     %        --          --        --        --    43.48    52.81   (8.85)
 Total Investment Return At Net Asset Value(5)  %    (18.04)      (8.61)     6.38     64.86    41.10    49.69   (1.89)

Ratios/Supplemental Data:
 Net assets, end of year ($millions)            $       258         403       549       383      252      210     152
 Ratio to average net assets:
 Expenses(6)                                    %      1.43        1.39      1.20      1.10     1.01     1.05    1.28
 Net investment income(6)                       %      1.15        1.09      0.94      1.39     1.94     2.37    2.13
 Portfolio turnover rate                        %         5          29         2        22       21       13      14


                                                                    Class B
                                                   ----------------------------------------
                                                      Six
                                                     months                 Six
                                                     ended       Year      months    Oct. 20,
                                                    Dec. 31,     ended     ended    1997(2) to
                                                      1999      June 30,  June 30,   Dec. 31,
                                                   (unaudited)    1999     1998(3)     1997
                                                   -----------    ----     -------     ----
Per Share Operating Performance:
 Net asset value, beginning of year             $     24.21       27.40     25.85      25.25
 Income (loss) from investment operations:
 Net investment income                          $      0.05        0.08      0.01       0.04
 Net realized and unrealized gains (loss) on
 investments                                    $     (4.17)      (2.66)     1.54       2.92
 Total from investment operations               $     (4.12)      (2.58)     1.55       2.96
 Less distributions from:
 Net investment income                          $      0.03        0.06        --       0.04
 Net realized gains on investments              $      2.73        0.55        --       2.04
 Tax return of capital                          $        --          --        --       0.28
 Net asset value, end of year                   $     17.33       24.21     27.40      25.85
 Closing market price, end of year                       --          --        --         --
 Total Investment Return At Market Value(4)     %        --          --        --         --
 Total Investment Return At Net Asset Value(5)  %    (18.34)      (9.31)     6.00      11.88

Ratios/Supplemental Data:
 Net assets, end of year ($millions)            $       207         343       360         76
 Ratio to average net assets:
 Expenses(6)                                    %      2.18        2.14      1.95       1.89
 Net investment income(6)                       %      0.40        0.34      0.19       0.99
 Portfolio turnover rate                        %         5          29         2         22

----------
(1) Pilgrim Investments, Inc., the Fund's Investment Manager, acquired certain assets of Pilgrim Management Corporation, the Fund's former Investment Manager, in a transaction that closed on April 7, 1995.
(2)  Commencement of offering shares.
(3)  Effective June 30, 1998,  Bank and Thrift Fund changed its year end to June
     30.
(4) Total return was calculated at market value without deduction of sales commissions and assuming reinvestment of all dividends and distributions during the period.
(5) Total return is calculated at net asset value without deduction of sales commissions and assumes reinvestment of all dividends and distributions during the period. Total investment returns based on net asset value, which can be higher or lower than market value, may result in substantially different returns than total return based on market value. For all periods prior to January 1, 1997, the total returns presented are unaudited.
(6)  Annualized.

66   Pilgrim Bank and Thrift Fund

FINANCIAL
HIGHLIGHTS                                                 PILGRIM BALANCED FUND
--------------------------------------------------------------------------------

For the three months ended June 30, 1999, the information in the table below has been audited by KPMG LLP, independent auditors. For all periods ending prior to June 30, 1999, the financial information was audited by other independent auditors.

                                                                           Class A
                                                -------------------------------------------------------------
                                                    Six
                                                   months     Three
                                                   ended      months
                                                  Dec 31,     ended
                                                   1999      June 30,              Year ended March 31,
                                                (unaudited)   1999(2)   1999     1998    1997    1996    1995
                                                -----------   -------   ----     ----    ----    ----    ----
Per Share Operating Performance:
 Net asset value, beginning of period       $      19.23       19.03    19.53   15.54   16.16   13.74   13.52
 Income from investment operations:
 Net investment income                      $       0.30        0.10     0.36    0.26    0.32    0.34    0.21
 Net realized and unrealized gains on
 investments                                $       0.17        0.17     2.58    5.70    0.84    2.42    0.22
 Total from investment operations           $       0.47        0.27     2.94    5.96    1.16    2.76    0.43
 Less distributions from:
 Net investment income                      $       0.39        0.07     0.43    0.27    0.32    0.34    0.21
 Net realized gains on investments          $       3.71          --     3.01    1.70    1.46      --      --
 Net asset value, end of period             $      15.60       19.23    19.03   19.53   15.54   16.16   13.74
 Total Return(3):                           %       2.68        1.42    17.10   39.34    6.74   20.16    3.22

Ratio/Supplemental Data:
 Net assets, end of period (in thousands)   $     10,141       9,619    9,519   6,675   4,898   5,902   4,980
 Ratio to average net assets:
 Net expenses after expense
 reimbursement(4)                           %       1.35        1.49     1.59    1.61    1.60    1.60    1.60
 Gross expenses prior to expense
 reimbursement(4)                           %       1.59        1.75     1.97    2.56    3.00    3.30    2.78
 Net investment income (loss) after
 expense reimbursement(4)                   %       3.44        2.06     2.08    3.58    1.87    2.16    1.44
 Portfolio turnover                         %         46          63      165     260     213     197     110


                                                                        Class B
                                                --------------------------------------------------------
                                                   Six
                                                  months       Three
                                                  ended       months                               May 31,
                                                  Dec 31,      ended     Year ended March 31,    1995(1) to
                                                   1999      June 30,    ---------------------    March 31,
                                                (unaudited)   1999(2)    1999     1998    1997      1996
                                                -----------   -------    ----     ----    ----      ----
Per Share Operating Performance:
 Net asset value, beginning of period       $      20.59       20.38    20.07    14.88    14.18     12.50
 Income from investment operations:
 Net investment income                      $       0.25        0.07     0.28     0.15     0.17      0.12
 Net realized and unrealized gains on
 investments                                $       0.20        0.18     2.74     5.58     0.70      1.68
 Total from investment operations           $       0.45        0.25     3.02     5.73     0.87      1.80
 Less distributions from:
 Net investment income                      $       0.33        0.04     0.31     0.15     0.17      0.12
 Net realized gains on investments          $       3.97          --     2.40     0.39       --        --
 Net asset value, end of period             $      16.74       20.59    20.38    20.07    14.88     14.18
 Total Return(3):                           %       2.39        1.24    16.49    38.79     6.10     14.45

Ratio/Supplemental Data:
 Net assets, end of period (in thousands)   $      7,716       7,157    6,048    4,254    2,133       673
 Ratio to average net assets:
 Net expenses after expense
 reimbursement(4)                           %       2.00        2.14     2.24     2.26     2.25      2.25
 Gross expenses prior to expense
 reimbursement(4)                           %       2.24        2.40     2.62     2.71     6.44     13.05
 Net investment income (loss) after
 expense reimbursement(4)                   %       2.80        1.41     1.43     2.99     1.25      1.38
 Portfolio turnover                         %         46          63      165      260      213       197


                                                                            Class C
                                                -----------------------------------------------------------------
                                                    Six
                                                   months      Three
                                                   ended       months
                                                  Dec 31,      ended              Year ended March 31,
                                                    1999      June 30,  -----------------------------------------
                                                (unaudited)   1999(2)   1999     1998     1997     1996      1995
                                                -----------   -------   ----     ----     ----     ----      ----
Per Share Operating Performance:
 Net asset value, beginning of period       $     18.53       18.35    19.90    15.59    16.20    13.76    13.54
 Income from investment operations:
 Net investment income                      $      0.24        0.06     0.26     0.15     0.21     0.24     0.11
 Net realized and unrealized gains
 on investments                             $      0.16        0.16     2.52     5.71     0.85     2.44     0.22
 Total from investment operations           $      0.40        0.22     2.78     5.86     1.06     2.68     0.33
 Less distributions from:
 Net investment income                      $      0.34        0.04     0.28     0.15     0.21     0.24     0.11
 Net realized gains on investments          $      3.57          --     4.05     1.40     1.46       --       --
 Net asset value, end of period             $     15.02       18.53    18.35    19.90    15.59    16.20    13.76
 Total Return(3):                           %      2.35        1.21    16.34    38.35     6.05    19.58     2.47

Ratio/Supplemental Data:
 Net assets, end of period (in thousands)   $    19,494      21,331   21,655   20,784   16,990   16,586   16,470
 Ratio to average net assets:
 Net expenses after expense
 reimbursement(4)                           %      2.00        2.14     2.23     2.26     2.25     2.25     2.25
 Gross expenses prior to expense
 reimbursement(4)                           %      2.24        2.40     2.61     2.68     2.83     3.01     2.60
 Net investment income (loss) after
 expense reimbursement(4)                   %      2.80        1.41     1.43     2.93     1.23     1.53     0.83
 Portfolio turnover                         %        46          63      165      260      213      197      110

----------
(1)  Commencement of offering of shares.
(2) Effective May 24, 1999, Pilgrim Investments Inc., became the Investment Manager of the Fund.
(3) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return for less than one year is not annualized.
(4)  Annualized.

                                                                       [GRAPHIC]
                          If you have any questions, please call 1-800-992-0180.

                                                  Pilgrim Balanced Fund       67

                                                                       FINANCIAL
PILGRIM CONVERTIBLE FUND                                              HIGHLIGHTS
--------------------------------------------------------------------------------

For the three months ended June 30, 1999, the information in the table below has been audited by KPMG LLP, independent auditors. For all periods ending prior to June 30, 1999, the financial information was audited by other independent auditors.

                                                                       Class A
                                           -----------------------------------------------------------------
                                               Six
                                              months     Three
                                              ended      months
                                             Dec 31,     ended                Year ended March 31,
                                               1999     June 30,    ----------------------------------------
                                           (unaudited)   1999(1)    1999     1998     1997     1996     1995
                                           -----------   -------    ----     ----     ----     ----     ----
Per Share Operating Performance:
 Net asset value, beginning of period   $     23.27       21.92     19.12    16.59    15.68    12.86    14.16
 Income from investment operations:
 Net investment income (loss)           $      0.20        0.10      0.40     0.44     0.47     0.48     0.49
 Net realized and unrealized gains
 (loss) on investments                  $      6.66        1.35      3.17     4.49     1.64     2.82   (0.89)
 Total from investment operations       $      6.86        1.45      3.57     4.93     2.11     3.30   (0.40)
 Less distributions from:
 Net investment income                  $      0.20        0.10      0.41     0.44     0.48     0.48     0.49
 Net realized gains on investments      $      3.69          --      0.36     1.96     0.72       --     0.41
 Net asset value, end of period         $     26.24       23.27     21.92    19.12    16.59    15.68    12.86
 Total Return(3):                       %     31.97        6.62     19.17    31.04    13.73    26.00   (2.64)

Ratios/Supplemental Data:
 Net assets, end of period
 (in thousands)                         $    88,816      73,133    65,742   47,290   32,082   31,712   31,150
 Ratio to average net assets:
 Net expenses after expense
 reimbursement(4)                       %      1.33        1.45      1.53     1.57     1.60     1.60     1.60
 Gross expenses prior to expense
 reimbursement(4)                       %      1.34        2.10      1.65     1.74     1.75     1.76     1.76
 Net investment income (loss) after
 expense reimbursement(4)               %      1.75        1.82      2.08     5.64     2.83     3.29     3.71
 Portfolio turnover                     %        68          28       138      160      167      145      126


                                                                  Class B
                                           --------------------------------------------------------
                                              Six
                                             months      Three
                                             ended       months                               May 31,
                                             Dec 31,     ended       Year ended March 31,   1995(2) to
                                              1999      June 30,    ----------------------   March 31,
                                           (unaudited)   1999(2)    1999     1998     1997     1996
                                           -----------   -------    ----     ----     ----     ----
Per Share Operating Performance:
 Net asset value, beginning of period   $     25.34       23.86    20.56    16.60    14.96    12.50
 Income from investment operations:
 Net investment income (loss)           $      0.12        0.07     0.29     0.32     0.31     0.24
 Net realized and unrealized gains
 (loss) on investments                  $      7.25        1.47     3.47     4.65     1.64     2.46
 Total from investment operations       $      7.37        1.54     3.76     4.97     1.95     2.70
 Less distributions from:
 Net investment income                  $      0.12        0.06     0.27     0.32     0.31     0.24
 Net realized gains on investments      $      4.01          --     0.19     0.69       --       --
 Net asset value, end of period         $     28.58       25.34    23.86    20.56    16.60    14.96
 Total Return(3):                       %     31.56        6.47    18.52    30.51    13.01    21.72

Ratios/Supplemental Data:
 Net assets, end of period
 (in thousands)                         $   108,527      68,091   58,736   36,725   12,740    2,125
 Ratio to average net assets:
 Net expenses after expense
 reimbursement(4)                       %      1.98        2.10     2.18     2.22     2.25     2.25
 Gross expenses prior to expense
 reimbursement(4)                       %      1.99        2.10     2.30     2.33     3.19     7.08
 Net investment income (loss) after
 expense reimbursement(4)               %      1.10        1.17     1.44     5.04     2.29     2.59
 Portfolio turnover                     %       168          28      138      160      167      145

                                                                       Class C
                                           -----------------------------------------------------------------
                                              Six
                                             months       Three
                                              ended       months
                                             Dec 31,      ended               Year ended March 31,
                                              1999       June 30,   ----------------------------------------
                                           (unaudited)   1999(1)    1999     1998     1997     1996     1995
                                           -----------   -------    ----     ----     ----     ----     ----
Per Share Operating Performance:
 Net asset value, beginning of period   $     23.78       22.40     19.55    17.05    15.89    13.03    14.28
 Income from investment operations:
 Net investment income (loss)           $      0.13        0.07      0.28     0.34     0.37     0.40     0.41
 Net realized and unrealized gains
 (loss) on investments                  $      6.78        1.37      3.25     4.60     1.66     2.86    (0.89)
 Total from investment operations       $      6.91        1.44      3.53     4.94     2.03     3.26    (0.48)
 Less distributions from:
 Net investment income                  $      0.12        0.06      0.25     0.34     0.37     0.40     0.41
 Net realized gains on
 investments                            $      3.76          --      0.43     2.10     0.50       --     0.36
 Net asset value, end of period         $     26.81       23.78     22.40    19.55    17.05    15.89    13.03
 Total Return(3):                       %     31.56        6.45     18.45    30.22    12.91    25.24    (3.26)

Ratios/Supplemental Data:
 Net assets, end of period
 (in thousands)                         $   132,756     100,276    95,998   81,561   62,143   58,997   61,792
 Ratio to average net assets:
 Net expenses after expense
 reimbursement(4)                       %      1.98        2.10      2.18     2.22     2.25     2.25     2.25
 Gross expenses prior to expense
 reimbursement(4)                       %      1.99        2.10      2.30     2.31     2.29     2.28     2.29
 Net investment income (loss) after
 expense reimbursement(4)               %      1.10        1.17      1.44     4.99     2.18     2.64     3.05
 Portfolio turnover                     %        68          28       138      160      167      145      126

----------
(1) Effective May 24, 1999, Pilgrim Investments Inc., became the Investment Manager of the Fund, concurrently Nicholas-Applegate Capital Management was appointed as sub-advisor.
(2)  Commencement of offering of shares.
(3) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return for less than one year is not annualized.
(4)  Annualized.

68   Pilgrim Convertible Fund

WHERE TO GO FOR MORE INFORMATION

You'll find more information about the Pilgrim Funds in our:

ANNUAL/SEMI-ANNUAL REPORTS

Includes a discussion of recent market conditions and investment strategies that significantly affected performance, the financial statements and the auditor's reports (in annual report only).

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains more detailed information about the Pilgrim Funds. The SAI is legally part of this prospectus (it is incorporated by reference). A copy has been filed with the Securities and Exchange Commission (SEC).

Please write or call for a free copy of the current Annual/Semi-Annual reports, the SAI or other Fund information, or to make shareholder inquiries:

The Pilgrim Funds
40 North Central Avenue, Suite 1200
Phoenix, AZ 85004

1-800-992-0180

Or visit our website at www.pilgrimfunds.com.

This information may also be reviewed or obtained from the SEC. In order to review the information in person, you will need to visit the SEC's Public Reference Room in Washington, D.C. or call 202-942-8090. Otherwise, you may obtain the information for a fee by contacting the SEC at:

Securities and Exchange Commission
Public Reference Section
Washington, D.C. 20549-0102

or at the e-mail address: publicinfo@sec.gov

Or obtain the information at no cost by visiting the SEC's Internet website at http://www.sec.gov.

When contacting the SEC, you will want to refer to the Fund's SEC file number. The file numbers are as follows:

Pilgrim Growth Opportunities Fund      811-4431
Pilgrim Equity Trust                   811-8817
Pilgrim Mayflower Trust                811-7978
Pilgrim SmallCap Opportunities Fund    811-4434
Pilgrim Advisory Funds, Inc.           811-9040
Pilgrim Growth and Income Fund, Inc.   811-0865
Pilgrim Investment Funds, Inc.         811-1939
Pilgrim Mutual Funds                   811-7428
Pilgrim Bank and Thrift Fund, Inc.     811-4504

USEQPROS073100-073100

                         GRAPHICS DESCRIPTION APPENDIX


There are four icon sized graphics used throughout the prospectus as follows:


1. In the sections describing the Objective of the Funds, the graphic icon is that of a dart in the bullseye of a target.

2. In the sections describing the Investment Strategy of the Funds, the graphic icon is that of a compass pointing due north.

3. In the sections describing the Risks of the Funds, the graphic icon is that of an old fashioned scale tilting heavy on the left side.

4. In the sections describing the Performance history of the Funds, the graphic icon is that of a stack of US currency bills.

5. On the bottom footer of every odd numbered page (right hand page), the graphic icon is that of a telephone by the 800 number of the fund to call for information.